UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811-05309

Nuveen Investment Funds, Inc.

(Exact name of registrant as specified in charter)

Nuveen Investments

333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Kevin J. McCarthy—Vice President and Secretary

333 West Wacker Drive, Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: 312-917-7700

Date of fiscal year end: June 30

Date of reporting period: March 31, 2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Nuveen Core Bond Fund

Portfolio of Investments	March 31, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	LONG-TERM INVESTMENTS – 97.1%

	CORPORATE BONDS – 41.2%

	Automobiles – 0.4%

$750	General Motors Corporation	4.000%	4/01/25	BBB–	$731,705

	Banks – 5.2%

1,275	Abbey National Treasury Services PLC of London	3.050%	8/23/18	A1	1,310,349

290	Bank of America Corporation, (3)	4.000%	4/01/24	A	304,316

490	Bank of America Corporation, (3)	3.875%	8/01/25	A	509,806

1,000	Bank of America Corporation	4.450%	3/03/26	A–	1,032,570

1,005	Citigroup Inc.	4.500%	1/14/22	A	1,100,792

807	Fifth Third Bancorp.	3.500%	3/15/22	A	840,826

1,510	GE Capital International Funding CO, 144A	4.418%	11/15/35	AA+	1,634,249

505	JPMorgan Chase & Company	3.200%	1/25/23	A+	518,801

1,240	JPMorgan Chase & Company	3.375%	5/01/23	A	1,245,575

1,000	JPMorgan Chase & Company	6.400%	5/15/38	A+	1,328,579
9,122	Total Banks				9,825,863

	Beverages – 0.8%

1,395	Anheuser Busch InBev Finance Inc.	3.650%	2/01/26	A	1,467,050

	Biotechnology – 0.9%

630	Biogen Inc.	3.625%	9/15/22	A–	666,532

940	Celgene Corporation, Convertible Notes	3.625%	5/15/24	BBB+	971,964
1,570	Total Biotechnology				1,638,496

	Capital Markets – 3.6%

665	Charles Schwab Corporation	3.000%	3/10/25	A	674,320

520	Deutsche Bank AG London	2.500%	2/13/19	A–	526,449

1,280	Goldman Sachs Group, Inc., (3)	5.750%	1/24/22	A	1,477,492

1,090	Goldman Sachs Group, Inc.	6.750%	10/01/37	A–	1,297,151

470	Morgan Stanley	6.625%	4/01/18	A	513,551

1,145	Morgan Stanley, (3)	3.950%	4/23/27	A–	1,146,790

1,105	State Street Corporation	3.300%	12/16/24	AA–	1,149,978
6,275	Total Capital Markets				6,785,731

	Communications Equipment – 0.3%

605	Qualcomm, Inc.	3.450%	5/20/25	A+	626,436

	Containers & Packaging – 0.2%

480	Packaging Corporation of America	3.650%	9/15/24	BBB	476,277

Nuveen Investments	1

Nuveen Core Bond Fund (continued)

Portfolio of Investments	March 31, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Diversified Financial Services – 1.0%

$995	Rabobank Nederland	3.875%	2/08/22	Aa2	$1,061,844

825	Voya Financial Inc.	5.500%	7/15/22	BBB	923,306
1,820	Total Diversified Financial Services				1,985,150

	Diversified Telecommunication Services – 3.2%

890	AT&T, Inc.	3.800%	3/15/22	A–	938,362

1,250	AT&T, Inc.	5.550%	8/15/41	A–	1,340,086

2,020	SBA Tower Trust, 144A	3.598%	4/15/43	BBB	2,018,170

1,515	Verizon Communications	5.150%	9/15/23	A–	1,749,257
5,675	Total Diversified Telecommunication Services				6,045,875

	Energy Equipment & Services – 0.7%

1,350	Origin Energy Finance Limited, 144A	3.500%	10/09/18	BBB–	1,279,253

	Food & Staples Retailing – 1.4%

930	CVS Health Corporation	3.875%	7/20/25	BBB+	1,004,023

730	Sysco Corporation	3.750%	10/01/25	A3	766,518

850	Walgreen Company	3.100%	9/15/22	BBB	858,335
2,510	Total Food & Staples Retailing				2,628,876

	Food Products – 0.6%

1,130	Mondelez International Inc.	2.250%	2/01/19	Baa1	1,153,907

	Health Care Equipment & Supplies – 1.2%

680	Becton Dickinson & Company	3.734%	12/15/24	BBB+	724,230

1,355	Ochsner Clinic Foundation	5.897%	5/15/45	Baa1	1,572,057
2,035	Total Health Care Equipment & Supplies				2,296,287

	Health Care Providers & Services – 3.4%

1,715	Mayo Clinic Rochester	3.774%	11/15/43	AA	1,702,666

970	NYU Hospitals Center	4.784%	7/01/44	A–	1,045,776

1,215	UnitedHealth Group Incorporated	2.875%	3/15/22	A+	1,259,518

1,315	Wellpoint Inc.	3.125%	5/15/22	A	1,322,674

1,065	Zoetis Incorporated	3.250%	2/01/23	Baa2	1,053,468
6,280	Total Health Care Providers & Services				6,384,102

	Household Products – 0.5%

945	Macys Retail Holdings Inc.	4.375%	9/01/23	BBB+	971,004

	Insurance – 2.7%

500	AFLAC Insurance	6.450%	8/15/40	A–	625,201

620	American International Group, Inc.	3.750%	7/10/25	A–	619,534

990	Berkshire Hathaway Inc.	3.125%	3/15/26	AA	1,017,577

645	Lincoln National Corporation	4.200%	3/15/22	A–	677,877

1,220	MetLife Inc., (3)	3.000%	3/01/25	A–	1,200,734

940	Prudential Financial Inc.	3.500%	5/15/24	A	955,800
4,915	Total Insurance				5,096,723

2	Nuveen Investments

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Internet & Catalog Retail – 0.6%

$980	Amazon.com Incorporated, (3)	3.800%	12/05/24	AA–	$1,071,289

	Internet Software & Services – 0.4%

655	eBay Inc.	3.800%	3/09/22	BBB+	674,655

	IT Services – 0.5%

955	Visa Inc.	3.150%	12/14/25	A+	997,363

	Leisure Products – 0.5%

1,025	Hyatt Hotels Corporation	3.375%	7/15/23	BBB	1,004,410

	Machinery – 0.4%

830	Ingersoll-Rand Luxembourg Finance SA	3.550%	11/01/24	BBB	850,449

	Media – 4.0%

605	21st Century Fox America Inc.	4.000%	10/01/23	BBB+	651,930

350	21st Century Fox America Inc.	6.650%	11/15/37	BBB+	435,896

785	British Sky Broadcasting Group PLC, 144A	6.100%	2/15/18	BBB	842,659

835	CBS Corporation	7.875%	7/30/30	BBB	1,126,604

835	CCO Safari II LLC, 144A	4.908%	7/23/25	BBB–	881,098

1,090	Cox Communications Inc., 144A	3.850%	2/01/25	BBB+	1,051,887

660	Discovery Communications Inc.	5.050%	6/01/20	BBB–	707,095

1,460	NBC Universal Media LLC	6.400%	4/30/40	A–	1,954,049
6,620	Total Media				7,651,218

	Metals & Mining – 0.5%

495	Nucor Corporation	4.000%	8/01/23	A–	516,089

540	Rio Tinto Finance USA PLC	2.875%	8/21/22	A–	525,799
1,035	Total Metals & Mining				1,041,888

	Oil, Gas & Consumable Fuels – 1.4%

600	Apache Corporation	4.250%	1/15/44	BBB	512,535

550	EOG Resources Inc.	4.100%	2/01/21	BBB+	581,728

590	Spectra Energy Partners LP	4.750%	3/15/24	BBB	635,820

480	SunCor Energy Inc.	5.950%	12/01/34	A–	483,723

420	Valero Energy Corporation, (3)	3.650%	3/15/25	BBB	413,384
2,640	Total Oil, Gas & Consumable Fuels				2,627,190

	Pharmaceuticals – 0.5%

995	Merck & Company Inc.	2.750%	2/10/25	AA	1,019,054

	Real Estate Investment Trust – 1.8%

635	American Tower Company	5.000%	2/15/24	BBB	697,090

1,385	Digital Realty Trust Inc.	3.625%	10/01/22	BBB	1,375,910

1,255	WP Carey Inc.	4.600%	4/01/24	Baa2	1,277,111
3,275	Total Real Estate Investment Trust				3,350,111

Nuveen Investments	3

Nuveen Core Bond Fund (continued)

Portfolio of Investments	March 31, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Road & Rail – 0.5%

$895	Burlington Northern Santa Fe, LLC	3.400%	9/01/24	A	$953,409

	Semiconductors & Semiconductor Equipment – 0.6%

1,040	Applied Materials Inc.	4.300%	6/15/21	A–	1,145,745

	Software – 0.3%

615	Computer Sciences Corporation	4.450%	9/15/22	BBB	629,373

	Specialty Retail – 0.9%

795	Home Depot, Inc.	2.625%	6/01/22	A	822,595

1,000	Swiss Re Treasury US Corporation, 144A	4.250%	12/06/42	AA–	985,659
1,795	Total Specialty Retail				1,808,254

	Technology Hardware, Storage & Peripherals – 0.5%

905	HP Inc.	4.650%	12/09/21	BBB+	958,275

	Tobacco – 0.7%

1,215	Reynolds American Inc.	3.250%	11/01/22	BBB–	1,276,884

	Transportation Infrastructure – 0.5%

1,000	Sydney Airport Finance Company Party Limited, 144A	3.900%	3/22/23	BBB	1,035,130

	Wireless Telecommunication Services – 0.5%

880	Rogers Communications Inc.	3.625%	12/15/25	BBB+	916,534
$74,212	Total Corporate Bonds (cost $75,393,188)				78,403,966

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	$1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED – 0.4%

	Banks – 0.4%

$700	Wachovia Capital Trust III	5.570%	N/A (4)	BBB	$692,720
$700	Total $1,000 Par (or similar) Institutional Preferred (cost $619,427)				692,720

Principal Amount (000)	Description (1)	Optional Call Provisions (5)		Ratings (2)	Value

	MUNICIPAL BONDS – 0.9%

	North Carolina – 0.9%

$1,520	North Carolina Eastern Municipal Power Agency, Revenue Bonds, Federally Taxable Series 2015, 3.808%, 7/01/23	No Opt. Call		A	$1,620,381
$1,520	Total Municipal Bonds (cost $1,520,000)				1,620,381

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 13.1%

$2,055	Freddie Mac Reference Notes	5.000%	12/14/18	Aa2	$2,255,052

1,875	Freddie Mac Reference Notes	1.125%	4/15/19	Aaa	1,882,736

4	Nuveen Investments

Principal Amount (000)		Description (1)	Coupon	Maturity	Ratings (2)	Value

		U.S. GOVERNMENT AND AGENCY OBLIGATIONS (continued)

$60		Freddie Mac Reference Notes	1.750%	5/30/19	Aaa	$61,450

250		U.S. Treasury Bonds	2.750%	11/15/42	Aaa	257,813

970		U.S. Treasury Bonds, (3)	3.625%	2/15/44	Aaa	1,177,111

20		U.S. Treasury Bonds	2.500%	2/15/45	Aaa	19,505

495		U.S. Treasury Bonds	3.000%	11/15/45	Aaa	534,581

790		U.S. Treasury Bonds	2.500%	2/15/46	Aaa	770,373

1,775		U.S. Treasury Notes	0.875%	1/31/18	Aaa	1,779,714

5,545		U.S. Treasury Notes	2.875%	3/31/18	Aaa	5,777,629

2,830		U.S. Treasury Notes, (3)	2.625%	8/15/20	Aaa	3,008,312

2,570		U.S. Treasury Notes	2.500%	5/15/24	Aaa	2,733,838

830		U.S. Treasury Notes	2.375%	8/15/24	Aaa	874,483

3,500		U.S. Treasury Notes, (3)	1.625%	2/15/26	Aaa	3,450,920

395		U.S. Treasury Notes	2.875%	8/15/45	Aaa	415,614
$23,960		Total U.S. Government and Agency Obligations (cost $24,338,093)				24,999,131

Principal Amount (000)		Description (1)	Coupon	Maturity	Ratings (2)	Value

		ASSET-BACKED AND MORTGAGE-BACKED SECURITIES – 40.7%

$1,209		321 Henderson Receivables LLC, Series 2010-3A, 144A	3.820%	12/15/48	Aaa	$1,254,174

894		American Homes 4 Rent, Series 2014-SFR2, 144A	3.786%	10/17/36	Aaa	930,972

1,000		American Homes 4 Rent, Series 2015-SFR2, 144A	5.036%	10/17/45	Baa2	967,977

260		Bank of America Commercial Mortgage Inc., Commercial Mortgage Pass-Through Certificates, Series 2015-UBS7	4.367%	9/15/48	A–	252,118

165		Bank of America Commercial Mortgage Inc., Commercial Mortgage Pass-Through Certificates, Series 2015-UBS7	3.167%	9/15/48	BBB–	116,530

2,000		Citigroup Commercial Mortgage Trust Series 2012-GC8	3.024%	9/10/45	Aaa	2,072,363

1,835		Colony American Homes Trust 2014-1A, 144A	1.591%	5/17/31	Aaa	1,803,741

625		Commercial Mortgage Pass-Through Certificates, Series 2015-CR26	4.495%	10/10/48	A–	562,140

—	(6)	ContiMortgage Home Equity Loan Trust, Series 1997-2	7.090%	4/15/28	AAA	42

394		Fannie Mae Mortgage Pool 725111	2.636%	9/01/33	Aaa	420,730

860		Fannie Mae Mortgage Pool 725205	5.000%	3/01/34	Aaa	956,410

336		Fannie Mae Mortgage Pool 848390	2.206%	12/01/35	Aaa	350,987

618		Fannie Mae Mortgage Pool 886034	2.952%	7/01/36	Aaa	659,239

1,663		Fannie Mae Mortgage Pool 890310	4.500%	12/01/40	Aaa	1,815,192

1,269		Fannie Mae Mortgage Pool 960605	5.000%	8/01/37	Aaa	1,406,706

508		Fannie Mae Mortgage Pool 995949	2.657%	9/01/36	Aaa	539,130

2,609		Fannie Mae Mortgage Pool AB2085	4.000%	1/01/41	Aaa	2,796,716

3,119		Fannie Mae Mortgage Pool AB9659	3.000%	6/01/43	Aaa	3,212,290

1,789		Fannie Mae Mortgage Pool AD1593	4.500%	2/01/40	Aaa	1,951,758

1,305		Fannie Mae Mortgage Pool AE0058	2.542%	7/01/36	Aaa	1,373,173

Nuveen Investments	5

Nuveen Core Bond Fund (continued)

Portfolio of Investments	March 31, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	ASSET-BACKED AND MORTGAGE-BACKED SECURITIES (continued)

$2,284	Fannie Mae Mortgage Pool AE0217	4.500%	8/01/40	Aaa	$2,492,227

1,962	Fannie Mae Mortgage Pool AE0981	3.500%	3/01/41	Aaa	2,061,429

957	Fannie Mae Mortgage Pool AH3804	4.000%	2/01/41	Aaa	1,025,518

2,602	Fannie Mae Mortgage Pool AH5575	4.000%	2/01/41	Aaa	2,788,319

1,985	Fannie Mae Mortgage Pool AH8954	4.000%	4/01/41	Aaa	2,127,309

1,260	Fannie Mae Mortgage Pool AL0160	4.500%	5/01/41	Aaa	1,375,044

2,234	Fannie Mae Mortgage Pool AL0215	4.500%	4/01/41	Aaa	2,438,959

1,949	Fannie Mae Mortgage Pool AL7486	3.500%	10/01/45	Aaa	2,044,646

1,474	Fannie Mae Mortgage Pool AU2412	3.000%	12/01/44	Aaa	1,513,182

2,919	Fannie Mae Mortgage Pool AU3353	3.000%	8/01/43	Aaa	3,001,715

2,195	Fannie Mae Mortgage Pool AY3376	3.500%	4/01/45	Aaa	2,302,504

651	Fannie Mae Mortgage Pool G08687	3.500%	1/01/46	Aaa	682,374

1,823	Fannie Mae Mortgage Pool MA1028	4.000%	4/01/42	Aaa	1,954,190

2	Fannie Mae Real Estate Mortgage Investment Conduit, Pass-Through Certificates 1990-89 K	6.500%	7/25/20	Aaa	2,739

1,615	Fannie Mae TBA Mortgage Pool, (WI/DD)	3.500%	TBA	Aaa	1,693,700

1,104	Fannie Mae, Connecticut Avenue Securities, Series 2014-C03	1.633%	7/25/24	BBB–	1,100,864

4	Federal Home Loan Mortgage Corporation, REMIC 1167 E	7.500%	11/15/21	Aaa	4,237

7	Federal Home Loan Mortgage Corporation, REMIC 1286 A	6.000%	5/15/22	Aaa	7,926

363	Federal Home Loan Mortgage Corporation, REMIC 2750 HE	5.000%	2/15/19	Aaa	370,994

295	Freddie Mac Gold Pool 786281	2.661%	1/01/28	Aaa	312,556

243	Freddie Mac Gold Pool 847190	2.635%	4/01/29	Aaa	255,040

942	Freddie Mac Gold Pool 847209	2.449%	10/01/30	Aaa	973,262

233	Freddie Mac Gold Pool 847161	2.574%	5/01/31	Aaa	243,594

676	Freddie Mac Gold Pool 847210	2.557%	9/01/33	Aaa	727,916

1,094	Freddie Mac Gold Pool G05852	5.500%	3/01/39	Aaa	1,224,061

880	Freddie Mac Mortgage Trust, Multifamily Mortgage Pass-Through Certificates, Series 2013-K712, 144A	3.369%	5/25/45	Aaa	883,880

1,715	Freddie Mac Multifamily Structured Pass-Through Certificates FHMS K053	2.995%	12/25/25	Aaa	1,799,126

1,316	Ginnie Mae Mortgage Pool MA2521	3.500%	1/20/45	Aaa	1,392,720

3,122	Government National Mortgage Association Pool AA5391	3.500%	6/15/42	Aaa	3,297,390

1,679	Invitation Homes Trust 2013-SFR1, 144A	1.591%	12/17/30	Aaa	1,660,361

817	Master Resecuritization Trust 2009-1, 144A	6.000%	10/25/36	A	847,057

874	Santander Drive Auto Receivables Trust, Series 2014-3	0.810%	7/16/18	AAA	873,827

137	Structured Adjustable Rate Mortgage Loan Trust, Mortgage Pass-Through Certificates, Series 2004-11	2.687%	8/25/34	N/R	134,933

987	Structured Agency Credit Risk Debt Notes, 2013-DN2	1.883%	11/25/23	A2	987,787

2,620	United States Department of Veterans, Affairs, Guaranteed REMIC Pass-Through Certificates, Vendee Mortgage Trust, Series 2011-1	3.750%	2/15/35	Aaa	2,777,628

1,144	Walter Investment Management Company Capital Trust, Series 2012-AA, 144A	4.549%	10/16/50	A	1,149,473

6	Nuveen Investments

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	ASSET-BACKED AND MORTGAGE-BACKED SECURITIES (continued)

$2,000	Wells Fargo Commercial Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2015-C29	3.637%	6/15/48	Aaa	$2,122,088

1,450	Wells Fargo Commercial Mortgage Trust, Commercial Mortgage-Pass Through Certificates, Series 2016-C32	3.560%	1/15/59	Aaa	1,527,337

1,606	U.S. Small Business Administration Guaranteed Participating Securities, Participation Certificates, Series 2010-P10B	3.215%	9/10/20	Aaa	1,668,838
$73,678	Total Asset-Backed and Mortgage-Backed Securities (cost $74,851,679)				77,289,138

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	SOVEREIGN DEBT – 0.8%

	Mexico – 0.8%

$1,400	United Mexican States	5.625%	1/15/17	A3	$1,444,100
$1,400	Total Sovereign Debt (cost $1,387,694)				1,444,100
	Total Long-Term Investments (cost $178,110,081)				184,449,436

Shares	Description (1)	Coupon			Value

	INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURIITES LENDING – 4.7%

	Money Market Funds – 4.7%

8,969,868	Mount Vernon Securities Lending Trust Prime Portfolio, (8)	0.525% (7)			$8,969,868
	Total Investments Purchased with Collateral from Securities Lending (cost $8,969,868)				8,969,868

Shares	Description (1)	Coupon			Value

	SHORT-TERM INVESTMENTS – 3.2%

	Money Market Funds – 3.2%

6,169,418	First American Treasury Obligations Fund, Class Z	0.171% (7)			$6,169,418
	Total Short-Term Investments (cost $6,169,418)				6,169,418
	Total Investments (cost $193,249,367) – 105.0%				199,588,722
	Other Assets Less Liabilities – (5.0)% (9)				(9,514,223)
	Net Assets – 100%				$190,074,499

Investment in Derivatives as of March 31, 2016

Futures Contracts outstanding:

Description	Contract Position	Number of Contracts	Contract Expiration	Notional Amount at Value*	Variation Margin Receivable/ (Payable)	Unrealized Appreciation (Depreciation)
U.S. Treasury 2-Year Note	Short	(13)	6/16	$(2,843,750)	$(1,015)	$(4,390)
U.S. Treasury 5-Year Note	Long	124	6/16	15,024,344	27,125	161,127
U.S. Treasury 10-Year Note	Short	(147)	6/16	(19,167,422)	(55,125)	(122,063)
U.S. Treasury Long Bond	Short	(9)	6/16	(1,479,938)	(8,719)	(16,169)
U.S. Treasury Ultra Bond	Long	20	6/16	3,450,625	21,250	(43,909)
				$(5,016,141)	$(16,484)	$(25,404)
*	The aggregate Notional Amount at Value of long and short positions is $18,474,969 and $(23,491,110), respectively.

Nuveen Investments	7

Nuveen Core Bond Fund (continued)

Portfolio of Investments	March 31, 2016 (Unaudited)

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Corporate Bonds	$—	$78,403,966	$—	$78,403,966
$1,000 Par (or similar) Institutional Preferred	—	692,720	—	692,720
Municipal Bonds	—	1,620,381	—	1,620,381
U.S. Government and Agency Obligations	—	24,999,131	—	24,999,131
Asset-Backed and Mortgage-Backed Securities	—	77,289,138	—	77,289,138
Sovereign Debt	—	1,444,100	—	1,444,100
Investments Purchased with Collateral from Securities Lending	8,969,868	—	—	8,969,868
Short-Term Investments:
Money Market Funds	6,169,418	—	—	6,169,418
Investment in Derivatives:
Futures Contracts*	(25,404)	—	—	(25,404)
Total	$15,113,882	$184,449,436	$—	$199,563,318
*	Represents net unrealized appreciation (depreciation).

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of March 31, 2016, the cost of investments (excluding investments in derivatives) was $193,249,367.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) as of March 31, 2016, were as follows:

Gross unrealized:
Appreciation	$6,880,158
Depreciation	(540,803)
Net unrealized appreciation (depreciation) of investments	$6,339,355

8	Nuveen Investments

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(3)	Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $8,752,497.

(4)	Perpetual security. Maturity date is not applicable.

(5)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(6)	Principal Amount (000) rounds to less than $1,000.

(7)	The rate shown is the annualized seven-day effective yield as of the end of the reporting period.

(8)	The Fund may loan securities representing up to one third of the fair value of its total assets (which includes collateral for securities on loan) to broker-dealers, banks and other institutions. The Fund maintains collateral equal to at least 100% of the fair value of the securities loaned. The cash collateral received by the Fund is invested in this money market fund.

(9)	Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter derivatives as well as the exchange-cleared and exchange-traded derivatives, when applicable.

TBA	To be announced. Maturity date not known prior to settlement of this transaction.

144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

(WI/DD)	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.

Nuveen Investments	9

Nuveen Core Plus Bond Fund

Portfolio of Investments	March 31, 2016 (Unaudited)

Principal Amount (000) (6)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	LONG-TERM INVESTMENTS – 98.7%

	CORPORATE BONDS – 63.1%

	Aerospace & Defense – 1.1%

$1,295	BAE Systems Holdings, 144A	3.850%	12/15/25	BBB+	$1,333,129

1,550	Exelis, Inc.	5.550%	10/01/21	BBB–	1,728,676

1,460	Martin Marietta Materials	4.250%	7/02/24	BBB	1,472,098
	Total Aerospace & Defense				4,533,903

	Air Freight & Logistics – 0.5%

1,095	FedEx Corporation	3.250%	4/01/26	BBB	1,122,699

800	XPO Logistics, Inc., 144A	6.500%	6/15/22	B2	777,000
	Total Air Freight & Logistics				1,899,699

	Airlines – 0.4%

1,589	Northwest Airlines Trust Pass-Through Certificates 2007-1	7.027%	11/01/19	A	1,779,399

	Automobiles – 0.3%

1,320	General Motors Corporation	4.000%	4/01/25	BBB–	1,287,801

	Banks – 11.5%

1,700	Bancolombia SA	5.950%	6/03/21	BBB+	1,838,125

1,465	Bank of America Corporation, (3)	4.000%	4/01/24	A	1,537,321

2,000	Bank of America Corporation	4.450%	3/03/26	A–	2,065,140

4,240	Bank of America Corporation	4.250%	10/22/26	A–	4,311,643

835	Bank of America Corporation	6.300%	3/10/66	BB+	862,054

2,965	Barclays Bank PLC	3.650%	3/16/25	A	2,780,153

845	CIT Group Inc.	5.000%	8/01/23	BB+	849,225

1,500	Citigroup Inc.	4.500%	1/14/22	A	1,642,973

1,235	Citigroup Inc., (3)	3.875%	10/25/23	A	1,293,772

1,000	Citigroup Inc.	3.750%	6/16/24	A	1,036,203

1,775	Citigroup Inc.	3.300%	4/27/25	A	1,780,245

2,000	Citigroup Inc.	4.300%	11/20/26	A–	1,991,314

1,270	Citigroup Inc.	4.450%	9/29/27	A–	1,278,578

4,000	GE Capital International Funding CO, 144A	4.418%	11/15/35	AA+	4,329,133

1,890	HSBC Holdings PLC	6.800%	6/01/38	A+	2,287,008

1,665	JPMorgan Chase & Company	3.200%	1/25/23	A+	1,710,503

1,680	JPMorgan Chase & Company	3.375%	5/01/23	A	1,687,553

1,560	JPMorgan Chase & Company, (3)	3.900%	7/15/25	A+	1,658,863

2,180	JPMorgan Chase & Company	6.400%	5/15/38	A+	2,896,302

1,250	JPMorgan Chase & Company, (3)	6.750%	12/31/49	BBB–	1,372,500

420	Popular Inc.	7.000%	7/01/19	BB–	408,450

10	Nuveen Investments

Principal Amount (000) (6)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Banks (continued)

$1,200	Royal Bank of Scotland Group PLC	6.100%	6/10/23	BBB	$1,229,447

1,400	Santander UK PLC, 144A	5.000%	11/07/23	A–	1,420,868

2,520	Societe Generale, 144A	5.000%	1/17/24	A–	2,574,651

1,470	Standard Chartered PLC, 144A	5.700%	3/26/44	A	1,323,488
	Total Banks				46,165,512

	Biotechnology – 0.6%

2,405	Baxalta Inc., 144A	4.000%	6/23/25	BBB+	2,445,043

	Building Products – 0.8%

1,080	Masco Corporation	5.950%	3/15/22	BBB	1,188,000

2,120	Owens Corning Incorporated	4.200%	12/15/22	BBB–	2,149,044
	Total Building Products				3,337,044

	Capital Markets – 3.1%

3,000	Goldman Sachs Group, Inc.	5.750%	1/24/22	A	3,462,873

3,685	Goldman Sachs Group, Inc.	6.750%	10/01/37	A–	4,385,320

4,105	Morgan Stanley, (3)	5.500%	7/28/21	A	4,686,967
	Total Capital Markets				12,535,160

	Chemicals – 2.4%

2,000	Agrium Inc., (3)	3.375%	3/15/25	BBB	1,925,732

875	Braskem Finance Limited, 144A	5.750%	4/15/21	BBB–	835,625

1,830	Incitec Pivot Finance, 144A	6.000%	12/10/19	BBB	1,961,722

1,425	LYB International Finance BV	4.000%	7/15/23	Baa1	1,495,562

1,000	Office Cherifien Des Phosphates SA, 144A	5.625%	4/25/24	BBB–	1,039,800

1,510	Platform Specialty Products Corporation, 144A, (3)	6.500%	2/01/22	B+	1,274,063

1,000	PolyOne Corporation	5.250%	3/15/23	BB–	995,000
	Total Chemicals				9,527,504

	Commercial Services & Supplies – 0.7%

705	ABX Group Inc.	6.375%	12/01/19	Ba3	707,115

1,000	ADT Corporation, (3)	6.250%	10/15/21	BB+	1,005,000

990	R.R. Donnelley & Sons Company	7.625%	6/15/20	BB–	997,425
	Total Commercial Services & Supplies				2,709,540

	Communications Equipment – 0.3%

1,275	Qualcomm, Inc., (3)	3.450%	5/20/25	A+	1,320,176

	Construction & Engineering – 0.3%

1,050	AECOM Technology Corporation	5.750%	10/15/22	BB–	1,089,375

	Construction Materials – 0.4%

1,550	Norbord Inc., 144A	5.375%	12/01/20	Ba2	1,548,063

Nuveen Investments	11

Nuveen Core Plus Bond Fund (continued)

Portfolio of Investments	March 31, 2016 (Unaudited)

Principal Amount (000) (6)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Consumer Finance – 2.0%

$2,348	Capital One Bank	3.375%	2/15/23	Baa1	$2,366,824

1,500	Discover Bank	4.250%	3/13/26	BBB+	1,508,375

1,790	Discover Financial Services	5.200%	4/27/22	BBB+	1,914,536

2,000	Ford Motor Credit Company, (3)	4.250%	9/20/22	BBB	2,140,432
	Total Consumer Finance				7,930,167

	Containers & Packaging – 1.0%

750	Cascades Inc., 144A	5.750%	7/15/23	Ba3	707,813

1,145	Packaging Corporation of America	3.650%	9/15/24	BBB	1,136,118

1,945	Rock-Tenn Company	4.900%	3/01/22	BBB	2,090,301
	Total Containers & Packaging				3,934,232

	Diversified Financial Services – 2.1%

2,600	BNP Paribas	4.250%	10/15/24	A	2,632,851

1,200	BNP Paribas, 144A	7.625%	3/30/66	BBB–	1,206,000

1,250	Fly Leasing Limited, (3)	6.750%	12/15/20	BB	1,226,563

3,050	Rabobank Nederland	3.875%	2/08/22	Aa2	3,254,899
	Total Diversified Financial Services				8,320,313

	Diversified Telecommunication Services – 3.8%

2,270	AT&T, Inc.	3.800%	3/15/22	A–	2,393,350

1,315	AT&T, Inc.	5.550%	8/15/41	A–	1,409,771

375	Frontier Communications Corporation, 144A, (3)	11.000%	9/15/25	BB	376,875

3,190	Qwest Corporation	6.750%	12/01/21	BBB–	3,429,250

2,610	SBA Tower Trust, 144A	3.598%	4/15/43	BBB	2,607,635

1,000	Verizon Communications	5.150%	9/15/23	A–	1,154,625

570	Verizon Communications, (3)	3.500%	11/01/24	A–	598,295

2,010	Verizon Communications	6.900%	4/15/38	A–	2,522,474

700	Verizon Communications	6.550%	9/15/43	A–	920,750
	Total Diversified Telecommunication Services				15,413,025

	Electric Utilities – 0.4%

1,590	FirstEnergy Transmission LLC, 144A	4.350%	1/15/25	Baa3	1,658,168

	Electronic Equipment, Instruments & Components – 0.2%

1,025	Anixter Inc.	5.125%	10/01/21	BB+	1,030,125

	Energy Equipment & Services – 1.0%

980	Diamond Offshore Drilling Inc.	5.700%	10/15/39	BBB+	673,528

930	Ensco PLC	4.700%	3/15/21	BBB	647,187

850	Nabors Industries Inc.	4.625%	9/15/21	BBB–	721,557

2,000	Origin Energy Finance Limited, 144A	3.500%	10/09/18	BBB–	1,895,190
	Total Energy Equipment & Services				3,937,462

12	Nuveen Investments

Principal Amount (000) (6)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Food & Staples Retailing – 1.0%

$1,000	Supervalu Inc.	6.750%	6/01/21	B	$852,500

1,225	Sysco Corporation, (WI/DD)	3.300%	7/15/26	A3	1,239,375

1,935	Walgreens Boots Alliance, Inc.	3.800%	11/18/24	BBB	1,991,928
	Total Food & Staples Retailing				4,083,803

	Food Products – 0.6%

1,475	Kellogg Company	4.500%	4/01/46	BBB	1,510,576

750	Pilgrim’s Pride Corporation, 144A, (3)	5.750%	3/15/25	BB+	752,813
	Total Food Products				2,263,389

	Health Care Providers & Services – 0.6%

2,205	UnitedHealth Group Incorporated, (3)	4.750%	7/15/45	A+	2,529,217

	Hotels, Restaurants & Leisure – 0.4%

600	International Game Technology PLC, 144A	6.250%	2/15/22	BB+	610,500

1,000	Wynn Macau Limited, 144A, (3)	5.250%	10/15/21	BB	942,500
	Total Hotels, Restaurants & Leisure				1,553,000

	Household Durables – 1.3%

840	Brookfield Residential Properties Inc., 144A	6.500%	12/15/20	BB–	802,200

1,375	Harman International Industries, Inc.	4.150%	5/15/25	BBB–	1,358,550

1,110	Lennar Corporation	4.750%	4/01/21	BB+	1,123,875

1,230	Newell Rubbermaid Inc.	4.200%	4/01/26	BBB–	1,286,457

565	PulteGroup Inc.	5.500%	3/01/26	BBB–	581,244
	Total Household Durables				5,152,326

	Industrial Conglomerates – 0.5%

2,000	Tyco International Group	3.900%	2/14/26	A3	2,076,446

	Insurance – 1.8%

1,475	AFLAC Insurance	6.450%	8/15/40	A–	1,844,343

1,650	Genworth Holdings Inc.	4.800%	2/15/24	Ba3	1,208,625

2,000	Lincoln National Corporation	4.200%	3/15/22	A–	2,101,944

2,190	XLIT Limited	4.450%	3/31/25	BBB	2,169,449
	Total Insurance				7,324,361

	Internet Software & Services – 0.4%

375	Earthlink Inc.	7.375%	6/01/20	Ba3	388,125

1,370	eBay Inc.	3.800%	3/09/22	BBB+	1,411,111
	Total Internet Software & Services				1,799,236

	Leisure Products – 0.5%

1,950	Hyatt Hotels Corporation	3.375%	7/15/23	BBB	1,910,828

	Machinery – 1.1%

750	CTP Transportation Products LLC-Finance Inc., 144A	8.250%	12/15/19	B	738,750

Nuveen Investments	13

Nuveen Core Plus Bond Fund (continued)

Portfolio of Investments	March 31, 2016 (Unaudited)

Principal Amount (000) (6)		Description (1)	Coupon	Maturity	Ratings (2)	Value

		Machinery (continued)

$1,120		Cummins Engine Inc.	4.875%	10/01/43	A+	$1,238,785

985		Ingersoll-Rand Luxembourg Finance SA	3.550%	11/01/24	BBB	1,009,267

1,480		Pentair Finance SA	4.650%	9/15/25	BBB–	1,521,922
		Total Machinery				4,508,724

		Media – 5.2%

2,155		21st Century Fox America Inc.	6.650%	11/15/37	BBB+	2,683,876

1,065		CBS Corporation	4.000%	1/15/26	BBB	1,112,894

750		CCO Holdings LLC Finance Corporation, 144A	5.125%	5/01/23	BB–	763,125

2,000		CCO Safari II LLC, 144A	4.908%	7/23/25	BBB–	2,110,414

1,040		Cox Communications Inc., 144A	3.250%	12/15/22	BBB+	1,003,846

2,000		Cox Communications Inc., 144A	3.850%	2/01/25	BBB+	1,930,068

695		Dish DBS Corporation	5.000%	3/15/23	BB–	618,550

1,895		NBC Universal Media LLC	6.400%	4/30/40	A–	2,536,249

1,925		NBC Universal Media LLC	4.450%	1/15/43	A–	2,073,941

1,250		Numericable Group SA, 144A	6.000%	5/15/22	B+	1,218,750

1,635		SES SA, 144A	3.600%	4/04/23	BBB	1,600,070

1,300		Sinclair Television Group, (3)	6.375%	11/01/21	B+	1,371,500

1,290		Time Warner Inc.	3.875%	1/15/26	BBB+	1,353,443

625		Unitymedia KabelBW GmbH, 144A	6.125%	1/15/25	B	650,391
		Total Media				21,027,117

		Metals & Mining – 2.6%

500		Alcoa Inc., (3)	5.400%	4/15/21	BBB–	507,970

950		Allegheny Technologies Inc.	7.625%	8/15/23	B+	790,875

880		Anglogold Holdings PLC	6.500%	4/15/40	Baa3	734,800

1,090		ArcelorMittal, (3)	7.250%	2/25/22	BB+	1,078,555

500		First Quantum Minerals Limited, 144A	6.750%	2/15/20	B	342,500

1,070		Newmont Mining Corporation	3.500%	3/15/22	BBB	1,063,459

2,000		Nucor Corporation	4.000%	8/01/23	A–	2,085,208

1,270		Rio Tinto Finance USA PLC, (3)	2.875%	8/21/22	A–	1,236,602

835		Teck Resources Limited	3.750%	2/01/23	B+	550,582

915		Vale Overseas Limited, (3)	4.375%	1/11/22	BBB	779,937

550		Xstrata Finance Canada Limited, 144A	6.900%	11/15/37	BBB–	470,283

815		Yamana Gold Inc.	4.950%	7/15/24	Baa3	688,675
		Total Metals & Mining				10,329,446

		Oil, Gas & Consumable Fuels – 5.0%

820		Anadarko Petroleum Corporation	6.200%	3/15/40	BBB	789,055

1,570		Apache Corporation	4.250%	1/15/44	BBB	1,341,133

1,750	CAD	Baytex Energy Corporation	6.625%	7/19/22	BB	956,689

14	Nuveen Investments

Principal Amount (000) (6)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Oil, Gas & Consumable Fuels (continued)

$1,685	Berkshire Hathaway Energy Company	6.125%	4/01/36	A–	$2,086,544

263	California Resources Corporation, 144A	8.000%	12/15/22	B	101,255

1,150	Calumet Specialty Products	6.500%	4/15/21	B	816,500

370	Canadian Natural Resources Limited	5.850%	2/01/35	BBB+	318,554

606	Chesapeake Energy Corporation, 144A	8.000%	12/15/22	B+	296,940

915	Continental Resources Inc., (3)	5.000%	9/15/22	BB+	788,616

1,125	EnLink Midstream Partners LP	4.150%	6/01/25	BBB–	871,080

700	Hess Corporation, (3)	3.500%	7/15/24	BBB	634,803

955	Kinder Morgan Energy Partners, LP	4.250%	9/01/24	BBB–	904,746

345	Martin Mid-Stream Partners LP Finance	7.250%	2/15/21	B–	299,288

1,470	NGL Energy Partners LP/Fin Co	5.125%	7/15/19	BB–	889,350

630	Petro Canada	6.800%	5/15/38	A–	690,573

1,150	Reliance Holdings USA Inc., 144A	5.400%	2/14/22	BBB+	1,283,874

500	Sabine Pass Liquefaction LLC	5.625%	2/01/21	BB+	480,625

880	Southwestern Energy Company	4.100%	3/15/22	BB+	585,200

1,560	Spectra Energy Partners LP	4.750%	3/15/24	BBB	1,681,151

1,400	Targa Resources Inc., (3)	4.250%	11/15/23	BB–	1,232,000

1,275	Transocean Inc.	4.300%	10/15/22	BB+	704,438

1,060	Valero Energy Corporation, (3)	3.650%	3/15/25	BBB	1,043,303

1,380	Woodside Finance Limited, 144A	3.650%	3/05/25	BBB+	1,282,500
	Total Oil, Gas & Consumable Fuels				20,078,217

	Paper & Forest Products – 0.6%

1,785	Domtar Corporation, (3)	6.750%	2/15/44	BBB–	1,816,591

1,240	Resolute Forest Products, (3)	5.875%	5/15/23	BB–	837,000
	Total Paper & Forest Products				2,653,591

	Personal Products – 0.8%

2,265	International Paper Company	8.700%	6/15/38	BBB	3,160,275

	Pharmaceuticals – 0.2%

1,000	Endo Finance LLC / Endo Finco Inc., 144A, (3)	6.000%	2/01/25	B1	937,500

	Real Estate Investment Trust – 3.5%

1,410	American Tower Company	5.000%	2/15/24	BBB	1,547,870

2,200	Digital Realty Trust Inc.	3.625%	10/01/22	BBB	2,185,561

1,100	iStar Inc.	6.500%	7/01/21	B+	1,075,250

1,865	Omega Healthcare Investors Inc.	4.950%	4/01/24	BBB–	1,900,165

1,815	Piedmont Operating Partnership LP	4.450%	3/15/24	BBB	1,839,617

1,200	Plum Creek Timberlands LP	4.700%	3/15/21	Baa2	1,287,042

865	Realogy Group LLC / Realogy Co-Issuer Corporation, 144A	5.250%	12/01/21	B	893,113

2,315	Realty Income Corporation	3.250%	10/15/22	BBB+	2,285,442

Nuveen Investments	15

Nuveen Core Plus Bond Fund (continued)

Portfolio of Investments	March 31, 2016 (Unaudited)

Principal Amount (000) (6)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Real Estate Investment Trust (continued)

$1,010	Vereit Operating Partner	4.600%	2/06/24	BB+	$1,004,950
	Total Real Estate Investment Trust				14,019,010

	Road & Rail – 0.2%

820	Avis Budget Car Rental, 144A	6.375%	4/01/24	B+	820,000

	Software – 0.8%

1,215	Computer Sciences Corporation	4.450%	9/15/22	BBB	1,243,395
2,000	Total System Services Inc.	3.750%	6/01/23	BBB–	1,958,948
	Total Software				3,202,343

	Specialty Retail – 0.4%

1,255	Bed Bath and Beyond Incorporated	4.915%	8/01/34	BBB+	1,132,225

500	Guitar Center Inc., 144A	6.500%	4/15/19	B–	450,000
	Total Specialty Retail				1,582,225

	Technology Hardware, Storage & Peripherals – 0.8%

1,930	Hewlett Packard Enterprise Co, 144A, (3)	4.900%	10/15/25	A–	1,988,027

520	NCR Corporation	5.000%	7/15/22	BB	514,800

710	Western Digital Corporation, 144A, (WI/DD)	7.375%	4/01/23	BBB–	724,200
	Total Technology Hardware, Storage & Peripherals				3,227,027

	Textiles, Apparel & Luxury Goods – 0.3%

1,200	Levi Strauss & Company	5.000%	5/01/25	BB	1,212,000

	Trading Companies & Distributors – 0.5%

1,925	Air Lease Corporation, (3)	3.875%	4/01/21	BBB–	1,956,281

	Wireless Telecommunication Services – 1.1%

625	Altice Financing SA, 144A	6.625%	2/15/23	BB–	626,563

1,000	ENTEL Chile SA, 144A	4.750%	8/01/26	BBB	959,631

840	Millicom International Cellular SA, 144A	6.625%	10/15/21	BB+	848,400

750	Sprint Corporation	7.250%	9/15/21	B+	572,813

1,325	T-Mobile USA Inc.	6.731%	4/28/22	BB	1,384,360
	Total Wireless Telecommunication Services				4,391,767
	Total Corporate Bonds (cost $251,040,789)				254,199,840

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	$1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED – 4.7%

	Banks – 1.6%

$1,500	HSBC Holdings PLC	6.375%	N/A (4)	BBB	$1,393,125

1,525	Nordea Bank AB, 144A, (3)	6.125%	N/A (4)	BBB	1,452,563

500	Standard Chartered PLC, 144A, (3)	6.500%	N/A (4)	BBB–	437,305

1,485	SunTrust Bank Inc., (3)	5.625%	N/A (4)	Baa3	1,470,150

16	Nuveen Investments

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Banks (continued)

$1,525	Wachovia Capital Trust III	5.570%	N/A (4)	BBB	$1,509,140
6,535	Total Banks				6,262,283

	Capital Markets – 0.5%

1,286	Goldman Sachs Capital II	4.000%	N/A (4)	Ba1	920,133

1,000	UBS Group AG, Reg S	7.125%	N/A (4)	BB+	1,029,042
2,286	Total Capital Markets				1,949,175

	Consumer Finance – 0.2%

985	American Express Company	5.200%	N/A (4)	Baa2	935,750

	Diversified Financial Services – 0.3%

1,035	BNP Paribas, 144A	7.375%	N/A (4)	BBB–	1,001,363

	Electric Utilities – 0.4%

1,785	Electricite de France, 144A	5.250%	N/A (4)	Baa1	1,633,275

	Food Products – 0.3%

1,300	Land O’ Lakes Incorporated, 144A	8.000%	N/A (4)	BB	1,339,000

	Industrial Conglomerates – 0.5%

1,851	General Electric Company, (3)	5.000%	N/A (4)	AA–	1,906,530

	Insurance – 0.9%

1,000	Allstate Corporation	5.750%	8/15/53	Baa1	1,016,250

1,395	Principal Financial Group	4.700%	5/15/55	Baa2	1,351,058

1,500	Prudential Financial Inc.	5.200%	3/15/44	BBB+	1,445,893
3,895	Total Insurance				3,813,201
$19,672	Total $1,000 Par (or similar) Institutional Preferred (cost $19,066,581)				18,840,577

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 0.0%

$65	U.S. Treasury Notes	2.250%	11/15/25	Aaa	$67,674
$65	Total U.S. Government and Agency Obligations (cost $64,726)				67,674

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	ASSET-BACKED AND MORTGAGE-BACKED SECURITIES – 28.6%

$2,775	321 Henderson Receivables LLC, Series 2010-3A, 144A	3.820%	12/15/48	Aaa	$2,877,387

1,250	American Homes 4 Rent, Series 2014-SFR1, 144A	2.541%	6/17/31	Baa2	1,183,765

1,592	American Homes 4 Rent, Series 2014-SFR2, 144A	3.786%	10/17/36	Aaa	1,658,453

3,165	AmeriCold LLC Trust, Series 2010, 144A	6.811%	1/14/29	A+	3,534,259

540	Bank of America Commercial Mortgage Inc., Commercial Mortgage Pass-Through Certificates, Series 2015-UBS7	4.367%	9/15/48	A–	523,629

345	Bank of America Commercial Mortgage Inc., Commercial Mortgage Pass-Through Certificates, Series 2015-UBS7	3.167%	9/15/48	BBB–	243,653

Nuveen Investments	17

Nuveen Core Plus Bond Fund (continued)

Portfolio of Investments	March 31, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	ASSET-BACKED AND MORTGAGE-BACKED SECURITIES (continued)

$351	Bank of America Funding Trust, Mortgage Pass-Through Certificates, Series 2007-4	5.500%	6/25/37	C	$74,118

1,100	Barclays Commercial Mortgage, Mortgage Pass-Through Certificates, Series 2015-STP, 144A	4.284%	9/10/28	BBB–	1,077,884

1,231	Bayview Financial Mortgage Pass-Through Trust, Mortgage Pass-Through Certificate Series 2005-D	5.500%	12/28/35	BB+	1,212,714

750	CarFinance Capital Auto Trust, Automobile Receivables-Backed Notes, Series 2013-1, 144A	3.450%	3/15/19	Aa3	756,241

2,000	Commercial Mortgage Pass-Through Certificates, Series 2014-SAVA, 144A	2.837%	6/15/34	A	1,949,699

1,785	Commercial Mortgage Pass-Through Certificates 2015-CR22	4.127%	3/10/48	A–	1,705,810

1,305	Commercial Mortgage Pass-Through Certificates, Series 2015-CR26	4.495%	10/10/48	A–	1,173,748

116	Countrywide Alternative Loan Trust, Mortgage Pass-Through Certificates, Series 2004-J1	6.000%	2/25/34	A+	117,412

988	Countrywide Alternative Loan Trust, Mortgage Pass-Through Certificates, Series 2006-19CB	6.000%	8/25/36	Caa3	887,625

636	Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-2	2.633%	2/25/34	BB+	607,963

94	Countrywide Home Loans, Asset-Backed Certificates, Series 2003-SC1	2.683%	9/25/23	Baa3	94,798

2,222	Credit Suisse First Boston Mortgage Securities Corporation, Mortgage-Backed Pass-Through Certificates, Series 2003-8	6.183%	4/25/33	A	2,202,695

74	Fannie Mae Mortgage Pool 250551	7.000%	5/01/26	Aaa	86,123

300	Fannie Mae Mortgage Pool 252255	6.500%	2/01/29	Aaa	342,999

497	Fannie Mae Mortgage Pool 254169	6.500%	12/01/31	Aaa	582,481

510	Fannie Mae Mortgage Pool 254379	7.000%	7/01/32	Aaa	588,672

392	Fannie Mae Mortgage Pool 254513	6.000%	10/01/22	Aaa	446,650

1,072	Fannie Mae Mortgage Pool 255575	5.500%	1/01/25	Aaa	1,201,413

191	Fannie Mae Mortgage Pool 256845	6.500%	8/01/37	Aaa	218,104

683	Fannie Mae Mortgage Pool 256852	6.000%	8/01/27	Aaa	777,699

256	Fannie Mae Mortgage Pool 256890	6.000%	9/01/37	Aaa	286,588

65	Fannie Mae Mortgage Pool 340798	7.000%	4/01/26	Aaa	71,315

89	Fannie Mae Mortgage Pool 545359	2.576%	3/01/31	Aaa	92,641

190	Fannie Mae Mortgage Pool 545813	7.000%	7/01/32	Aaa	231,966

120	Fannie Mae Mortgage Pool 545815	7.000%	7/01/32	Aaa	145,701

729	Fannie Mae Mortgage Pool 555798	6.500%	5/01/33	Aaa	860,101

1,208	Fannie Mae Mortgage Pool 555843	2.376%	8/01/30	Aaa	1,246,455

4	Fannie Mae Mortgage Pool 591038	7.000%	8/01/16	Aaa	4,402

117	Fannie Mae Mortgage Pool 673010	5.500%	12/01/17	Aaa	119,473

923	Fannie Mae Mortgage Pool 688330	6.000%	3/01/33	Aaa	1,072,645

1,779	Fannie Mae Mortgage Pool 709446	5.500%	7/01/33	Aaa	2,034,089

181	Fannie Mae Mortgage Pool 725553	2.402%	9/01/33	Aaa	191,851

1,153	Fannie Mae Mortgage Pool 735054	1.984%	11/01/34	Aaa	1,194,209

18	Nuveen Investments

Principal Amount (000)		Description (1)	Coupon	Maturity	Ratings (2)	Value

		ASSET-BACKED AND MORTGAGE-BACKED SECURITIES (continued)

$1,335		Fannie Mae Mortgage Pool 735273	6.500%	6/01/34	Aaa	$1,602,638

531		Fannie Mae Mortgage Pool 745101	6.000%	4/01/32	Aaa	597,500

164		Fannie Mae Mortgage Pool 781776	6.000%	10/01/34	Aaa	188,755

512		Fannie Mae Mortgage Pool 885536	6.000%	8/01/36	Aaa	592,227

581		Fannie Mae Mortgage Pool 900555	6.000%	9/01/36	Aaa	666,867

2,067		Fannie Mae Mortgage Pool 932323	4.500%	12/01/39	Aaa	2,255,096

—	(5)	Fannie Mae Mortgage Pool 983077	5.000%	5/01/38	Aaa	228

—	(5)	Fannie Mae Mortgage Pool 985344	5.500%	7/01/38	Aaa	130

3,336		Fannie Mae Mortgage Pool AB1959	4.000%	12/01/40	Aaa	3,576,361

2,707		Fannie Mae Mortgage Pool AC1877	4.500%	9/01/39	Aaa	2,952,634

3,152		Fannie Mae Mortgage Pool AD4375	5.000%	5/01/40	Aaa	3,491,580

4,604		Fannie Mae Mortgage Pool AE7265	4.000%	1/01/41	Aaa	4,935,713

1,258		Fannie Mae Mortgage Pool AL0160	4.500%	5/01/41	Aaa	1,372,908

1,075		Fannie Mae Mortgage Pool MA1028	4.000%	4/01/42	Aaa	1,152,755

2,218		Fannie Mae Mortgage Pool MA2484, (WI/DD)	4.000%	12/01/45	Aaa	2,372,489

4		Fannie Mae Real Estate Mortgage Investment Conduit, Pass-Through Certificates 1988-24 G	7.000%	10/25/18	Aaa	3,867

2		Fannie Mae Real Estate Mortgage Investment Conduit, Pass-Through Certificates 1989-44 H	9.000%	7/25/19	Aaa	2,136

1		Fannie Mae Real Estate Mortgage Investment Conduit, Pass-Through Certificates 1989-90 E	8.700%	12/25/19	Aaa	877

2		Fannie Mae Real Estate Mortgage Investment Conduit, Pass-Through Certificates 1990-30 E	6.500%	3/25/20	Aaa	1,995

5		Fannie Mae Real Estate Mortgage Investment Conduit, Pass-Through Certificates 1990-61 H	7.000%	6/25/20	Aaa	5,941

5		Fannie Mae Real Estate Mortgage Investment Conduit, Pass-Through Certificates 1990-72 B	9.000%	7/25/20	Aaa	5,687

8		Fannie Mae Real Estate Mortgage Investment Conduit, Pass-Through Certificates 1990-102 J	6.500%	8/25/20	Aaa	8,402

56		Fannie Mae Real Estate Mortgage Investment Conduit, Pass-Through Certificates 1990-105 J	6.500%	9/25/20	Aaa	59,119

21		Fannie Mae Real Estate Mortgage Investment Conduit, Pass-Through Certificates 1991-56 M	6.750%	6/25/21	Aaa	22,896

39		Fannie Mae Real Estate Mortgage Investment Conduit, Pass-Through Certificates 1991-134 Z	7.000%	10/25/21	Aaa	41,866

4		Fannie Mae Real Estate Mortgage Investment Conduit, Pass-Through Certificates 1992-120 C	6.500%	7/25/22	Aaa	4,775

187		Fannie Mae Real Estate Mortgage Investment Conduit, Pass-Through Certificates 1996-35 Z	7.000%	7/25/26	Aaa	210,655

907		Fannie Mae Real Estate Mortgage Investment Conduit, Pass-Through Certificates 2005-62 JE	5.000%	6/25/35	Aaa	1,002,972

860		Fannie Mae REMIC Pass-Through CertificatesW 2003-W1 B1	4.162%	12/25/42	AAA	294,365

1,000		Fannie Mae TBA, Mortgage Pool, (WI/DD)	5.000%	TBA	Aaa	1,106,477

Nuveen Investments	19

Nuveen Core Plus Bond Fund (continued)

Portfolio of Investments	March 31, 2016 (Unaudited)

Principal Amount (000)		Description (1)	Coupon	Maturity	Ratings (2)	Value

		ASSET-BACKED AND MORTGAGE-BACKED SECURITIES (continued)

$2,235		Fannie Mae TBA, Mortgage Pool, (WI/DD)	4.000%	TBA	Aaa	$2,388,667

10,760		Fannie Mae TBA, Mortgage Pool, (WI/DD)	3.500%	TBA	Aaa	11,284,335

3,025		Fannie Mae TBA, Mortgage Pool, (WI/DD)	3.000%	TBA	Aaa	3,104,111

1,540		Fannie Mae, Connecticut Avenue Securities Series 2014-C01	2.033%	1/25/24	A3	1,538,133

6		Federal Home Loan Mortgage Corporation, REMIC 1022 J	6.000%	12/15/20	Aaa	5,870

11		Federal Home Loan Mortgage Corporation, REMIC 1118 Z	8.250%	7/15/21	Aaa	12,178

11		Federal Home Loan Mortgage Corporation, REMIC 162 F	7.000%	5/15/21	Aaa	11,520

7		Federal Home Loan Mortgage Corporation, REMIC 1790 A	7.000%	4/15/22	Aaa	7,431

40		Federal Home Loan Mortgage Corporation, REMIC 188 H	7.000%	9/15/21	Aaa	42,420

151		Federal Home Loan Mortgage Corporation, REMIC 2704 JF	0.986%	5/15/23	Aaa	151,391

415		Federal Home Loan Mortgage Corporation, REMIC 3591 FP	1.036%	6/15/39	Aaa	417,594

1		Federal Home Loan Mortgage Corporation, REMIC 6 C	9.050%	6/15/19	Aaa	1,015

430		Freddie Mac Gold Pool 847180	2.563%	3/01/30	Aaa	445,085

259		Freddie Mac Gold Pool 847190	2.563%	4/01/29	Aaa	272,510

366		Freddie Mac Gold Pool 847240	2.478%	7/01/30	Aaa	380,419

291		Freddie Mac Gold Pool 846984	2.094%	6/01/31	Aaa	304,871

1,822		Freddie Mac Gold Pool 1G2163	2.470%	9/01/37	Aaa	1,925,354

304		Freddie Mac Mortgage Pool, Various A15521	6.000%	11/01/33	Aaa	348,497

492		Freddie Mac Mortgage Pool, Various A17212	6.500%	7/01/31	Aaa	574,720

295		Freddie Mac Mortgage Pool, Various C00676	6.500%	11/01/28	Aaa	344,068

119		Freddie Mac Mortgage Pool, Various H09059	7.000%	8/01/37	Aaa	131,447

75		Freddie Mac Mortgage Pool, Various P10023	4.500%	3/01/18	Aaa	76,376

253		Freddie Mac Mortgage Pool, Various P10032	4.500%	5/01/18	Aaa	256,667

1,000		Freddie Mac Mortgage Trust, Multifamily Mortgage Pass-Through Certificates, Series 2012-K711, 144A	3.562%	8/25/45	Aaa	1,020,268

1,315		Freddie Mac Mortgage Trust, Multifamily Mortgage Pass-Through Certificates, Series 2013-K712, 144A	3.369%	5/25/45	Aaa	1,320,798

49		Freddie Mac Non Gold Participation Certificates	2.459%	5/01/25	Aaa	51,739

507		Goldman Sachs Mortgage Securities Corporation, Mortgage Pass-Through Certificates, Series 2005-RP2 1A2, 144A	7.500%	3/25/35	B1	549,051

562		Goldman Sachs Mortgage Securities Corporation, Mortgage Pass-Through Certificates, Series 2005-RP3 1A2, 144A	7.500%	9/25/35	B1	611,913

1,570		Goldman Sachs Mortgage Securities Trust, Mortgage Pass-Through Certificates, Series 2015-GC32	3.345%	7/10/48	BBB-	1,126,898

124		Government National Mortgage Association Pool 537699	7.500%	11/15/30	Aaa	139,725

3,441		Government National Mortgage Association Pool 4946	4.500%	2/20/41	Aaa	3,745,151

—	(5)	Government National Mortgage Association Pool 8259	1.875%	8/20/23	Aaa	445

2,000		Green Tree Agency Advance Funding Trust, Manufactured Housing Contract Pass-Through Certificates, Series 2015-T2, 144A	3.687%	10/15/48	AA	2,001,740

567		IndyMac INDX Mortgage Loan Trust, Pass-Through Certificates, Series 2005-AR1	2.672%	3/25/35	BBB+	562,955

3,090		Invitation Homes Trust 2014-SFR1, 144A	3.041%	6/17/31	Baa2	2,973,045

20	Nuveen Investments

Principal Amount (000)		Description (1)	Coupon	Maturity	Ratings (2)	Value

		ASSET-BACKED AND MORTGAGE-BACKED SECURITIES (continued)

$630		JPMorgan Chase Commercial Mortgage Securities Trust, Pass-Through Certificates 2015-C29	3.702%	5/15/48	BBB–	$442,870

290		Lehman Mortgage Trust, Mortgage Pass-Through Certificates, Series 2008-6	5.232%	7/25/47	BB+	290,588

1,226		Master Resecuritization Trust 2009-1, 144A	6.000%	10/25/36	A	1,270,585

1,660		Mid-State Capital Corporation Trust Notes, Series 2005-1	5.745%	1/15/40	AA	1,780,131

1,250		ML_CFC Commercial Mortgage Trust, Pass-Through Certificates, Series 2007-8	5.864%	8/12/49	BB	1,270,617

895		Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C22, 144A	4.243%	4/15/48	BBB–	689,489

524		Mortgage Asset Securitization Transaction Inc., Alternative Loan Trust Mortgage Pass-Through Certificates Series 2004-1	7.000%	1/25/34	BBB–	532,772

198		Structured Adjustable Rate Mortgage Loan Trust, Mortgage Pass-Through Certificates, Series 2004-11	2.687%	8/25/34	N/R	195,270

3,972		United States Department of Veterans, Affairs, Guaranteed REMIC Pass-Through Certificates, Vendee Mortgage Trust, Series 2011-1	3.750%	2/15/35	Aaa	4,210,885

28		U.S. Small Business Administration Guaranteed Participating Securities Participation Certificates, Series 2006-P10B	5.681%	8/10/16	Aaa	28,310

2,263		Wachovia Mortgage Loan Trust LLC, Mortgage Pass-Through Certificates, Series 2005-B	2.772%	10/20/35	D	1,953,558

1,570		Wells Fargo Commercial Mortgage Trust, Commercial Mortgage-Pass-Through Certificates, Series 2015-C26, 144A	3.586%	2/15/48	BBB–	1,106,973

477		Wells Fargo Mortagge Backed Securities Trust, Mortgage Pass-Through Certificate Series 2007-2	5.750%	3/25/37	Caa2	462,981

625		Wells Fargo-RBS Commercial Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2013-C15, 144A	4.480%	8/15/46	BBB–	551,499
$112,160		Total Asset-Backed and Mortgage-Backed Securities (cost $111,602,180)				115,122,276

Principal Amount (000) (6)		Description (1)	Coupon	Maturity	Ratings (2)	Value

		SOVEREIGN DEBT – 2.3%

		Costa Rica – 0.2%

$1,000		Republic of Costa Rica, 144A	7.000%	4/04/44	Ba1	$902,500

		Mexico – 1.1%

35,100	MXN	Mexico Bonos de DeSarrollo	8.500%	12/13/18	A	2,277,105

34,300	MXN	Mexico Bonos de DeSarrollo	8.000%	12/07/23	A	2,314,295
		Total Mexico				4,591,400

		South Africa – 0.8%

2,865		Republic of South Africa, (3)	5.875%	9/16/25	Baa2	3,099,500

		Sri Lanka – 0.2%

1,000		Republic of Sri Lanka, 144A	6.850%	11/03/25	B+	953,229
		Total Sovereign Debt (cost $10,601,265)				9,546,629
		Total Long-Term Investments (cost $392,375,541)				$397,776,996

Nuveen Investments	21

Nuveen Core Plus Bond Fund (continued)

Portfolio of Investments	March 31, 2016 (Unaudited)

Shares	Description (1)	Coupon	Value

	INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING – 9.0%

	Money Market Funds – 9.0%

36,422,198	Mount Vernon Securities Lending Trust Prime Portfolio, (8)	0.525% (7)	$36,422,198
	Total Investments Purchased with Collateral from Securities Lending (cost $36,422,198)		36,422,198

Shares	Description (1)	Coupon	Value

	SHORT-TERM INVESTMENTS – 5.4%

	Money Market Funds – 5.4%

21,594,708	First American Treasury Obligations Fund, Class Z	0.171% (7)	$21,594,708
	Total Short-Term Investments (cost $21,594,708)		21,594,708
	Total Investments (cost $450,392,447) – 113.1%		455,793,902
	Other Assets Less Liabilities – (13.1)% (9)		(52,961,007)
	Net Assets – 100%		$402,832,895

Investments in Derivatives as of March 31, 2016

Forward Foreign Currency Exchange Contracts outstanding:

Counterparty	Currency Contracts to Deliver	Notional Amount (Local Currency)	In Exchange For Currency	Notional Amount (Local Currency)	Settlement Date	Unrealized Appreciation (Depreciation) (U.S. Dollars)
Citigroup Global Markets, Inc.	Mexican Peso	78,470,000	U.S. Dollar	4,263,863	4/29/16	$(265,873)
Goldman Sachs Bank USA	Canadian Dollar	1,335,000	U.S. Dollar	999,289	5/27/16	(28,673)
						$(294,546)

Interest Rate Swaps outstanding:

Counterparty	Notional Amount	Fund Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate (Annualized)	Fixed Rate Payment Frequency	Optional Termination Date	Termination Date	Value	Variation Margin Receivable/ (Payable)	Unrealized Appreciation (Depreciation)
JPMorgan Chase Bank, N.A.	$12,000,000	Receive	3-Month USD-LIBOR-ICE	2.078%	Semi-Annually	2/08/23	2/19/23	$(575,763)	$—	$(575,763)
Morgan Stanley & Co. LLC*	18,000,000	Receive	3-Month USD-LIBOR-ICE	2.743	Semi-Annually	—	4/15/24	(1,916,138)	2,788	(1,916,138)
	$30,000,000							$(2,491,901)	$2,788	$(2,491,901)
*	Citigroup Global Markets, Inc. is the clearing broker for this transactions.

Futures Contracts outstanding:

Description	Contract Position	Number of Contracts	Contract Expiration	Notional Amount at Value**	Variation Margin Receivable/ (Payable)	Unrealized Appreciation (Depreciation)
U.S. Treasury 5-Year Note	Short	(8)	6/16	$(969,313)	$(1,750)	$(14,519)
U.S. Treasury 10-Year Note	Short	(98)	6/16	(12,778,281)	(36,750)	46,985
U.S. Treasury Long Bond	Short	(8)	6/16	(1,315,500)	(7,750)	15,667
U.S. Treasury Ultra Bond	Long	7	6/16	1,207,719	18,159	(17,081)
				$(13,855,375)	$(28,091)	$31,052
**	Total aggregate Notional Amount at Value of long and short positions is $1,207,719 and $(15,063,094), respectively.

22	Nuveen Investments

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Corporate Bonds	$—	$254,199,840	$—	$254,199,840
$1,000 Par (or similar) Institutional Preferred	—	18,840,577	—	18,840,577
U.S. Government and Agency Obligations	—	67,674	—	67,674
Asset-Backed and Mortgage-Backed Securities	—	115,122,276	—	115,122,276
Sovereign Debt	—	9,546,629	—	9,546,629
Investments Purchased with Collateral from Securities Lending	36,422,198	—	—	36,422,198
Short-Term Investments:
Money Market Funds	21,594,708	—	—	21,594,708
Investments in Derivatives:
Forward Foreign Currency Exchange Contracts*	—	(294,546)	—	(294,546)
Interest Rate Swaps*	—	(2,491,901)	—	(2,491,901)
Futures Contracts*	31,052	—	—	31,052
Total	$58,047,958	$394,990,549	$—	$453,038,507
*	Represents net unrealized appreciation (depreciation).

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of March 31, 2016, the cost of investments (excluding investments in derivatives) was $450,392,447.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) as of March 31, 2016, were as follows:

Gross unrealized:
Appreciation	$18,118,361
Depreciation	(12,716,906)
Net unrealized appreciation (depreciation) of investments	$5,401,455

Nuveen Investments	23

Nuveen Core Plus Bond Fund (continued)

Portfolio of Investments	March 31, 2016 (Unaudited)

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(3)	Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $35,299,302.

(4)	Perpetual security. Maturity date is not applicable.

(5)	Principal Amount (000) rounds to less than $1,000.

(6)	Principal Amount (000) denominated in U.S. Dollars, unless otherwise noted.

(7)	The rate shown is the annualized seven-day effective yield as of the end of the reporting period.

(8)	The Fund may loan securities representing up to one third of the fair value of its total assets (which includes collateral for securities on loan) to broker-dealers, banks and other institutions. The Fund maintains collateral equal to at least 100% of the fair value of the securities loaned. The cash collateral received by the Fund is invested in this money market fund.

(9)	Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter derivatives as well as the exchange-cleared and exchange-traded derivatives, when applicable.

N/A	Not applicable.

Reg S	Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the United States.

TBA	To be announced. Maturity date not known prior to settlement of this transaction.

CAD	Canadian Dollar

MXN	Mexican Peso

144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

USD-LIBOR-ICE	United States Dollar-London Inter-Bank Offered Rate Intercontinental Exchange.

(WI/DD)	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.

24	Nuveen Investments

Nuveen High Income Bond Fund

Portfolio of Investments	March 31, 2016 (Unaudited)

Shares	Description (1)			Value

	LONG-TERM INVESTMENTS – 95.5%

	COMMON STOCKS – 0.8%

	Banks – 0.2%

26,000	CIT Group Inc.			$806,780

	Building Products – 0.0%

527	Dayton Superior Class A, (2), (3)			30,195

585	Dayton Superior Class 1, (2), (3)			33,549
	Total Building Products			63,744

	Capital Markets – 0.0%

5,732	Adamas Finance Asia Limited, (2)			3,153

25,000	Och-Ziff Capital Management Group, Class A Shares			108,750
	Total Capital Markets			111,903

	Energy Equipment & Services – 0.4%

36,000	Patterson-UTI Energy, Inc., (4)			634,320

9,000	Schlumberger Limited, (4)			663,750
	Total Energy Equipment & Services			1,298,070

	Metals & Mining – 0.0%

499,059	Northland Resources SA, (2), (3)			50

	Oil, Gas & Consumable Fuels – 0.0%

50,119	Connacher Oil and Gas Limited, (2), (5)			8,497

	Real Estate Investment Trust – 0.2%

34,500	STAG Industrial Inc.			702,420
	Total Common Stocks (cost $3,835,854)			2,991,464

Shares	Description (1)	Coupon	Ratings (6)	Value

	CONVERTIBLE PREFERRED SECURITIES – 1.4%

	Electric Utilities – 0.6%

50,000	Exelon Corporation	6.500%	BB+	$2,461,500

	Independent Power & Renewable Electricity Producers – 0.4%

26,500	Dynegy Inc., (4)	5.375%	N/R	1,417,750

	Oil, Gas & Consumable Fuels – 0.4%

45,000	Anadarko Petroleum Corporation	7.500%	N/R	1,533,600
	Total Convertible Preferred Securities (cost $6,274,047)			5,412,850

Nuveen Investments	25

Nuveen High Income Bond Fund (continued)

Portfolio of Investments	March 31, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Coupon (8)	Maturity (7)	Ratings (6)	Value

	VARIABLE RATE SENIOR LOAN INTERESTS – 5.1% (8)

	Auto Components – 0.6%

$2,500	Crowne Group LLC, Second Lien Term Loan C	9.000%	9/29/21	CCC+	$2,062,500

	Construction Materials – 0.6%

2,500	Atkore International Inc.	7.750%	9/27/21	CCC+	2,318,750

	Diversified Financial Services – 0.5%

1,990	Jill Acquisition LLC, First Lien Term Loan B	6.000%	5/08/22	B	1,900,450

	Diversified Telecommunication Services – 0.3%

1,444	Birch Communications Inc., First Lien Term Loan B	7.750%	4/19/20	B	1,263,281

	Health Care Equipment & Supplies – 0.3%

1,006	Surgery Center Holdings Inc., Second Lien Term Loan	8.500%	7/24/21	CCC+	1,016,184

	Hotels, Restaurants & Leisure – 0.9%

985	Amaya BV, First Lien Term Loan	5.000%	7/29/21	BB	911,669

656	Amaya BV, Second Lien Term Loan	8.000%	7/29/22	B+	642,797

1,950	Rock Ohio Caesar LLC, Term Loan B	5.000%	3/29/19	B+	1,891,500
3,591	Total Hotels, Restaurants & Leisure				3,445,966

	Independent Power & Renewable Electricity Producers – 0.4%

130	Empire Generating Company LLC, Term Loan C	5.250%	3/13/21	B+	112,174

1,778	Empire Generating Company LLC	5.250%	3/13/21	B+	1,529,452
1,908	Total Independent Power & Renewable Electricity Producers				1,641,626

	Oil, Gas & Consumable Fuels – 0.4%

2,942	Arch Coal Inc., Term Loan B	6.250%	5/16/18	C	1,050,214

2,493	Fieldwood Energy LLC, Second Lien Term Loan	8.375%	9/30/20	CCC–	442,438

2,000	Samson Investment Company Second Lien Term Loan, (9)	5.000%	9/25/18	N/R	35,000
7,435	Total Oil, Gas & Consumable Fuels				1,527,652

	Professional Services – 0.8%

2,000	Sedgwick Claims Management Service Inc., Second Lien Term Loan	6.750%	2/28/22	CCC+	1,860,000

1,000	Sedgwick Claims Management Service Inc., Second Lien Term Loan	6.750%	2/28/22	CCC+	930,000
3,000	Total Professional Services				2,790,000

	Software – 0.3%

1,000	Deltek Incorporated, Second Lien Term Loan	9.500%	6/19/23	CCC+	970,000
$26,374	Total Variable Rate Senior Loan Interests (cost $25,085,747)				18,936,409

Shares	Description (1)	Coupon		Ratings (6)	Value

	$25 PAR (OR SIMILAR) RETAIL PREFERRED – 4.7%

	Banks – 0.9%

32,380	Bank of America Corporation	4.000%		BB+	$692,284

109,536	HSBC USA Inc.	1.370%		BBB+	2,501,802
	Total Banks				3,194,086

26	Nuveen Investments

Shares		Description (1)	Coupon		Ratings (6)	Value

		Capital Markets – 0.7%

127,330		Morgan Stanley	4.000%		Ba1	$2,582,253

		Food Products – 0.3%

41,734		CHS Inc.	6.750%		N/R	1,108,872

		Household Durables – 0.0%

63,610		Hovnanian Enterprises Incorporated	7.625%		Caa3	146,303

		Insurance – 0.4%

60,000		AmTrust Financial Services Inc.	7.250%		N/R	1,512,000

		Multi-Utilities – 0.4%

27,000		Dominion Resources Inc.	6.375%		Baa3	1,358,100

		Real Estate Investment Trust – 2.0%

50,960		Colony Financial Inc.	7.125%		N/R	1,125,197

60,000		Colony Financial Inc.	7.500%		N/R	1,458,000

52,558		Coresite Realty Corporation	7.250%		N/R	1,366,508

35,000		Northstar Realty Finance Corporation	8.750%		N/R	790,650

72,767		Northstar Realty Finance Corporation	8.500%		N/R	1,644,534

47,400		Urstadt Biddle Properties, (5)	6.750%		N/R	1,246,620
		Total Real Estate Investment Trust				7,631,509
		Total $25 Par (or similar) Retail Preferred (cost $17,754,230)				17,533,123

Principal Amount (000) (10)		Description (1)	Coupon	Maturity	Ratings (6)	Value

		CORPORATE BONDS – 77.4%

		Aerospace & Defense – 2.3%

$2,200		Bombardier Inc., 144A	6.000%	10/15/22	B	$1,640,980

2,000		DigitalGlobe Inc., 144A	5.250%	2/01/21	BB	1,820,000

2,500		StandardAero Aviation Holdings Inc., 144A	10.000%	7/15/23	CCC	2,387,500

2,867		Triumph Group Inc.	4.875%	4/01/21	Ba3	2,601,516
		Total Aerospace & Defense				8,449,996

		Air Freight & Logistics – 0.5%

1,900	EUR	XPO Logistics, Inc., 144A	5.750%	6/15/21	B2	2,056,616

		Airlines – 0.5%

175		American Airlines Group Inc., 144A	4.625%	3/01/20	BB–	171,500

4,000		VistaJet Malta Finance PLC, 144A	7.750%	6/01/20	B	1,770,000
		Total Airlines				1,941,500

		Auto Components – 0.5%

1,950		Tupy S/A, 144A	6.625%	7/17/24	BB	1,813,500

Nuveen Investments	27

Nuveen High Income Bond Fund (continued)

Portfolio of Investments	March 31, 2016 (Unaudited)

Principal Amount (000) (10)		Description (1)	Coupon	Maturity	Ratings (6)	Value

		Automobiles – 0.4%

$1,500		Jaguar Land Rover Automotive PLC, 144A, (4)	3.500%	3/15/20	BB	$1,477,500

		Banks – 1.1%

2,065		Citigroup Inc.	4.450%	9/29/27	A–	2,078,947

2,000		Royal Bank of Scotland	5.125%	5/28/24	BBB	1,923,494
		Total Banks				4,002,441

		Building Products – 2.1%

2,450		Associated Materials Inc.	9.125%	11/01/17	B–	1,849,750

1,350		Builders FirstSource, Inc., 144A	10.750%	8/15/23	B–	1,360,125

809		Corporativo Javer S.A. de C.V, 144A	9.875%	4/06/21	BB–	833,270

1,500		NCI Building Systems, Inc., 144A	8.250%	1/15/23	BB–	1,578,750

2,000		NWH Escrow Corporation, 144A	7.500%	8/01/21	B	1,310,000

1,800		Odebrecht Finance Limited, 144A	7.125%	6/26/42	BB	751,500
		Total Building Products				7,683,395

		Chemicals – 3.0%

2,500		Chemours Co, 144A	6.625%	5/15/23	BB–	2,037,500

1,000		Hexion Inc.	10.000%	4/15/20	B3	900,000

400		Koppers Inc.	7.875%	12/01/19	Ba3	399,500

1,500		Kraton Polymers LLC/CAP, 144A, (4)	10.500%	4/15/23	B3	1,413,750

3,525		Momentive Performance Materials Inc., (3), (9)	8.875%	10/15/20	N/R	—

3,525		Momentive Performance Materials Inc.	3.880%	10/24/21	B	2,546,812

2,000		Platform Specialty Products Corporation, 144A	10.375%	5/01/21	B+	1,935,000

125		PolyOne Corporation	5.250%	3/15/23	BB–	124,375

2,200		Tronox Finance LLC	6.375%	8/15/20	B+	1,694,000
		Total Chemicals				11,050,937

		Commercial Services & Supplies – 1.6%

2,420	CAD	GFL Environmental Corporation, 144A	7.500%	6/18/18	B	1,863,330

2,000		International Lease Finance Corporation	6.250%	5/15/19	BBB–	2,132,500

2,000		NES Rental Holdings Inc., 144A	7.875%	5/01/18	B–	1,840,000
		Total Commercial Services & Supplies				5,835,830

		Construction & Engineering – 0.5%

1,500		Boart Longyear Management Pty Ltd, 144A	7.000%	4/01/21	CCC+	525,000

2,358		Michael Baker Holdings LLC Finance Corporation, 144A	8.875%	4/15/19	B–	1,485,717
		Total Construction & Engineering				2,010,717

		Construction Materials – 2.0%

2,000		Cemex Finance LLC, 144A	9.375%	10/12/22	BB–	2,212,500

450		Norbord Inc., 144A	5.375%	12/01/20	Ba2	449,438

1,750		Norbord Inc., 144A	6.250%	4/15/23	Ba2	1,723,750

28	Nuveen Investments

Principal Amount (000) (10)		Description (1)	Coupon	Maturity	Ratings (6)	Value

		Construction Materials (continued)

$3,180		Reliance Intermediate Holdings LP, 144A	6.500%	4/01/23	BB–	$3,271,425
		Total Construction Materials				7,657,113

		Consumer Finance – 1.5%

2,350		Constellis Holdings LLC / Constellis Finance Corporation, 144A	9.750%	5/15/20	B	2,044,500

1,945		Covenant Surgical Partners Inc., 144A	8.750%	8/01/19	B–	1,867,200

2,350		Enova International, Inc.	9.750%	6/01/21	B	1,668,500
		Total Consumer Finance				5,580,200

		Containers & Packaging – 1.5%

2,219		Ardagh Finance Holdings SA, 144A	8.625%	6/15/19	CCC+	2,141,666

883		Ardagh Packaging Finance / MP HD USA, 144A	7.000%	11/15/20	Caa1	840,441

750		Coveris Holdings SA, 144A	7.875%	11/01/19	B–	671,250

2,250		PaperWorks Industries Inc., 144A	9.500%	8/15/19	B–	1,980,000
		Total Containers & Packaging				5,633,357

		Diversified Consumer Services – 0.3%

1,205		Gibson Brands Inc., 144A	8.875%	8/01/18	CCC+	698,900

3,185		Jones Group Inc.	6.125%	11/15/34	CCC–	461,825
		Total Diversified Consumer Services				1,160,725

		Diversified Financial Services – 2.8%

1,500		BNP Paribas, 144A, (4)	7.625%	3/30/66	BBB–	1,507,500

1,750		CNG Holdings Inc., 144A	9.375%	5/15/20	B–	761,250

1,395		Fly Leasing Limited	6.375%	10/15/21	BB	1,321,762

2,180		James Hardie International Finance Limited, 144A	5.875%	2/15/23	BBB–	2,201,800

1,500	EUR	Lincoln Finance LTD, 144A	6.875%	4/15/21	BB+	1,770,861

1,500		Nationstar Mortgage LLC Capital Corporation, (4)	7.875%	10/01/20	B+	1,436,250

1,500		NewStar Financial, Inc.	7.250%	5/01/20	BB–	1,350,000
		Total Diversified Financial Services				10,349,423

		Diversified Telecommunication Services – 3.4%

1,000		CenturyLink Inc., (WI/DD)	7.500%	4/01/24	BB+	1,001,250

1,950		Consolidated Communications Finance Company	6.500%	10/01/22	B–	1,701,375

2,500		Frontier Communications Corporation, 144A, (4)	11.000%	9/15/25	BB	2,512,500

1,750		GCI Inc.	6.875%	4/15/25	BB–	1,785,000

1,500		IntelSat Jackson Holdings	6.625%	12/15/22	Caa3	802,500

2,000		Level 3 Financing Inc., 144A	5.250%	3/15/26	BB	2,015,000

1,800		Neptune Finco Corporation, 144A, (4)	10.875%	10/15/25	B2	1,966,500

1,000		Windstream Corporation, (4)	7.500%	4/01/23	BB–	755,000
		Total Diversified Telecommunication Services				12,539,125

Nuveen Investments	29

Nuveen High Income Bond Fund (continued)

Portfolio of Investments	March 31, 2016 (Unaudited)

Principal Amount (000) (10)		Description (1)	Coupon	Maturity	Ratings (6)	Value

		Electric Utilities – 1.2%

$1,587		Energy Future Intermediate Holding Company LLC, 144A, (9)	11.750%	3/01/22	N/R	$1,725,702

1,935		Intergen NV, 144A	7.000%	6/30/23	B+	1,320,637

1,250		Talen Energy Supply LLC, (4)	6.500%	6/01/25	B+	1,037,500

1,000		Texas Competitive Electric Holdings, 144A, (9)	11.500%	10/01/20	N/R	290,000
		Total Electric Utilities				4,373,839

		Energy Equipment & Services – 1.5%

700		Calfrac Holdings LP, 144A	7.500%	12/01/20	B	324,625

750		McDermott International Inc., 144A	8.000%	5/01/21	BB–	586,875

1,000		Murray Energy Corporation, 144A	11.250%	4/15/21	C	132,500

1,500		Noble Holding International Limited	6.050%	3/01/41	BBB	735,000

1,670		Pacific Drilling V Limited, 144A	7.250%	12/01/17	B	613,725

1,000		Precision Drilling Corporation, (4)	6.625%	11/15/20	BB	800,000

1,000		SAExploration Holdings Inc.	10.000%	7/15/19	B–	560,000

2,209		SESI, LLC	7.125%	12/15/21	BB	1,667,795
		Total Energy Equipment & Services				5,420,520

		Food & Staples Retailing – 0.6%

1,750		Supervalu Inc., (4)	7.750%	11/15/22	B	1,483,125

1,000		Tops Holding LLC / Tops Markets II Corporation, 144A, (4)	8.000%	6/15/22	B	925,000
		Total Food & Staples Retailing				2,408,125

		Food Products – 1.0%

1,450		JBS Investments GmbH, 144A	7.250%	4/03/24	BB+	1,330,375

2,200		Marfrig Holding Europe BV, 144A	8.375%	5/09/18	B+	2,211,000

500		Southern States Cooperative Inc., 144A	10.000%	8/15/21	B–	307,500
		Total Food Products				3,848,875

		Health Care Equipment & Supplies – 0.8%

1,500		GreatBatch Limited, 144A	9.125%	11/01/23	B–	1,486,875

1,800		Tenet Healthcare Corporation	6.875%	11/15/31	B3	1,451,250
		Total Health Care Equipment & Supplies				2,938,125

		Health Care Providers & Services – 1.5%

1,500		Community Health Systems, Inc., (4)	6.875%	2/01/22	B+	1,353,750

2,000		Kindred Healthcare Inc.	8.750%	1/15/23	B2	1,910,000

1,000		Opal Acquisition Inc., 144A	8.875%	12/15/21	CCC	697,500

1,750		Select Medical Corporation	6.375%	6/01/21	B–	1,653,750
		Total Health Care Providers & Services				5,615,000

		Hotels, Restaurants & Leisure – 2.0%

1,000		Caesars Entertainment Resort Properties LLC, (4)	8.000%	10/01/20	B+	979,000

1,000		Caesars Growth Properties Holdings LLC / Caesars Growth Properties Finance Inc.	9.375%	5/01/22	B–	782,000

1,100	CAD	River Cree Enterprises LP, 144A	11.000%	1/20/21	B–	821,559

30	Nuveen Investments

Principal Amount (000) (10)		Description (1)	Coupon	Maturity	Ratings (6)	Value

		Hotels, Restaurants & Leisure (continued)

$1,500		Roc Finance LLC and Roc Finance 1 Corporation, 144A	12.125%	9/01/18	B–	$1,554,375

2,285		Scientific Games International Inc.	6.250%	9/01/20	B–	1,371,000

2,100		Wynn Las Vegas LLC Corporation, 144A	5.500%	3/01/25	BB+	1,979,250
		Total Hotels, Restaurants & Leisure				7,487,184

		Household Durables – 1.4%

2,000		K. Hovnanian Enterprises Inc.	5.000%	11/01/21	B1	1,370,000

2,500		KB Home	7.625%	5/15/23	B+	2,481,250

1,250		William Lyon Homes Incorporated	8.500%	11/15/20	B–	1,282,605
		Total Household Durables				5,133,855

		Household Products – 0.4%

1,500		HRG Group, Inc.	7.875%	7/15/19	Ba3	1,581,900

		Independent Power & Renewable Electricity Producers – 2.1%

2,750		Dynegy Inc.	6.750%	11/01/19	B+	2,736,250

1,300		GenOn Energy Inc.	9.875%	10/15/20	B–	838,500

2,000		NRG Energy Inc.	7.875%	5/15/21	BB–	1,992,500

2,300		NRG Energy Inc.	6.625%	3/15/23	BB–	2,145,463
		Total Independent Power & Renewable Electricity Producers				7,712,713

		Industrial Conglomerates – 0.3%

1,800		Techniplas, LLC, 144A	10.000%	5/01/20	B	1,287,000

		Insurance – 0.5%

2,570		Genworth Holdings Inc.	4.800%	2/15/24	Ba3	1,882,525

		Leisure Products – 0.3%

1,500	CAD	Gateway Casinos & Entertainment Limited, 144A	8.500%	11/26/20	B+	1,085,659

		Machinery – 1.3%

1,960		BlueLine Rental Finance Corporation, 144A	7.000%	2/01/19	B+	1,805,650

1,750		CNH Industrial Capital LLC, (4)	4.375%	11/06/20	Ba1	1,719,375

1,230		CTP Transportation Products LLC-Finance Inc., 144A	8.250%	12/15/19	B	1,211,550
		Total Machinery				4,736,575

		Marine – 2.2%

3,000		Eletson Holdings Inc., 144A	9.625%	1/15/22	B+	2,340,000

702		Global Ship Lease Inc., 144A	10.000%	4/01/19	B	582,660

2,900		Navios Maritime Acquisition Corporation, 144A	8.125%	11/15/21	BB–	1,921,250

1,336		Navios South American Logistics Inc., Finance US Inc., 144A	7.250%	5/01/22	B2	861,720

1,000		Teekay Offshore Partners LP/Teekay Offshore Finance Corporation	6.000%	7/30/19	N/R	627,500

2,200		Topaz Marine SA, 144A	8.625%	11/01/18	B–	1,991,000
		Total Marine				8,324,130

Nuveen Investments	31

Nuveen High Income Bond Fund (continued)

Portfolio of Investments	March 31, 2016 (Unaudited)

Principal Amount (000) (10)		Description (1)	Coupon	Maturity	Ratings (6)	Value

		Media – 5.1%

$2,500		Cablevision Systems Corporation	8.625%	9/15/17	B1	$2,643,750

1,850		Charter Communications, CCO Holdings LLC	5.125%	2/15/23	BB–	1,887,000

2,650		Clear Channel Communications, Inc.	9.000%	12/15/19	Caa1	1,961,000

750		Clear Channel Communications, Inc.	11.250%	3/01/21	Caa1	525,000

1,670		Dish DBS Corporation	5.000%	3/15/23	BB–	1,486,300

1,750		Lee Enterprises Inc., 144A, (4)	9.500%	3/15/22	B2	1,721,563

1,500		McClatchy Company, (4)	9.000%	12/15/22	B1	1,397,813

2,750		Radio One Inc., 144A	7.375%	10/15/22	B	2,475,000

1,750		SiTV Inc., 144A	10.375%	7/01/19	B–	1,347,500

180		Tribune Media Company, 144A, (4)	5.875%	7/15/22	BB–	175,500

3,150	CAD	Videotron Limited, 144A	5.625%	6/15/25	BB	2,430,454

1,000		VTR Finance BV, 144A	6.875%	1/15/24	B+	980,300
		Total Media				19,031,180

		Metals & Mining – 7.7%

2,000		AK Steel Corporation	7.625%	10/01/21	CCC+	1,140,000

1,500		Alcoa Inc.	5.870%	2/23/22	BBB–	1,499,535

2,000		Alcoa Inc., (4)	5.125%	10/01/24	BBB–	1,920,000

2,500		Aleris International Inc., 144A (WI/DD)	9.500%	4/01/21	B	2,548,437

530		Allegheny Technologies Inc.	5.950%	1/15/21	B+	442,550

1,300		Anglogold Holdings PLC	5.125%	8/01/22	Baa3	1,221,753

1,800		ArcelorMittal, (4)	6.500%	3/01/21	BB+	1,773,000

615		Century Aluminum Company, 144A	7.500%	6/01/21	BB–	455,100

1,500		Cliffs Natural Resources Inc., 144A	8.250%	3/31/20	BB–	1,267,500

2,000	EUR	Constellium N.V, 144A	4.625%	5/15/21	CCC+	1,781,978

2,349		First Quantum Minerals Limited, 144A	6.750%	2/15/20	B	1,609,065

1,750		FMG Resources, 144A, (4)	9.750%	3/01/22	BBB–	1,745,625

2,925		Freeport McMoRan, Inc., (4)	4.550%	11/14/24	BBB–	1,996,312

135		Hudbay Minerals, Inc.	9.500%	10/01/20	B–	95,850

1,550		Lundin Mining Corporation, 144A	7.500%	11/01/20	BB–	1,489,938

2,100		New Gold Incorporated, 144A	7.000%	4/15/20	B+	2,005,500

3,504		Northland Resources AB, 144A, Reg S	15.000%	7/15/19	N/R	35,048

1,583		Northland Resources AB, 144A, Reg S, (9)	4.000%	10/15/20	N/R	16

2,000		Novellis Inc., (4)	8.750%	12/15/20	B	2,018,600

2,000		Teck Resources Limited, (4)	4.750%	1/15/22	B+	1,380,000

2,000		Vedanta Resources PLC, 144A	8.250%	6/07/21	B	1,180,000

2,000		Westmoreland Coal Co, 144A	8.750%	1/01/22	B–	1,165,000
		Total Metals & Mining				28,770,807

32	Nuveen Investments

Principal Amount (000) (10)		Description (1)	Coupon	Maturity	Ratings (6)	Value

		Multiline Retail – 0.7%

$1,800		J.C. Penney Company Inc.	8.125%	10/01/19	B	$1,849,500

1,000		J.C. Penney Company Inc.	7.400%	4/01/37	B	847,500
		Total Multiline Retail				2,697,000

		Oil, Gas & Consumable Fuels – 10.7%

3,000		American Eagle Energy Corporation, 144A, (9)	11.000%	9/01/19	N/R	450,000

1,500		Anadarko Petroleum Corporation	6.600%	3/15/46	BBB	1,531,737

1,900		Armstrong Energy Inc.	11.750%	12/15/19	B–	570,000

1,000		Atlas Energy Holdings Operating Company	9.250%	8/15/21	CCC	155,000

2,600	CAD	Baytex Energy Corporation	6.625%	7/19/22	BB	1,421,367

2,750		Bellatrix Exploration Limited, 144A	8.500%	5/15/20	CCC+	1,381,875

2,000		Calumet Specialty Products	7.625%	1/15/22	B	1,380,000

3,000		CGG SA	6.875%	1/15/22	CCC	1,170,000

2,034		Chesapeake Energy Corporation, 144A	8.000%	12/15/22	B+	996,660

2,350		Cloud Peak Energy Resources LLC and Cloud Peak Energy Finance Corporation, (4)	8.500%	12/15/19	B+	1,034,000

500		Continental Resources Inc.	7.375%	10/01/20	BB+	470,000

145		Crestwood Midstream Partners LP	6.125%	3/01/22	BB–	108,750

3,300		Energy Transfer Equity LP	5.500%	6/01/27	BB+	2,631,750

1,850		EnLink Midstream Partners LP	4.400%	4/01/24	BBB–	1,486,316

600		EnQuest PLC, 144A	7.000%	4/15/22	CCC+	267,000

2,210		EV Energy Partners LP / EV Energy Finance Corporation	8.000%	4/15/19	CCC	552,500

2,550		Genesis Energy LP	5.750%	2/15/21	B+	2,314,125

3,000		Golden Close Maritime Corporation Limited, 144A, Reg S	9.000%	10/24/19	N/R	750,432

750		Halcon Resources Corporation, 144A, (4)	8.625%	2/01/20	B3	532,500

390		Halcon Resources Corporation, 144A	12.000%	2/15/22	CCC+	259,350

148		Key Energy Services Inc.	6.750%	3/01/21	CCC+	27,750

2,000		Marathon Oil Corporation	2.700%	6/01/20	BBB	1,697,844

1,000		Marathon Oil Corporation	2.800%	11/01/22	BBB	814,803

1,410		Martin Mid-Stream Partners LP Finance	7.250%	2/15/21	B–	1,223,175

1,955		MEG Energy Corporation, 144A	6.375%	1/30/23	BB–	1,153,450

2,921		Metro Exploration Holding Inc., (9)	11.500%	2/16/20	N/R	146,055

1,000		Murphy Oil Corporation	2.500%	12/01/17	BBB–	937,604

1,475		Oasis Petroleum Inc.	6.875%	3/15/22	B+	1,091,500

2,500		Peabody Energy Corporation, (9)	6.500%	9/15/20	C	181,250

750		Penn Virginia Corporation, (9)	8.500%	5/01/20	CC	93,750

1,500		Range Resources Corporation	5.000%	3/15/23	BB+	1,271,250

352		Sabine Pass LNG LP	7.500%	11/30/16	BB+	362,208

2,550		SM Energy Company	5.000%	1/15/24	B+	1,753,125

1,000		Southwestern Energy Company, (4)	4.950%	1/23/25	BB+	685,000

860		Summit Midstream Holdings LLC Finance	7.500%	7/01/21	B	675,100

Nuveen Investments	33

Nuveen High Income Bond Fund (continued)

Portfolio of Investments	March 31, 2016 (Unaudited)

Principal Amount (000) (10)	Description (1)	Coupon	Maturity	Ratings (6)	Value

	Oil, Gas & Consumable Fuels (continued)

$2,030	Talos Production LLC, 144A	9.750%	2/15/18	CCC+	$609,000

1,750	Teekay Corporation, 144A	8.500%	1/15/20	B+	1,207,500

1,950	Tesoro Logistics LP Finance Corporation	5.875%	10/01/20	BB	1,932,937

1,445	Vanguard Natural Resources Finance	7.875%	4/01/20	CC	205,912

2,000	Williams Partners LP	5.250%	3/15/20	BBB–	1,917,260

1,500	WPX Energy Inc.	7.500%	8/01/20	BB–	1,173,750

1,395	YPF Sociedad Anonima, 144A	8.500%	3/23/21	B	1,396,744
	Total Oil, Gas & Consumable Fuels				40,020,329

	Paper & Forest Products – 1.3%

4,550	Millar Western Forest Products Ltd	8.500%	4/01/21	B–	1,911,000

2,675	Resolute Forest Products	5.875%	5/15/23	BB–	1,805,625

1,500	Tembec Industries, Inc., 144A	9.000%	12/15/19	B–	1,035,000

1,950	Verso Paper Holdings LLC, (9)	11.750%	1/15/19	D	282,750
	Total Paper & Forest Products				5,034,375

	Pharmaceuticals – 0.4%

1,700	VP Escrow Corporation, 144A	6.375%	10/15/20	B–	1,411,000

	Professional Services – 0.7%

2,625	CEB Inc., 144A	5.625%	6/15/23	BB–	2,670,938

	Real Estate Investment Trust – 0.5%

2,000	Communications Sales & Leasing Inc., 144A	6.000%	4/15/23	BB+	1,945,000

	Real Estate Management & Development – 0.9%

3,500	Hunt Companies Inc., 144A	9.625%	3/01/21	N/R	3,211,250

	Road & Rail – 1.5%

2,000	Avis Budget Car Rental, 144A, (4)	5.125%	6/01/22	B+	1,897,500

2,500	Hertz Corporation	6.750%	4/15/19	B	2,536,225

2,357	JCH Parent Inc., 144A	10.500%	3/15/19	CCC–	1,201,988
	Total Road & Rail				5,635,713

	Semiconductors & Semiconductor Equipment – 0.2%

1,275	Advanced Micro Devices, Inc.	7.000%	7/01/24	CCC	835,125

	Software – 0.1%

500	BCP Singapore VI Cayman Financing Company Limited, 144A	8.000%	4/15/21	B+	331,250

180	SS&C Technologies Holdings, Inc., 144A	5.875%	7/15/23	B+	186,919
	Total Software				518,169

	Specialty Retail – 1.4%

2,000	L Brands, Inc.	6.875%	11/01/35	BB+	2,170,400

2,851	Sally Holdings Inc.	5.750%	6/01/22	BB+	2,986,423
	Total Specialty Retail				5,156,823

34	Nuveen Investments

Principal Amount (000) (10)	Description (1)	Coupon	Maturity	Ratings (6)	Value

	Technology Hardware, Storage & Peripherals – 0.4%

$1,500	Western Digital Corporation, 144A, (WI/DD)	10.500%	4/01/24	BB+	$1,500,938

	Thrifts & Mortgage Finance – 0.6%

2,000	Radian Group Inc.	7.000%	3/15/21	BB–	2,071,000

	Trading Companies & Distributors – 0.5%

2,000	Avation Capital SA, 144A	7.500%	5/27/20	B+	1,820,000

	Transportation Infrastructure – 0.5%

2,000	Navigator Holdings Limited, 144A, Reg S	9.000%	12/18/17	N/R	1,986,416

	Wireless Telecommunication Services – 3.1%

2,500	Altice Financing SA, 144A	6.625%	2/15/23	BB–	2,506,250

1,900	Colombia Telecommunicaciones S.A. ESP, 144A	8.500%	9/30/65	B+	1,615,000

2,255	FairPoint Communications Inc., 144A	8.750%	8/15/19	B	2,136,612

2,000	Millicom International Cellular SA, 144A	6.000%	3/15/25	BB+	1,855,000

1,825	Sprint Corporation	7.250%	9/15/21	B+	1,393,844

2,000	T-Mobile USA Inc., (4)	6.625%	4/01/23	BB	2,105,000
	Total Wireless Telecommunication Services				11,611,706
	Total Corporate Bonds (cost $344,038,865)				289,006,169

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (6)	Value

	CONVERTIBLE BONDS – 0.2%

	Metals & Mining – 0.0%

$1,500	Great Western Mineral Group, Reg S, (9)	8.000%	4/06/17	N/R	$7,500

	Oil, Gas & Consumable Fuels – 0.2%

1,465	Alpha Natural Resources Inc., (9)	4.875%	12/15/20	D	3,662

1,300	DCP Midstream LLC, 144A	5.850%	5/21/43	BB–	672,751
2,765	Total Oil, Gas & Consumable Fuels				676,413
$4,265	Total Convertible Bonds (cost $3,786,846)				683,913

Principal Amount (000) (10)	Description (1)	Coupon	Maturity	Ratings (6)	Value

	$1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED – 2.9%

	Banks – 2.5%

$1,800	HSBC Holdings PLC, (4)	6.375%	N/A (11)	BBB	$1,701,000

1,903	Lloyd’s Banking Group PLC	7.500%	N/A (11)	BB+	1,883,780

2,000	Intesa Sanpaolo SpA, 144A, (4)	7.700%	N/A (11)	Ba3	1,837,500

2,600	Societe Generale, 144A	7.875%	N/A (11)	BB+	2,424,419

2,000	SunTrust Capital Trust I, Series A	4.000%	N/A (11)	Baa3	1,472,500
	Total Banks				9,319,199

Nuveen Investments	35

Nuveen High Income Bond Fund (continued)

Portfolio of Investments	March 31, 2016 (Unaudited)

Principal Amount (000) (10)		Description (1)	Coupon	Maturity	Ratings (6)	Value

		Capital Markets – 0.3%

$1,513		Goldman Sachs Capital II	4.000%	N/A (11)	Ba1	$1,082,552

		Industrial Conglomerates – 0.0%

2,000		OAS Financial Limited, 144A	8.875%	N/A (11)	N/R	2,400

		Oil, Gas & Consumable Fuels – 0.1%

400	EUR	Repsol International Finance BV, Reg S	3.875%	N/A (11)	Ba1	401,431
		Total $1,000 Par (or similar) Institutional Preferred (cost $12,809,168)				10,805,582

Principal Amount (000)		Description (1)	Coupon	Maturity	Ratings (6)	Value

		ASSET-BACKED SECURITIES – 0.0%

$1		Green Tree Financial Corporation, Manufactured Housing Contract Pass-Through Certificates, Series 1998-1	6.040%	11/01/29	AA	$881
$1		Total Asset-Backed Securities (cost $868)				881

Shares		Description (1), (12)				Value

		INVESTMENT COMPANIES – 3.0%

28,000		Adams Natural Resources Fund Inc.				$503,720

139,000		Blackrock Credit Allocation Income Trust IV				1,740,280

165,500		First Trust Strategic High Income Fund II				1,881,735

28,500		Gabelli Global Gold Natural Resources and Income Trust				160,740

184,500		Invesco Dynamic Credit Opportunities Fund				1,983,375

188,500		Pimco Income Strategy Fund				1,802,060

115,000		Pioneer Floating Rate Trust				1,286,850

150,309		Western Asset Emerging Markets Income Fund				1,542,170

34,351		WhiteHorse Finance Incorporated				356,564
		Total Investment Companies (cost $12,698,514)				11,257,494

Shares		Description (1)				Value

		WARRANTS – 0.0%

6,707		FairPoint Communications Inc.				$101

336,891		Iona Energy Inc., (3)				—
		Total Warrants (cost $0)				101
		Total Long-Term Investments (cost $426,284,139)				356,627,986

Shares		Description (1)	Coupon			Value

		INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING – 10.3%

		Money Market Funds – 10.3%

38,683,340		Mount Vernon Securities Lending Trust Prime Portfolio, (14)	0.525% (13)			$38,683,340
		Total Investments Purchased with Collateral from Securities Lending (cost $38,683,340)				38,683,340

36	Nuveen Investments

Shares	Description (1)	Coupon	Value

	SHORT-TERM INVESTMENTS – 2.6%

	Money Market Funds – 2.6%

9,596,416	First American Treasury Obligations Fund, Class Z	0.171% (13)	$9,596,416
	Total Short-Term Investments (cost $9,596,416)		9,596,416
	Total Investments (cost $474,563,895) – 108.4%		404,907,742
	Other Assets Less Liabilities – (8.4)% (15)		(31,360,494)
	Net Assets – 100%		$373,547,248

Investments in Derivatives as of March 31, 2016

Forward Foreign Currency Exchange Contracts outstanding:

Counterparty	Currency Contracts to Deliver	Amount (Local Currency)	In Exchange For Currency	Amount (Local Currency)	Settlement Date	Unrealized Appreciation (Depreciation) (U.S. Dollars)
Citigroup Global Markets, Inc.	Euro	5,211,900	U.S. Dollar	5,777,709	5/27/16	$(163,521)
Goldman Sachs Bank USA	Canadian Dollar	11,642,000	U.S. Dollar	8,714,398	5/27/16	(250,048)
Goldman Sachs Bank USA	Norwegian Krone	14,546,000	U.S. Dollar	1,691,946	5/20/16	(65,488)
Goldman Sachs Bank USA	U.S. Dollar	379,082	Canadian Dollar	500,000	5/27/16	5,922
Goldman Sachs Bank USA	U.S. Dollar	785,525	Canadian Dollar	1,020,000	5/27/16	(116)
Goldman Sachs Bank USA	U.S. Dollar	1,696,793	Norwegian Krone	14,546,000	5/20/16	60,642
						$(412,609)

Futures Contracts outstanding:

Description	Contract Position	Number of Contracts	Contract Expiration	Notional Amount at Value	Variation Margin Receivable/ (Payable)	Unrealized Appreciation (Depreciation)
U.S. Treasury 5-Year Note	Short	(94)	6/16	$(11,389,422)	$(20,563)	$(187)
U.S. Treasury 10-Year Note	Long	144	6/16	18,776,250	54,000	(79,530)
				$7,386,828	$33,437	$(79,717)

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

Nuveen Investments	37

Nuveen High Income Bond Fund (continued)

Portfolio of Investments	March 31, 2016 (Unaudited)

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3		Total
Long-Term Investments:
Common Stocks	$2,919,173	$8,497	$63,794		$2,991,464
Convertible Preferred Securities	5,412,850	—	—		5,412,850
Variable Rate Senior Loan Interests	—	18,936,409	—		18,936,409
$25 Par (or similar) Retail Preferred	16,286,503	1,246,620	—		17,533,123
Corporate Bonds	—	289,006,169	—	*	289,006,169
Convertible Bonds	—	683,913	—		683,913
$1,000 Par (or similar) Institutional Preferred	—	10,805,582	—		10,805,582
Asset-Backed Securities	—	881	—		881
Investment Companies	11,257,494	—	—		11,257,494
Warrants	—	101	—	*	101
Investments Purchased with Collateral from Securities Lending	38,683,340	—	—		38,683,340
Short-Term Investments:
Money Market Funds	9,596,416	—	—		9,596,416
Investments in Derivatives:
Forward Foreign Currency Exchange Contracts**	—	(412,609)	—		(412,609)
Futures Contracts**	(79,717)	—	—		(79,717)
Total	$84,076,059	$320,275,563	$63,794		$404,415,416
*	Value equals zero as of the end of the reporting period.
**	Represents net unrealized appreciation (depreciation).

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of March 31, 2016, the cost of investments (excluding investments in derivatives) was $475,498,966.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) as of March 31, 2016, were as follows:

Gross unrealized:
Appreciation	$6,757,222
Depreciation	(77,348,446)
Net unrealized appreciation (depreciation) of investments	$(70,591,224)

38	Nuveen Investments

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(3)	Investment valued at fair value using methods determined in good faith by, or at discretion of, the Board. For fair value measurement disclosure purposes, investment classified as Level 3.

(4)	Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $37,193,734.

(5)	For fair value measurement disclosure purposes, investment classified as Level 2.

(6)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(7)	Senior loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments of senior loans may occur. As a result, the actual remaining maturity of senior loans held may be substantially less than the stated maturities shown.

(8)	Senior loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate plus an assigned fixed rate. These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank Offered Rate (“LIBOR”), or (ii) the prime rate offered by one or more major United States banks. Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan. The rate shown is the coupon as of the end of the reporting period.

(9)	As of, or subsequent to, the end of the reporting period, this security is non-income producing. Non-income producing, in the case of a fixed-income security, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the Fund’s Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has ceased accruing additional income on the Fund’s records.

(10)	Principal Amount (000) denominated in U.S. Dollars, unless otherwise noted.

(11)	Perpetual security. Maturity date is not applicable.

(12)	A copy of the most recent financial statements for these investment companies can be obtained directly from the Securities and Exchange Commission (SEC) on its website at http://www.sec.gov.

(13)	The rate shown is the annualized seven-day effective yield as of the end of the reporting period.

(14)	The Fund may loan securities representing up to one third of the fair value of its total assets (which includes collateral for securities on loan) to broker-dealers, banks and other institutions. The Fund maintains collateral equal to at least 100% of the fair value of the securities loaned. The cash collateral received by the Fund is invested in this money market fund.

(15)	Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter derivatives as well as the exchange-cleared and exchange-traded derivatives, when applicable.

Reg S	Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the United States.

144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

CAD	Canadian Dollar

EUR	Euro

(WI/DD)	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.

Nuveen Investments	39

Nuveen Inflation Protected Securities Fund

Portfolio of Investments	March 31, 2016 (Unaudited)

Shares	Description (1)	Coupon		Ratings (2)	Value

	LONG-TERM INVESTMENTS – 96.5%

	CONVERTIBLE PREFERRED SECURITIES – 0.0%

	Banks – 0.0%

200	Bank of America Corporation	7.250%		BB+	$227,600
	Total Convertible Preferred Securities (cost $174,350)				227,600

Shares	Description (1)	Coupon		Ratings (2)	Value

	$25 PAR (OR SIMILAR) RETAIL PREFERRED – 0.1%

	Capital Markets – 0.1%

15,000	UBS Preferred Funding Trust IV	1.133%		BB+	$254,550
	Total $25 Par (or similar) Retail Preferred (cost $241,200)				254,550

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	CORPORATE BONDS – 5.3%

	Airlines – 0.1%

$417	American Airlines Inc., Pass-Through Trust 2013-2B, 144A	5.600%	7/15/20	BBB–	$421,659

	Auto Components – 0.1%

300	American & Axle Manufacturing Inc., (3)	6.625%	10/15/22	BB–	311,250

300	Tenneco Inc., (3)	5.375%	12/15/24	BB+	308,250
600	Total Auto Components				619,500

	Automobiles – 0.1%

465	General Motors Corporation	4.000%	4/01/25	BBB–	453,657

	Banks – 0.1%

385	CIT Group Inc., 144A	5.500%	2/15/19	BB+	397,755

170	CIT Group Inc.	5.000%	8/01/23	BB+	170,850
555	Total Banks				568,605

	Building Products – 0.1%

300	Hardwoods Acquisition Inc., 144A	7.500%	8/01/21	B	204,000

250	Owens Corning Incorporated	4.200%	12/15/22	BBB–	253,425
550	Total Building Products				457,425

	Chemicals – 0.1%

250	NOVA Chemicals Corporation, 144A, (3)	5.250%	8/01/23	BBB–	244,375

	Commercial Services & Supplies – 0.2%

547	Covanta Energy Corporation, Synthetic Letter of Credit	6.375%	10/01/22	Ba3	547,000

500	R.R. Donnelley & Sons Company	7.625%	6/15/20	BB–	503,750
1,047	Total Commercial Services & Supplies				1,050,750

40	Nuveen Investments

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Construction & Engineering – 0.1%

$500	AECOM Technology Corporation	5.750%	10/15/22	BB–	$518,750

	Construction Materials – 0.1%

300	Cemex SAB de CV, 144A, (3)	5.700%	1/11/25	BB–	278,100

130	Norbord Inc., 144A	5.375%	12/01/20	Ba2	129,838

250	Norbord Inc., 144A	6.250%	4/15/23	Ba2	246,250
680	Total Construction Materials				654,188

	Containers & Packaging – 0.0%

175	Graphic Packaging International Inc.	4.875%	11/15/22	BB+	177,625

	Diversified Financial Services – 0.1%

225	Nationstar Mortgage LLC Capital Corporation, (3)	7.875%	10/01/20	B+	215,437

	Diversified Telecommunication Services – 0.8%

200	CenturyLink Inc.	6.750%	12/01/23	BB+	194,500

250	CyrusOne LP Finance	6.375%	11/15/22	B+	259,375

3,060	SBA Tower Trust, 144A	3.598%	4/15/43	BBB	3,057,227
3,510	Total Diversified Telecommunication Services				3,511,102

	Energy Equipment & Services – 0.1%

500	Regency Energy Partners Finance	6.500%	7/15/21	BBB–	492,500

	Food Products – 0.1%

300	Pilgrim’s Pride Corporation, 144A, (3)	5.750%	3/15/25	BB+	301,125

	Health Care Providers & Services – 0.9%

1,700	Catholic Health Initiatives	1.600%	11/01/17	A+	1,702,467

200	Community Health Systems, Inc., (3)	5.125%	8/01/21	BB	202,500

500	HCA Inc., (3)	4.250%	10/15/19	BBB–	515,313

1,715	Mayo Clinic Rochester	3.774%	11/15/43	AA	1,702,666
4,115	Total Health Care Providers & Services				4,122,946

	Hotels, Restaurants & Leisure – 0.0%

200	Wynn Macau Limited, 144A, (3)	5.250%	10/15/21	BB	188,500

	Household Durables – 0.2%

450	Brookfield Residential Properties Inc., 144A	6.500%	12/15/20	BB–	429,750

250	CalAtlantic Group Inc.	5.875%	11/15/24	BB	263,125

400	Rialto Holdings LLC-Rialto Corporation, 144A	7.000%	12/01/18	B	393,000
1,100	Total Household Durables				1,085,875

	Independent Power & Renewable Electricity Producers – 0.2%

275	AES Corporation	7.375%	7/01/21	BB	308,000

500	Calpine Corporation, (3)	5.375%	1/15/23	BB–	484,690
775	Total Independent Power & Renewable Electricity Producers				792,690

Nuveen Investments	41

Nuveen Inflation Protected Securities Fund (continued)

Portfolio of Investments	March 31, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Media – 0.5%

$400	Altice S.A, 144A	7.750%	5/15/22	B	$393,632

200	Charter Communications, CCO Holdings LLC	5.125%	2/15/23	BB–	204,000

225	CSC Holdings Inc., (3)	8.625%	2/15/19	BB	247,500

300	Dish DBS Corporation	4.250%	4/01/18	BB–	307,437

400	Numericable Group SA, 144A	4.875%	5/15/19	B+	398,000

200	Numericable Group SA, 144A	6.000%	5/15/22	B+	195,000

350	Sinclair Television Group	6.375%	11/01/21	B+	369,250

195	WMG Acquisition Group, 144A	6.000%	1/15/21	B1	199,387
2,270	Total Media				2,314,206

	Metals & Mining – 0.1%

250	ArcelorMittal, (3)	7.250%	2/25/22	BB+	247,375

	Oil, Gas & Consumable Fuels – 0.1%

215	Calumet Specialty Products	7.625%	1/15/22	B	148,350

300	Rose Rock Midstream LP / Rose Rock Finance Corporation	5.625%	7/15/22	B	201,750

150	Targa Resources Inc., (3)	4.250%	11/15/23	BB–	132,000
665	Total Oil, Gas & Consumable Fuels				482,100

	Personal Products – 0.1%

200	Albea Beauty Holdings SA, 144A	8.375%	11/01/19	B	210,500

	Real Estate Investment Trust – 0.2%

200	Gaming and Leisure Products Inc., GLP Capital LP Financing II Inc.	4.375%	11/01/18	BB+	205,500

200	Realogy Group LLC / Realogy Co-Issuer Corporation, 144A, (3)	5.250%	12/01/21	B	206,500

400	Vereit Operating Partner	3.000%	2/06/19	BB+	392,952
800	Total Real Estate Investment Trust				804,952

	Road & Rail – 0.2%

610	Avis Budget Car Rental, 144A	6.375%	4/01/24	B+	610,000

175	Hertz Corporation, (3)	7.375%	1/15/21	B	178,500
785	Total Road & Rail				788,500

	Specialty Retail – 0.1%

420	Best Buy Co., Inc.	5.500%	3/15/21	Baa1	443,625

	Technology Hardware, Storage & Peripherals – 0.1%

500	NCR Corporation	5.000%	7/15/22	BB	495,000

	Textiles, Apparel & Luxury Goods – 0.1%

300	Levi Strauss & Company	5.000%	5/01/25	BB	303,000

	Wireless Telecommunication Services – 0.4%

200	Altice Financing SA, 144A	6.625%	2/15/23	BB-	200,500

200	Millicom International Cellular SA, 144A	6.625%	10/15/21	BB+	202,000

200	Softbank Corporation, 144A, (3)	4.500%	4/15/20	BB+	202,750

42	Nuveen Investments

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Wireless Telecommunication Services (continued)

$200	Sprint Communications Inc., 144A, (3)	7.000%	3/01/20	BB	$200,000

400	Telecom Italia SpA, 144A	5.303%	5/30/24	BBB-	410,000

400	T-Mobile USA Inc.	6.731%	4/28/22	BB	417,920
1,600	Total Wireless Telecommunication Services				1,633,170
$23,754	Total Corporate Bonds (cost $24,159,610)				23,599,137

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	$1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED – 0.0%

	Capital Markets – 0.0%

$107	Goldman Sachs Capital II	4.000%	N/A (4)	Ba1	$76,558
$107	Total $1,000 Par (or similar) Institutional Preferred (cost $86,992)				76,558

Principal Amount (000)	Description (1)	Optional Call Provisions (5)		Ratings (2)	Value

	MUNICIPAL BONDS – 0.4%

	Maryland – 0.2%

$1,250	Baltimore County, Maryland, General Obligation Bonds, Taxable Series 2012, 0.951%, 8/01/17	No Opt. Call		AAA	$1,257,675

	Ohio – 0.2%

820	Hamilton County, Ohio, Sewer System Revenue Bonds, Metropolitan Sewer District of Greater Cincinnati, Refunding Series 2013B, 1.233%, 12/01/16	No Opt. Call		AA+	824,617
$2,070	Total Municipal Bonds (cost $2,070,000)				2,082,292

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 87.2%

$5,873	U.S. Treasury Bonds	3.875%	4/15/29	Aaa	$8,408,571

760	U.S. Treasury Bonds	2.500%	2/15/45	Aaa	741,207

20,606	U.S. Treasury Inflation Indexed Obligations	0.125%	4/15/17	Aaa	20,842,149

15,870	U.S. Treasury Inflation Indexed Obligations	0.125%	4/15/18	Aaa	16,152,851

3,956	U.S. Treasury Inflation Indexed Obligations	2.125%	1/15/19	Aaa	4,271,010

20,742	U.S. Treasury Inflation Indexed Obligations	0.125%	4/15/19	Aaa	21,191,190

4,996	U.S. Treasury Inflation Indexed Obligations	1.375%	1/15/20	Aaa	5,349,115

17,704	U.S. Treasury Inflation Indexed Obligations	0.125%	4/15/20	Aaa	18,078,317

11,619	U.S. Treasury Inflation Indexed Obligations	1.250%	7/15/20	Aaa	12,491,110

20,686	U.S. Treasury Inflation Indexed Obligations	1.125%	1/15/21	Aaa	22,110,985

12,099	U.S. Treasury Inflation Indexed Obligations	0.625%	7/15/21	Aaa	12,702,342

29,832	U.S. Treasury Inflation Indexed Obligations	0.125%	1/15/22	Aaa	30,282,188

13,795	U.S. Treasury Inflation Indexed Obligations	0.125%	7/15/22	Aaa	14,038,656

21,262	U.S. Treasury Inflation Indexed Obligations	0.125%	1/15/23	Aaa	21,443,495

Nuveen Investments	43

Nuveen Inflation Protected Securities Fund (continued)

Portfolio of Investments	March 31, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	U.S. GOVERNMENT AND AGENCY OBLIGATIONS (continued)

$19,694	U.S. Treasury Inflation Indexed Obligations	0.375%	7/15/23	Aaa	$20,291,992

19,262	U.S. Treasury Inflation Indexed Obligations	0.625%	1/15/24	Aaa	20,059,865

12,203	U.S. Treasury Inflation Indexed Obligations	0.125%	7/15/24	Aaa	12,248,011

9,954	U.S. Treasury Inflation Indexed Obligations	2.375%	1/15/25	Aaa	11,856,768

37,460	U.S. Treasury Inflation Indexed Obligations	0.250%	1/15/25	Aaa	33,751,461

5,413	U.S. Treasury Inflation Indexed Obligations	2.000%	1/15/26	Aaa	6,339,546

3,141	U.S. Treasury Inflation Indexed Obligations	0.625%	1/15/26	Aaa	3,284,558

4,406	U.S. Treasury Inflation Indexed Obligations	2.375%	1/15/27	Aaa	5,382,226

1,691	U.S. Treasury Inflation Indexed Obligations	1.750%	1/15/28	Aaa	1,960,689

1,501	U.S. Treasury Inflation Indexed Obligations	3.625%	4/15/28	Aaa	2,067,835

4,077	U.S. Treasury Inflation Indexed Obligations	2.500%	1/15/29	Aaa	5,122,235

4,548	U.S. Treasury Inflation Indexed Obligations	2.125%	2/15/40	Aaa	5,812,275

5,458	U.S. Treasury Inflation Indexed Obligations	2.125%	2/15/41	Aaa	7,028,437

18,160	U.S. Treasury Inflation Indexed Obligations	0.750%	2/15/42	Aaa	17,631,191

6,358	U.S. Treasury Inflation Indexed Obligations	0.625%	2/15/43	Aaa	5,970,473

1,728	U.S. Treasury Inflation Indexed Obligations	1.375%	2/15/44	Aaa	1,935,646

3,194	U.S. Treasury Inflation Indexed Obligations	0.750%	2/15/45	Aaa	3,092,018

18,083	U.S. Treasury Notes	0.375%	7/15/25	Aaa	18,481,237

195	U.S. Treasury Notes	2.250%	11/15/25	Aaa	203,021
$376,326	Total U.S. Government and Agency Obligations (cost $376,492,126)				390,622,670

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	ASSET-BACKED AND MORTGAGE-BACKED SECURITIES – 3.0%

$2,921	Colony American Homes Trust 2014-1A, 144A	1.591%	5/17/31	Aaa	$2,871,931

2,000	Commercial Mortgage Pass-Through Certificates Series 2012-CR4	1.801%	10/15/45	AAA	1,998,729

525	DBUBS Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2011-LC3A	3.642%	8/10/44	Aaa	525,783

680	Freddie Mac Mortgage Trust, Multifamily Mortgage Pass-Through Certificates, Series 2013-K712, 144A	3.369%	5/25/45	Aaa	682,998

2,074	Greenwich Capital Commercial Funding Corporation, Commercial Mortgage Pass-Through Certificates, Series 2007-GG11	5.736%	12/10/49	AAA	2,155,995

19	JPMorgan Chase Commercial Mortgage Securities Corporation, Commercial Mortgage Pass-Through Certificates, Series 2010-C1, 144A	3.853%	6/15/43	Aaa	19,071

2,955	JPMorgan JPMBB Commercial Mortgage Securities Trust, Pass-Through Certificates, Series 2013-C12	3.664%	7/15/45	AAA	3,174,413

2,025	Wells Fargo – Royal Bank of Scotland Commercial Mortgage Trust, Series 2012-C10 A3	2.875%	12/15/45	Aaa	2,082,409
$13,199	Total Asset-Backed and Mortgage-Backed Securities (cost $13,570,963)				13,511,329

44	Nuveen Investments

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	SOVEREIGN DEBT – 0.5%

	Canada – 0.4%

$1,500	Quebec Province	7.500%	7/15/23	Aa2	$2,004,364

	Poland – 0.1%

250	Republic of Poland	6.375%	7/15/19	A2	284,220
$1,750	Total Sovereign Debt (cost $2,205,247)				2,288,584
	Total Long-Term Investments (cost $419,000,488)				432,662,720

Shares	Description (1)	Coupon			Value

	INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING – 1.0%

	Money Market Funds – 1.0%

4,314,103	Mount Vernon Securities Lending Trust Prime Portfolio, (7)	0.525% (6)			$4,314,103
	Total Investments Purchased with Collateral from Securities Lending (cost $4,314,103)				4,314,103

Shares	Description (1)	Coupon			Value

	SHORT-TERM INVESTMENTS – 2.2%

	Money Market Funds – 2.2%

9,891,469	First American Treasury Obligations Fund, Class Z	0.171% (6)			$9,891,469
	Total Short-Term Investments (cost $9,891,469)				9,891,469
	Total Investments (cost $433,206,060) – 99.7%				446,868,292
	Other Assets Less Liabilities – 0.3% (8)				1,251,327
	Net Assets – 100%				$448,119,619

Investments in Derivatives as of March 31, 2016

Futures Contracts outstanding:

Description	Contract Position	Number of Contracts	Contract Expiration	Notional Amount at Value*	Variation Margin Receivable/ (Payable)	Unrealized Appreciation (Depreciation)
U.S. Treasury 5-Year Note	Short	(331)	6/16	$(40,105,305)	$(72,406)	$9,132
U.S. Treasury 10-Year Note	Long	123	6/16	16,038,047	46,125	4,723
U.S. Treasury Long Bond	Long	22	6/16	3,617,625	21,312	(22,874)
U.S. Treasury Ultra Bond	Long	39	6/16	6,728,719	44,677	(80,484)
				$(13,720,914)	$39,708	$(89,503)
*	Total aggregate Notional Amount at Value of long and short positions is $26,384,391 and $(40,105,305), respectively.

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

Nuveen Investments	45

Nuveen Inflation Protected Securities Fund (continued)

Portfolio of Investments	March 31, 2016 (Unaudited)

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Convertible Preferred Securities	$227,600	$—	$—	$227,600
$25 Par (or similar) Retail Preferred	254,550	—	—	254,550
Corporate Bonds	—	23,599,137	—	23,599,137
$1,000 Par (or similar) Institutional Preferred	—	76,558	—	76,558
Municipal Bonds	—	2,082,292	—	2,082,292
U.S. Government and Agency Obligations	—	390,622,670	—	390,622,670
Asset-Backed and Mortgage-Backed Securities	—	13,511,329	—	13,511,329
Sovereign Debt	—	2,288,584	—	2,288,584
Investments Purchased with Collateral from Securities Lending	4,314,103	—	—	4,314,103
Short-Term Investments:
Money Market Funds	9,891,469	—	—	9,891,469
Investments in Derivatives:
Futures Contracts*	(89,503)	—	—	(89,503)
Total	$14,598,219	$432,180,570	$—	$446,778,789
*	Represents net unrealized appreciation (depreciation).

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of March 31, 2016, the cost of investments (excluding investments in derivatives) was $435,064,457.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) as of March 31, 2016, were as follows:

Gross unrealized:
Appreciation	$15,089,148
Depreciation	(3,285,313)
Net unrealized appreciation (depreciation) of investments	$11,803,835

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(3)	Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $4,151,903.

(4)	Perpetual security. Maturity date is not applicable.

(5)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(6)	The rate shown is the annualized seven-day effective yield as of the end of the reporting period.

(7)	The Fund may loan securities representing up to one third of the fair value of its total assets (which includes collateral for securities on loan) to broker-dealers, banks and other institutions. The Fund maintains collateral equal to at least 100% of the fair value of the securities loaned. The cash collateral received by the Fund is invested in this money market fund.

(8)	Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter derivatives as well as the exchange-cleared and exchange-traded derivatives, when applicable.

144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

46	Nuveen Investments

Nuveen Intermediate Government Bond Fund

Portfolio of Investments	March 31, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	LONG-TERM INVESTMENTS – 95.0%

	CORPORATE BONDS – 0.5%

	Health Care Providers & Services – 0.5%

$400	Catholic Health Initiatives	1.600%	11/01/17	A+	$400,580
$400	Total Corporate Bonds (cost $399,884)				400,580

Principal Amount (000)	Description (1)	Optional Call Provisions (3)		Ratings (2)	Value

	MUNICIPAL BONDS – 2.8%

	Louisiana – 0.6%

$449	Louisiana Local Government Environmental Facilities and Community Development Authority, System Restoration Revenue Bonds, Louisiana Utilities Restoration Corporation Project/EGSL, Series 2010, 3.220%, 2/01/21	No Opt. Call		AAA	$458,135

	Ohio – 2.2%

145	Akron, Ohio, General Obligation Bonds, Refunding Various Purpose Series 2014B, 0.950%, 12/01/16	No Opt. Call		AA-	145,328

345	Columbus, Ohio, General Obligation Bonds, Various Purpose, Taxable Series 2014C, 3.000%, 2/15/19	No Opt. Call		AAA	363,834

285	Hamilton County, Ohio, Sewer System Revenue Bonds, Metropolitan Sewer District of Greater Cincinnati, Refunding Series 2013B, 1.233%, 12/01/16	No Opt. Call		AA+	286,605

845	Ohio State, General Obligation Bonds, Higher Education, Build America Bond Series 2010E, 3.328%, 8/01/17 – AGM Insured	No Opt. Call		AA+	874,100
1,620	Total Ohio				1,669,867
$2,069	Total Municipal Bonds (cost $2,117,613)				2,128,002

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 66.0%

$1,000	Fannie Mae Notes	1.250%	9/27/18	Aaa	$1,008,552

680	Fannie Mae Notes	1.125%	10/19/18	Aaa	684,855

1,000	Fannie Mae Notes	1.330%	10/24/19	Aaa	1,007,744

1,385	Fannie Mae Notes	1.500%	11/30/20	Aaa	1,399,266

790	Federal Farm Credit Bank Discount Notes	1.030%	5/11/18	Aaa	793,563

940	Federal Farm Credit Banks, Consolidated Systemwide Notes	0.500%	8/23/16	Aaa	940,480

755	Federal Farm Credit Banks, Consolidated Systemwide Notes	0.750%	8/14/17	Aaa	754,884

360	Federal Farm Credit Banks, Consolidated Systemwide Notes	1.750%	4/01/21	Aaa	364,514

675	Federal Home Loan Bank Bonds	1.000%	12/19/17	Aaa	677,679

730	Federal Home Loan Bank Bonds	0.875%	3/19/18	Aaa	731,356

755	Federal Home Loan Bank Bonds	1.200%	8/14/18	Aaa	761,188

700	Federal Home Loan Bank Bonds	1.625%	6/14/19	Aaa	714,067

Nuveen Investments	47

Nuveen Intermediate Government Bond Fund (continued)

Portfolio of Investments	March 31, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	U.S. GOVERNMENT AND AGENCY OBLIGATIONS (continued)

$1,080	Federal Home Loan Bank Bonds	4.125%	3/13/20	Aaa	$1,200,303

1,525	Federal Home Loan Bank Bonds	1.375%	2/18/21	Aaa	1,526,072

775	Federal Home Loan Bank Bonds	1.875%	12/09/22	Aaa	784,741

955	Federal Home Loan Bank Bonds	2.875%	6/14/24	Aaa	1,010,997

2,260	Federal Home Loan Bank Bonds	2.875%	9/13/24	Aaa	2,405,508

825	Federal Home Loan Bank Bonds	2.375%	3/14/25	Aaa	839,409

735	Federal Home Loan Banks, Discount Notes	2.220%	3/28/23	Aaa	753,446

590	Federal Home Loan Mortgage Corporation, Notes	2.375%	1/13/22	Aaa	619,380

535	Federal National Mortgage Association	0.000%	10/09/19	Aaa	508,412

710	FICO STRIPS	0.000%	5/02/17	Aaa	702,813

250	Financing Corporation	9.400%	2/08/18	Aaa	289,259

270	Freddie Mac Reference Notes	5.000%	12/14/18	Aa2	296,284

1,500	Freddie Mac Reference Notes	1.125%	4/15/19	Aaa	1,506,189

530	Tennessee Valley Authority	3.875%	2/15/21	Aaa	589,680

325	U.S. Treasury Bonds	8.750%	8/15/20	Aaa	429,927

535	U.S. Treasury Bonds	7.250%	8/15/22	Aaa	724,110

1,460	U.S. Treasury Inflation Indexed Obligations	2.000%	7/31/20	Aaa	1,512,297

3,505	U.S. Treasury Inflation Indexed Obligations	2.000%	2/15/25	Aaa	3,581,672

1,275	U.S. Treasury Inflation Indexed Obligations	2.000%	8/15/25	Aaa	1,299,952

1,000	U.S. Treasury Notes	1.500%	8/31/18	Aaa	1,017,070

1,660	U.S. Treasury Notes	2.000%	11/30/20	Aaa	1,720,240

1,000	U.S. Treasury Notes	2.000%	2/28/21	Aaa	1,036,680

1,000	U.S. Treasury Notes, (4)	1.125%	2/28/21	Aaa	996,367

745	U.S. Treasury Notes	2.000%	11/15/21	Aaa	770,697

1,185	U.S. Treasury Notes	2.000%	2/15/22	Aaa	1,225,827

1,685	U.S. Treasury Notes	1.750%	5/15/23	Aaa	1,708,629

2,435	U.S. Treasury Notes	2.750%	11/15/23	Aaa	2,638,361

2,415	U.S. Treasury Notes	2.125%	5/15/25	Aaa	2,490,751

4,995	U.S. Treasury Notes, (4)	2.250%	11/15/25	Aaa	5,200,461

1,145	U.S. Treasury Securities, Stripped Interest Payments	0.000%	2/15/22	Aaa	1,046,974
$48,675	Total U.S. Government and Agency Obligations (cost $48,565,900)				50,270,656

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	ASSET-BACKED AND MORTGAGE-BACKED SECURITIES – 25.7%

$474	321 Henderson Receivables LLC, Series 2010-3A, 144A	3.820%	12/15/48	Aaa	$491,126

582	321 Henderson Receivables LLC., Series 2010-1A, 144A	5.560%	7/15/59	Aaa	643,604

500	Barclays Dryrock Issuance Trust 2014-1	0.796%	12/16/19	AAA	499,850

498	Centerpoint Energy Transition Bond Company LLC	0.901%	4/15/18	AAA	497,083

48	Nuveen Investments

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	ASSET-BACKED AND MORTGAGE-BACKED SECURITIES (continued)

$305	Colony American Homes Trust 2014-1A, 144A	1.591%	5/17/31	Aaa	$299,843

422	Credit Suisse Commercial Mortgage Trust, 2015-2, 144A	3.000%	2/25/45	AAA	426,775

201	DBUBS Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2011-LC3A	3.642%	8/10/44	Aaa	201,670

393	Entergy Arkansas Restoration Funding LLC, Senior Secured Storm Recovery Bonds, Series 2010-A	2.300%	8/01/21	AAA	398,411

550	Entergy New Orleans Store Recovery Funding LLC, Series 2015-1	2.670%	6/01/27	AAA	573,264

761	Fannie Mae Alternative Credit Enhanced Securities	1.637%	11/25/17	Aaa	765,489

849	Fannie Mae Alternative Credit Enhanced Securities	0.692%	12/25/17	Aaa	846,476

100	Fannie Mae Mortgage Pool 254169	6.500%	12/01/31	Aaa	116,496

65	Fannie Mae Mortgage Pool 254179	6.000%	1/01/22	Aaa	74,155

69	Fannie Mae Mortgage Pool 254344	6.500%	6/01/22	Aaa	79,389

26	Fannie Mae Mortgage Pool 254373	6.500%	7/01/17	Aaa	26,720

30	Fannie Mae Mortgage Pool 254414	7.000%	7/01/17	Aaa	30,805

57	Fannie Mae Mortgage Pool 254720	4.500%	5/01/18	Aaa	59,016

1	Fannie Mae Mortgage Pool 580516	5.500%	4/01/16	Aaa	623

68	Fannie Mae Mortgage Pool 596680	7.000%	9/01/31	Aaa	77,872

204	Fannie Mae Mortgage Pool 596712	6.500%	6/01/32	Aaa	238,155

40	Fannie Mae Mortgage Pool 656269	6.000%	8/01/32	Aaa	45,513

16	Fannie Mae Mortgage Pool 673010	5.500%	12/01/17	Aaa	16,726

39	Fannie Mae Mortgage Pool 695765	5.500%	4/01/18	Aaa	39,561

96	Fannie Mae Mortgage Pool 725793	5.500%	9/01/19	Aaa	100,418

166	Fannie Mae Mortgage Pool 745101	6.000%	4/01/32	Aaa	186,515

126	Fannie Mae Mortgage Pool 848390	2.188%	12/01/35	Aaa	131,620

174	Fannie Mae Mortgage Pool 886034	2.936%	7/01/36	Aaa	185,334

74	Fannie Mae Mortgage Pool 887017	6.500%	8/01/36	Aaa	89,059

252	Fannie Mae Mortgage Pool 913187	2.756%	4/01/37	Aaa	266,650

479	Fannie Mae Mortgage Pool 914224	2.525%	3/01/37	Aaa	502,463

138	Fannie Mae Mortgage Pool 928519	7.000%	6/01/37	Aaa	154,779

133	Fannie Mae Mortgage Pool 995949	2.643%	9/01/36	Aaa	141,252

538	Fannie Mae Mortgage Pool AB1959	4.000%	12/01/40	Aaa	576,832

615	Fannie Mae Mortgage Pool AD0486	2.507%	4/01/34	Aaa	647,507

56	Fannie Mae Mortgage Pool AE0981	3.500%	3/01/41	Aaa	58,774

332	Fannie Mae Mortgage Pool AE4876	3.500%	10/01/40	Aaa	348,542

294	Fannie Mae Real Estate Mortgage Investment Conduit, Pass-Through Certificates	6.286%	2/25/42	Aaa	345,917

276	Fannie Mae, Connecticut Avenue Securities, Series 2014-C03	1.633%	7/25/24	BBB-	275,216

417	FDIC Structures Sale Guaranteed Notes, Series 2010-S1, 144A	3.250%	4/25/38	Aaa	432,324

621	Federal Home Loan Mortgage Corporation, REMIC	0.686%	11/15/42	Aaa	616,171

Nuveen Investments	49

Nuveen Intermediate Government Bond Fund (continued)

Portfolio of Investments	March 31, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Coupon		Maturity	Ratings (2)	Value

	ASSET-BACKED AND MORTGAGE-BACKED SECURITIES (continued)

$296	Freddie Mac Gold Pool 1H1396	2.500%		5/01/37	Aaa	$312,633

435	Freddie Mac Gold Pool 780836	2.468%		9/01/33	Aaa	459,544

256	Freddie Mac Gold Pool 848193	2.615%		3/01/36	Aaa	269,748

21	Freddie Mac Mortgage Pool, Various C35768	7.500%		1/01/30	Aaa	22,381

46	Freddie Mac Mortgage Pool, Various G00876	6.500%		1/01/28	Aaa	52,762

119	Freddie Mac Mortgage Pool, Various G01244	6.500%		3/01/31	Aaa	140,082

194	Freddie Mac Mortgage Trust 2013-KF02, 144A	3.433%		12/25/45	AAA	191,324

322	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K701	2.776%		6/25/17	Aaa	324,903

495	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K010 A1	3.320%		7/25/20	Aaa	508,714

516	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K715	2.059%		3/25/20	Aaa	524,537

15	Freddie Mac Multifamily Structured Pass-Through Certificates Series KF01	0.786%		4/25/19	Aaa	14,591

413	Freddie Mac Structured Pass-Through Certificates, Series K-501	1.655%		11/25/16	Aaa	413,717

512	Freddie Mac Structured Pass-Through Certificates, Series K-502 A2	1.426%		8/25/17	AAA	513,671

710	Freddie Mac Structured Pass-Through Certificates, Series K008	2.746%		12/25/19	Aaa	725,030

687	Freddie Mac Whole Loan Securities Trust, Structured Pass-Through Certificates, Series 2015-SC01	3.500%		5/25/45	N/R	708,426

47	Government National Mortgage Association Pool 3120	6.500%		8/20/31	Aaa	56,503

18	Government National Mortgage Association Pool 347332	7.500%		12/15/22	Aaa	18,382

5	Government National Mortgage Association Pool 455304	7.000%		9/15/27	Aaa	5,388

341	Government National Mortgage Association Pool 4946	4.500%		2/20/41	Aaa	371,516

63	Government National Mortgage Association Pool 570134	7.500%		12/15/31	Aaa	65,983

551	Government National Mortgage Association Pool 633605	6.000%		9/15/34	Aaa	644,455

119	Government National Mortgage Association Pool 780825	6.500%		7/15/28	Aaa	141,801

335	Origen Manufactured Housing Contract Trust Collateralized Notes Series 2005B	5.990%		1/15/37	A+	344,490

330	Structured Agency Credit Risk 2014-DN1	1.433%		2/25/24	Aa3	329,888

409	United States Department of Veterans, Affairs, Guaranteed REMIC Pass-Through Certificates, Vendee Mortgage Trust, Series 2011-1	3.750%		2/15/35	Aaa	433,310

171	U.S. Small Business Administration Guaranteed Participating Securities Participation Certificates, Series 2008-10A	5.902%		2/10/18	Aaa	181,603

240	U.S. Small Business Administration Guaranteed Participating Securities Participation Certificates, Series 2010-P10A	4.108%		3/10/20	Aaa	252,530
$18,703	Total Asset-Backed and Mortgage-Backed Securities (cost $18,788,510)					19,535,907
	Total Long-Term Investments (cost $69,871,907)					72,335,145

Shares	Description (1)	Coupon				Value

	INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING – 0.4%

	Money Market Funds – 0.4%

310,906	Mount Vernon Securities Lending Trust Prime Portfolio, (6)	0.525%	(5)			$310,906
	Total Investments Purchased with Collateral from Securities Lending (cost $310,906)					310,906

50	Nuveen Investments

Shares	Description (1)	Coupon		Value

	SHORT-TERM INVESTMENTS – 4.2%

	Money Market Funds – 4.2%

3,222,399	First American Treasury Obligations Fund, Class Z	0.171%	(5)	$3,222,399
	Total Short-Term Investments (cost $3,222,399)			3,222,399
	Total Investments (cost $73,405,212) – 99.6%			75,868,450
	Other Assets Less Liabilities – 0.4% (7)			334,754
	Net Assets – 100%			$76,203,204

Investment in Derivatives as of March 31, 2016

Futures Contracts outstanding:

Description	Contract Position	Number of Contracts	Contract Expiration	Notional Amount at Value*	Variation Margin Receivable/ (Payable)	Unrealized Appreciation (Depreciation)
U.S. Treasury 2-Year Note	Short	(28)	6/16	$(6,125,000)	$(2,187)	$(3,255)
U.S. Treasury 5-Year Note	Long	23	6/16	2,786,774	5,031	25,027
U.S. Treasury 10-Year Note	Short	(46)	6/16	(5,997,969)	(17,250)	(47,714)
				$(9,336,195)	$(14,406)	$(25,942)
*	Total aggregate Notional Amount at Value of long and short positions is $2,786,774 and $(12,122,969), respectively.

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Corporate Bonds	$—	$400,580	$—	$400,580
Municipal Bonds	—	2,128,002	—	2,128,002
U.S. Government and Agency Obligations	—	50,270,656	—	50,270,656
Asset-Backed and Mortgage-Backed Securities	—	19,535,907	—	19,535,907
Investments Purchased with Collateral from Securities Lending	310,906	—	—	310,906
Short-Term Investments:
Money Market Funds	3,222,399	—	—	3,222,399
Investments in Derivatives:
Futures Contracts*	(25,942)	—	—	(25,942)
Total	$3,507,363	$72,335,145	$—	$75,842,508
*	Represents net unrealized appreciation (depreciation).

Nuveen Investments	51

Nuveen Intermediate Government Bond Fund (continued)

Portfolio of Investments	March 31, 2016 (Unaudited)

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of March 31, 2016, the cost of investments (excluding investments in derivatives) was $73,405,212.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) as of March 31, 2016, were as follows:

Gross unrealized:
Appreciation	$2,488,697
Depreciation	(25,459)
Net unrealized appreciation (depreciation) of investments	$2,463,238

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(3)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(4)	Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $304,375.

(5)	The rate shown is the annualized seven-day effective yield as of the end of the reporting period.

(6)	The Fund may loan securities representing up to one third of the fair value of its total assets (which includes collateral for securities on loan) to broker-dealers, banks and other institutions. The Fund maintains collateral equal to at least 100% of the fair value of the securities loaned. The cash collateral received by the Fund is invested in this money market fund.

(7)	Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter derivatives as well as the exchange-cleared and exchange-traded derivatives, when applicable.

52	Nuveen Investments

Nuveen Short Term Bond Fund

Portfolio of Investments	March 31, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	LONG-TERM INVESTMENTS – 98.4%

	CORPORATE BONDS – 47.1%

	Airlines – 1.0%

$2,221	American Airlines Pass-Through Trust 2013-2C, 144A	6.000%	1/15/17	BB	$2,264,943

1,402	Delta Air Lines Pass-Through Certificates, Series 2012-1B, 144A	6.875%	5/07/19	BBB	1,472,008

335	Delta Airlines	5.300%	4/15/19	A1	357,965

972	Northwest Airlines Trust Pass-Through Certificates 2007-1	7.027%	11/01/19	A	1,088,186

763	US Airways Pass-Through Trust	7.076%	3/20/21	A	810,945
5,693	Total Airlines				5,994,047

	Auto Components – 0.1%

853	American & Axle Manufacturing Inc., (3)	6.625%	10/15/22	BB–	884,988

	Automobiles – 1.3%

3,135	Daimler Finance NA LLC, 144A	1.875%	1/11/18	A–	3,151,594

2,000	General Motors Financial Company Inc., (3)	3.200%	7/13/20	BBB–	1,996,308

3,000	Volkswagen Group of America Finance LLC, 144A, (3)	1.600%	11/20/17	A3	2,968,743
8,135	Total Automobiles				8,116,645

	Banks – 9.0%

2,250	Abbey National Treasury Services PLC of London	3.050%	8/23/18	A1	2,312,381

5,925	Bank of America Corporation	5.650%	5/01/18	A	6,361,090

3,305	Bank of Nova Scotia	1.375%	12/18/17	Aa3	3,302,997

3,525	BB&T Corporation	1.450%	1/12/18	A+	3,529,107

2,500	Citigroup Inc.	2.150%	7/30/18	A	2,513,068

1,500	Citizens Bank NA	2.500%	3/14/19	A–	1,514,987

2,000	Credit Agricole SA, 144A, (3)	3.000%	10/01/17	A	2,042,906

2,000	Fifth Third Bancorp.	4.500%	6/01/18	A–	2,109,518

7,600	General Electric Capital Corporation	5.625%	5/01/18	AA+	8,330,890

2,000	HSBC USA Inc.	1.625%	1/16/18	AA–	1,996,148

1,600	ING Bank NV, 144A	2.300%	3/22/19	A1	1,617,808

5,780	JPMorgan Chase & Company	1.850%	3/22/19	A+	5,815,420

3,000	KeyCorp.	2.300%	12/13/18	A–	3,018,369

2,000	Nordea Bank AB, 144A	3.125%	3/20/17	AA–	2,037,856

2,000	Societe Generale	2.750%	10/12/17	A	2,025,658

2,000	SunTrust Banks Inc.	2.350%	11/01/18	A–	2,014,190

6,105	Wells Fargo & Company, (3)	2.125%	4/22/19	AA–	6,207,265
55,090	Total Banks				56,749,658

	Beverages – 0.3%

2,000	Heineken NV, 144A	1.400%	10/01/17	BBB+	2,007,484

Nuveen Investments	53

Nuveen Short Term Bond Fund (continued)

Portfolio of Investments	March 31, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Biotechnology – 0.8%

$1,000	Baxalta Inc., 144A	2.000%	6/22/18	BBB+	$992,080

1,665	Biogen Inc.	2.900%	9/15/20	A–	1,714,237

2,320	Celgene Corporation	2.125%	8/15/18	BBB+	2,346,608
4,985	Total Biotechnology				5,052,925

	Capital Markets – 3.2%

2,840	Deutsche Bank AG London	2.500%	2/13/19	A–	2,875,219

5,870	Goldman Sachs Group, Inc.	6.150%	4/01/18	A	6,350,870

4,995	Morgan Stanley	5.950%	12/28/17	A	5,346,233

2,250	Nomura Holdings Incorporated	2.750%	3/19/19	BBB+	2,282,378

3,000	UBS AG Stamford	1.800%	3/26/18	A1	3,010,344
18,955	Total Capital Markets				19,865,044

	Chemicals – 1.9%

2,215	Eastman Chemical Company	2.700%	1/15/20	BBB	2,261,088

2,635	Ecolab Inc.	1.450%	12/08/17	A–	2,628,921

2,000	LyondellBasell Industries NV	5.000%	4/15/19	Baa1	2,137,076

2,000	Petrologistics LP Finance Corporation	6.250%	4/01/20	AA–	2,060,000

2,750	Sherwin-Williams Company	1.350%	12/15/17	A	2,749,585
11,600	Total Chemicals				11,836,670

	Commercial Services & Supplies – 0.5%

1,250	ADT Corporation	4.125%	4/15/19	Ba2	1,318,750

2,000	ERAC USA Finance LLC, 144A	2.800%	11/01/18	BBB+	2,031,034
3,250	Total Commercial Services & Supplies				3,349,784

	Consumer Finance – 1.5%

1,200	Ally Financial Inc.	8.000%	12/31/18	BB	1,305,000

2,750	American Express Company	1.550%	5/22/18	A+	2,740,713

2,200	Capital One Financial Corporation	2.450%	4/24/19	A–	2,223,921

2,000	Ford Motor Credit Company	1.500%	1/17/17	BBB	1,997,492

1,250	Navient Corporation, (3)	5.000%	10/26/20	BB	1,134,375
9,400	Total Consumer Finance				9,401,501

	Diversified Financial Services – 1.4%

2,570	BNP Paribas	2.700%	8/20/18	A1	2,627,676

1,000	Fly Leasing Limited, (3)	6.750%	12/15/20	BB	981,250

1,000	Rabobank Nederland Utrecht	3.375%	1/19/17	Aa2	1,017,900

1,500	Rabobank Nederland	2.250%	1/14/19	Aa2	1,523,241

1,000	Synchrony Financial	1.875%	8/15/17	BBB–	996,989

1,575	Voya Financial Inc.	2.900%	2/15/18	BBB	1,599,441
8,645	Total Diversified Financial Services				8,746,497

54	Nuveen Investments

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Diversified Telecommunication Services – 2.5%

$3,370	AT&T, Inc.	2.400%	3/15/17	A–	$3,409,490

2,300	AT&T, Inc.	1.400%	12/01/17	A–	2,299,616

1,250	Frontier Communications Corporation	8.125%	10/01/18	BB	1,334,375

3,420	SBA Tower Trust, 144A	3.598%	4/15/43	BBB	3,416,901

4,730	Verizon Communications	3.650%	9/14/18	A–	4,980,004
15,070	Total Diversified Telecommunication Services				15,440,386

	Energy Equipment & Services – 0.3%

2,000	Regency Energy Partners Finance	6.500%	7/15/21	BBB–	1,970,000

	Food & Staples Retailing – 1.0%

1,250	Supervalu Inc.	6.750%	6/01/21	B	1,065,625

2,015	Sysco Corporation	2.600%	10/01/20	A3	2,055,161

3,050	Walgreens Boots Alliance, Inc.	1.750%	11/17/17	BBB	3,057,015
6,315	Total Food & Staples Retailing				6,177,801

	Food Products – 1.7%

2,175	Bunge Limited Finance Company, (3)	3.500%	11/24/20	BBB	2,208,069

1,065	Kraft Heinz Foods Company, 144A	2.000%	7/02/18	BBB–	1,075,000

2,500	Mondelez International Inc.	2.250%	2/01/19	Baa1	2,552,893

2,500	Tyson Foods	2.650%	8/15/19	BBB	2,564,458

2,000	Wm. Wrigley Jr. Company, 144A	2.900%	10/21/19	A–	2,054,646
10,240	Total Food Products				10,455,066

	Gas Utilities – 0.4%

1,000	AmeriGas Finance LLC, (3)	6.750%	5/20/20	Ba2	1,025,000

1,300	Ferrellgas LP, (3)	8.625%	6/15/20	B–	1,202,500
2,300	Total Gas Utilities				2,227,500

	Health Care Equipment & Supplies – 0.5%

3,260	Becton Dickinson & Company	1.800%	12/15/17	BBB+	3,273,979

	Health Care Providers & Services – 2.2%

3,000	Aetna Inc.	1.500%	11/15/17	A	3,006,357

3,000	Cardinal Health Inc.	2.400%	11/15/19	A–	3,046,614

1,500	HCA Inc.	4.250%	10/15/19	BBB–	1,545,938

1,300	IASIS Healthcare Capital Corporation	8.375%	5/15/19	CCC+	1,282,125

1,765	UnitedHealth Group Incorporated	3.875%	10/15/20	A+	1,911,070

1,750	Wellpoint Inc.	1.875%	1/15/18	A	1,755,733

1,500	Zoetis Incorporated	1.875%	2/01/18	Baa2	1,498,745
13,815	Total Health Care Providers & Services				14,046,582

	Hotels, Restaurants & Leisure – 0.4%

1,100	International Game Technology	7.500%	6/15/19	BB+	1,196,250

1,250	MGM Resorts International Inc., (3)	6.750%	10/01/20	BB	1,352,500
2,350	Total Hotels, Restaurants & Leisure				2,548,750

Nuveen Investments	55

Nuveen Short Term Bond Fund (continued)

Portfolio of Investments	March 31, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Household Durables – 0.2%

$1,550	William Lyon Homes Incorporated, (3)	8.500%	11/15/20	B–	$1,590,430

	Independent Power & Renewable Electricity Producers – 0.2%

1,300	Dynegy Inc.	6.750%	11/01/19	B+	1,293,500

	Insurance – 1.2%

1,655	Lincoln National Corporation	6.250%	2/15/20	A–	1,849,691

2,700	Prudential Financial Inc.	6.000%	12/01/17	A	2,892,110

1,000	Security Benefit Life Insurance Company, 144A	8.750%	5/15/16	BBB	1,007,950

2,000	Sirius International Group Limited, 144A	6.375%	3/20/17	BBB	2,051,600
7,355	Total Insurance				7,801,351

	Internet Software & Services – 0.4%

2,185	eBay Inc.	2.500%	3/09/18	BBB+	2,220,699

	IT Services – 0.6%

3,490	Visa Inc., (3)	2.200%	12/14/20	A+	3,578,248

	Machinery – 0.1%

500	BlueLine Rental Finance Corporation, 144A	7.000%	2/01/19	B+	460,625

	Media – 2.7%

1,735	21st Century Fox America Inc.	4.500%	2/15/21	BBB+	1,913,547

2,600	British Sky Broadcasting Group PLC, 144A	6.100%	2/15/18	BBB	2,790,973

2,000	CCO Safari II LLC, 144A	3.579%	7/23/20	BBB–	2,044,462

4,000	Comcast Corporation	5.875%	2/15/18	A–	4,345,752

1,600	Discovery Communications Inc.	5.625%	8/15/19	BBB–	1,758,056

1,500	Dish DBS Corporation	4.250%	4/01/18	BB–	1,537,185

1,500	Numericable Group SA, 144A, (3)	4.875%	5/15/19	B+	1,492,500

1,000	Thomson Reuters Corporation	1.300%	2/23/17	BBB+	998,216
15,935	Total Media				16,880,691

	Metals & Mining – 0.9%

1,250	Alcoa Inc.	6.150%	8/15/20	BBB–	1,303,178

1,250	ArcelorMittal	5.500%	2/25/17	BB+	1,267,188

1,500	Nucor Corporation	5.850%	6/01/18	A–	1,614,824

1,735	Rio Tinto Finance USA PLC	1.625%	8/21/17	A–	1,723,844
5,735	Total Metals & Mining				5,909,034

	Multi-Utilities – 0.4%

2,665	Sempra Energy	2.300%	4/01/17	BBB+	2,682,139

	Oil, Gas & Consumable Fuels – 1.8%

1,000	Anadarko Petroleum Corporation	6.375%	9/15/17	BBB	1,047,219

645	Calumet Specialty Products	6.500%	4/15/21	B	457,950

2,000	CNOOC Finance 2014 ULC	1.625%	4/30/17	Aa3	1,995,892

56	Nuveen Investments

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Oil, Gas & Consumable Fuels (continued)

$2,195	Phillips 66	2.950%	5/01/17	A3	$2,235,153

750	Sabine Pass Liquefaction LLC	5.625%	2/01/21	BB+	720,938

1,500	Sinopec Group Overseas Development 2014 Limited, 144A	1.397%	4/10/17	Aa3	1,497,153

1,370	Spectra Energy Partners LP	2.950%	9/25/18	BBB	1,375,572

1,780	SunCor Energy Inc.	6.100%	6/01/18	A–	1,903,092
11,240	Total Oil, Gas & Consumable Fuels				11,232,969

	Paper & Forest Products – 0.2%

1,000	Mercer International Inc.	7.000%	12/01/19	B+	1,005,000

	Pharmaceuticals – 0.6%

3,540	McKesson Corporation	1.292%	3/10/17	BBB+	3,546,542

	Real Estate Investment Trust – 1.6%

2,000	American Tower Company	4.500%	1/15/18	BBB	2,084,216

2,000	First Industrial Realty Trust	5.950%	5/15/17	BBB–	2,082,544

1,145	Gaming and Leisure Products Inc., GLP Capital LP Financing II Inc.	4.375%	11/01/18	BB+	1,176,488

2,605	Realty Income Corporation	2.000%	1/31/18	BBB+	2,615,217

2,000	Ventas Realty LP	2.000%	2/15/18	BBB+	2,002,790
9,750	Total Real Estate Investment Trust				9,961,255

	Software – 1.1%

3,130	CA Inc.	2.875%	8/15/18	BBB+	3,181,683

1,595	Symantec Corporation	2.750%	6/15/17	Baa2	1,601,734

2,000	Total System Services Inc.	2.375%	6/01/18	BBB–	1,997,672
6,725	Total Software				6,781,089

	Specialty Retail – 0.6%

1,625	AutoNation Inc.	6.750%	4/15/18	BBB–	1,744,472

2,020	Hyundai Capital America, 144A	2.400%	10/30/18	A–	2,033,789
3,645	Total Specialty Retail				3,778,261

	Technology Hardware, Storage & Peripherals – 1.6%

2,720	Apple Inc.	2.100%	5/06/19	AA+	2,796,777

1,500	Dell Inc., (3)	5.875%	6/15/19	BB+	1,579,950

1,875	Hewlett Packard Enterprise Co, 144A	2.850%	10/05/18	A–	1,906,793

3,000	International Business Machines Corporation (IBM)	1.800%	5/17/19	AA–	3,032,164

1,000	Seagate HDD Cayman	3.750%	11/15/18	BBB–	995,763
10,095	Total Technology Hardware, Storage & Peripherals				10,311,447

	Tobacco – 1.1%

2,000	BAT International Finance PLC, 144A, (3)	2.125%	6/07/17	A–	2,016,494

1,970	Philip Morris International	1.375%	2/25/19	A	1,976,651

3,000	Reynolds American Inc.	2.300%	8/21/17	BBB–	3,040,329
6,970	Total Tobacco				7,033,474

Nuveen Investments	57

Nuveen Short Term Bond Fund (continued)

Portfolio of Investments	March 31, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Trading Companies & Distributors – 0.2%

$1,500	Air Lease Corporation	2.625%	9/04/18	BBB–	$1,490,745

	Transportation Infrastructure – 0.3%

2,000	Aviation Capital Group Corporation, 144A	2.875%	9/17/18	BBB–	2,008,160

	Wireless Telecommunication Services – 1.3%

2,000	Deutsche Telekom International Finance BV	6.000%	7/08/19	BBB+	2,253,046

1,250	Softbank Corporation, 144A, (3)	4.500%	4/15/20	BB+	1,267,188

1,000	T-Mobile USA Inc.	6.464%	4/28/19	BB	1,020,000

3,480	Vodafone Group PLC	1.500%	2/19/18	BBB+	3,477,061
7,730	Total Wireless Telecommunication Services				8,017,295
$288,866	Total Corporate Bonds (cost $294,824,171)				295,728,261

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	$1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED – 0.5%

	Banks – 0.5%

$3,000	Citigroup Inc.	8.400%	N/A (4)	BB+	$3,292,500
$3,000	Total $1,000 Par (or similar) Institutional Preferred (cost $3,462,446)				3,292,500

Principal Amount (000)	Description (1)	Optional Call Provisions (5)		Ratings (2)	Value

	MUNICIPAL BONDS – 1.9%

	California – 0.2%

$1,015	California State, General Obligation Bonds, Various Purpose Build America Taxable Bond Series 2010, 5.750%, 3/01/17	No Opt. Call		AA–	$1,060,279

	Guam – 0.4%

	Government of Guam, Business Privilege Tax Bonds, Taxable Series 2012B-2:

1,155	2.933%, 1/01/17	No Opt. Call		A	1,155,843

1,190	3.301%, 1/01/18	No Opt. Call		A	1,189,774
2,345	Total Guam				2,345,617

	Massachusetts – 0.5%

2,750	University of Massachusetts Building Authority, Project Revenue Bonds, Senior Series 2014-2, 1.185%, 11/01/17	No Opt. Call		Aa2	2,771,945

	Nevada – 0.4%

2,500	Las Vegas Valley Water District, Nevada, General Obligation Bonds, Refunding Series 2011B, 3.176%, 6/01/17	No Opt. Call		Aa1	2,571,100

	Ohio – 0.2%

1,470	Ohio State, General Obligation Bonds, Higher Education, Build America Bond Series 2010E, 3.328%, 8/01/17 – AGM Insured	No Opt. Call		AA+	1,520,627

	Pennsylvania – 0.2%

1,500	Allentown Neighborhood Improvement Zone Development Authority, Pennsylvania, Tax Revenue Bonds, Taxable Series 2012B, 4.120%, 5/01/16	No Opt. Call		Baa2	1,501,755
$11,580	Total Municipal Bonds (cost $11,642,341)				11,771,323

58	Nuveen Investments

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 4.8%

$6,000	U.S. Treasury Notes	0.875%	11/30/17	Aaa	$6,014,770

14,045	U.S. Treasury Notes	0.750%	12/31/17	Aaa	14,049,944

10,000	U.S. Treasury Notes	1.375%	6/30/18	Aaa	10,134,766
$30,045	Total U.S. Government and Agency Obligations (cost $30,073,204)				30,199,480

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	ASSET-BACKED AND MORTGAGE-BACKED SECURITIES – 44.1%

$554	ACE Securities Corporation, Manufactured Housing Trust Series 2003-MH1, 144A	6.500%	8/15/30	AA	$606,408

3,701	American Homes 4 Rent, Series 2014-SFR1, 144A	1.441%	6/17/31	Aaa	3,628,338

5,170	American Tower Company, 144A	1.551%	3/15/43	Aaa	5,166,185

4,112	AmeriCold LLC Trust, Series 2010, 144A	1.938%	1/14/29	AAA	4,129,289

330	Amortizing Residential Collateral Trust Series 2002-BC4 M1	1.483%	7/25/32	Baa2	317,649

1,892	Amortizing Residential Collateral Trust, Series 2002-BC7	1.193%	10/25/32	Aa1	1,727,524

1,971	Avant Loans Funding Trust, Series 2016-A, 144A	4.110%	5/15/19	N/R	1,969,587

3,000	Barclays Commercial Mortgage, Mortgage Pass-Through Certificates, Series 2015-STP, 144A	4.484%	9/10/28	A–	3,012,745

2,415	BXHTL Mortgage Trust, Series 2015-JWRZ, 144A	1.667%	5/15/29	AAA	2,368,024

3,000	Cabela’s Master Credit Card Trust, Series 2011-A2, 144A	0.966%	2/18/20	AAA	2,998,448

525	California Republic Auto Receivables Trust 2013-2	1.230%	3/15/19	Aaa	524,391

3,250	California Republic Auto Receivables Trust, Series 2015-1	1.330%	4/15/19	AAA	3,247,771

2,458	CAM Mortgage Trust 2015-1, 144A	3.500%	7/15/64	N/R	2,459,799

3,902	Capital Auto Receivables Asset Trust, Asset Backed Notes, Series 2014-1	1.320%	6/20/18	AAA	3,904,424

1,123	Centerpoint Energy Transition Bond Company LLC	0.901%	4/15/18	AAA	1,121,857

116	Citicorp Mortgage Securities I, REMIC Pass-Through Certificates, Series 2007-9	5.500%	12/25/22	Ba1	115,673

249	Citicorp Mortgage Securities Inc., REMIC Pass-Through Certificates, Series 2006-1 5A1	5.500%	2/25/26	Caa1	251,928

1,775	Citigroup Commercial Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2014-388G, 144A	1.486%	6/15/33	AA–	1,727,614

2,000	Colony American Homes Trust 2014-1A, 144A	1.791%	5/17/31	Aa2	1,936,521

2,960	Colony American Homes Trust 2015-1A, 144A	2.391%	7/17/32	A2	2,800,511

6,300	Commercial Mortgage Pass-Through Certificates, Series 2014-SAVA, 144A	2.187%	6/15/34	AA	6,166,785

4,470	Commercial Mortgage Trust 2014-BBG, 144A	1.237%	3/15/29	AAA	4,363,729

3,500	Conns Receivables Funding Trust II, Series 2016-A, 144A	4.680%	4/16/18	BBB	3,501,728

1,115	Consumer Credit Origination Loan Trust, Series 2015-1, 144A	2.820%	3/15/21	Baa1	1,114,803

6,528	Consumers Securitization Funding LLC, Series 2014-A	1.334%	11/01/20	AAA	6,537,014

557	Countrywide Alternative Loan Trust, Mortgage Pass-Through Certificates, Series 2006-19CB	6.000%	8/25/36	Caa3	500,070

620	Countrywide Asset Backed Certificates 2005-3	5.308%	8/25/35	A+	621,997

1,560	Countrywide Asset Backed Certificates, Series 2007-4 A2	5.530%	4/25/47	Caa1	1,737,279

128	Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-2	2.633%	2/25/34	BB+	122,356

Nuveen Investments	59

Nuveen Short Term Bond Fund (continued)

Portfolio of Investments	March 31, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	ASSET-BACKED AND MORTGAGE-BACKED SECURITIES (continued)

$5,188	Credit Suisse Commercial Mortgage Trust, 2015-2, 144A	3.000%	2/25/45	AAA	$5,245,450

4,938	Credit Suisse Commercial Mortgage Trust, Series 2013-6, 144A	2.500%	7/25/28	AAA	4,982,913

427	Credit Suisse First Boston Mortgage Securities Corporation, Mortgage-Backed Pass-Through Certificates, Series 2003-23	5.750%	9/25/33	AA+	445,826

3,036	Credit-Based Asset Servicing and Securitization Pool 2007-SP1, 144A	6.020%	12/25/37	A+	3,165,264

1,730	DBUBS Mortgage Trust, Commercial Mortgage Pass Through Certificates, Series 2011-LC3A	3.642%	8/10/44	Aaa	1,732,203

4,900	Discover Card Execution Note Trust 2012-A6	1.670%	1/18/22	AAA	4,926,115

2,388	DT Auto Owner Trust, Series 2013-1A, 144A	3.740%	5/15/20	AAA	2,402,366

1,135	DT Auto Owner Trust, Series 2014-3A, 144A	0.980%	4/16/18	AAA	1,133,377

5,817	Entergy Arkansas Restoration Funding LLC, Senior Secured Storm Recovery Bonds, Series 2010-A	2.300%	8/01/21	AAA	5,893,909

3,745	Entergy Louisiana Investment Recovery Funding LLC, Series 2011-A	2.040%	9/01/23	AAA	3,767,257

622	Fannie Mae Alternative Credit Enhanced Securities	2.210%	9/25/20	Aaa	631,887

1,892	Fannie Mae Connecticut Avenue Securities , Series 2014-C02	1.383%	5/25/24	BBB–	1,867,777

2,506	Fannie Mae Connecticut Avenue Securities , Series 2014-C04	2.383%	11/25/24	Baa1	2,518,424

569	Fannie Mae Mortgage Interest Strips 366 25, (I/O)	5.000%	9/25/24	Aaa	36,728

87	Fannie Mae Mortgage Pool 433988	2.397%	11/01/25	Aaa	90,237

393	Fannie Mae Mortgage Pool 535363	5.128%	12/01/31	Aaa	418,773

37	Fannie Mae Mortgage Pool 545717	2.687%	5/01/32	Aaa	38,031

3	Fannie Mae Mortgage Pool 545791	2.495%	3/01/32	Aaa	3,475

93	Fannie Mae Mortgage Pool 555369	2.626%	8/01/36	Aaa	97,546

88	Fannie Mae Mortgage Pool 625338	2.327%	6/01/31	Aaa	91,381

110	Fannie Mae Mortgage Pool 634948	2.540%	5/01/32	Aaa	114,985

16	Fannie Mae Mortgage Pool 661645	2.454%	10/01/32	Aaa	16,300

39	Fannie Mae Mortgage Pool 671884	2.490%	12/01/32	Aaa	40,157

794	Fannie Mae Mortgage Pool 725721	2.435%	6/01/34	Aaa	843,552

705	Fannie Mae Mortgage Pool 745922	2.454%	7/01/35	Aaa	744,966

59	Fannie Mae Mortgage Pool 775389	2.635%	4/01/34	Aaa	61,605

723	Fannie Mae Mortgage Pool 795242	2.167%	7/01/34	Aaa	748,074

740	Fannie Mae Mortgage Pool 797182	2.567%	11/01/34	Aaa	776,930

74	Fannie Mae Mortgage Pool 838948	2.053%	8/01/35	Aaa	77,057

525	Fannie Mae Mortgage Pool 838958	2.260%	8/01/35	Aaa	551,369

653	Fannie Mae Mortgage Pool 841068	2.641%	11/01/34	Aaa	688,145

336	Fannie Mae Mortgage Pool 848390	2.188%	12/01/35	Aaa	350,987

357	Fannie Mae Mortgage Pool 886034	2.936%	7/01/36	Aaa	380,778

333	Fannie Mae Mortgage Pool 995949	2.643%	9/01/36	Aaa	353,129

980	Fannie Mae Mortgage Pool AD0486	2.507%	4/01/34	Aaa	1,030,914

916	Fannie Mae Mortgage Pool AD0550	2.462%	8/01/37	Aaa	963,419

60	Nuveen Investments

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	ASSET-BACKED AND MORTGAGE-BACKED SECURITIES (continued)

$1,280	Fannie Mae Mortgage Pool AE0058	2.525%	7/01/36	Aaa	$1,347,251

1,112	Fannie Mae Mortgage Pool AL2720	3.000%	11/01/27	Aaa	1,164,199

18	Fannie Mae Real Estate Mortgage Investment Conduit, Pass-Through Certificates 1992-150 MA	5.500%	9/25/22	Aaa	19,214

359	Fannie Mae Real Estate Mortgage Investment Conduit, Pass-Through Certificates 2004-90 GF	0.733%	11/25/34	Aaa	360,423

468	Fannie Mae REMIC Pass-Through Certificates 2011-6 BA	2.750%	6/25/20	Aaa	474,133

2,465	Fannie Mae, Connecticut Avenue Securities Series 2014-C01	2.033%	1/25/24	A3	2,461,013

3,009	Fannie Mae, Connecticut Avenue Securities, Series 2014-C03	1.633%	7/25/24	BBB–	2,999,853

1,640	FDIC Structures Sale Guaranteed Notes, Series 2010-S1, 144A	3.250%	4/25/38	Aaa	1,698,633

404	FDIC Structures Sale Guaranteed Notes, Series 2010-S1, 144A	0.991%	2/25/48	Aaa	404,384

6	Federal Home Loan Mortgage Corporation, REMIC 1022 J	6.000%	12/15/20	Aaa	5,791

2,500	Fifth Third Auto Trust, Series 2013 A B	1.210%	4/15/19	AAA	2,494,100

394	Ford Credit Auto Owners Trust 2013-B	0.570%	10/15/17	AAA	394,087

311	Freddie Mac Gold Pool 780456	2.472%	5/01/33	Aaa	328,157

626	Freddie Mac Gold Pool 780911	2.526%	10/01/33	Aaa	657,921

723	Freddie Mac Gold Pool 781296	2.498%	3/01/34	Aaa	755,622

169	Freddie Mac Gold Pool 786591	2.644%	12/01/26	Aaa	174,925

91	Freddie Mac Gold Pool 786853	2.385%	10/01/29	Aaa	93,395

107	Freddie Mac Gold Pool 846946	2.485%	1/01/29	Aaa	112,224

31	Freddie Mac Gold Pool 847014	2.360%	5/01/30	Aaa	31,442

66	Freddie Mac Gold Pool 847063	2.667%	10/01/32	Aaa	70,370

547	Freddie Mac Gold Pool 847241	2.449%	10/01/30	Aaa	564,506

779	Freddie Mac Gold Pool 847331	2.480%	8/01/32	Aaa	818,437

59	Freddie Mac Gold Pool 847367	2.341%	6/01/31	Aaa	61,779

289	Freddie Mac Gold Pool 847652	2.436%	9/01/32	Aaa	297,940

1,030	Freddie Mac Gold Pool 848193	2.615%	3/01/36	Aaa	1,084,596

165	Freddie Mac Gold Pool 972055	3.698%	4/01/30	Aaa	174,382

64	Freddie Mac Mortgage Pool, Various M30035	4.500%	4/01/22	Aaa	66,533

1,961	Freddie Mac Mortgage Trust 2013-KF02, 144A	3.433%	12/25/45	AAA	1,938,089

1,000	Freddie Mac Mortgage Trust, Multifamily Mortgage Pass-Through Certificates, Series 2012-K711, 144A	3.562%	8/25/45	Aaa	1,020,268

2,000	Freddie Mac Mortgage Trust, Multifamily Mortgage Pass-Through Certificates, Series 2013-K712, 144A	3.369%	5/25/45	Aaa	2,018,077

531	Freddie Mac Multi-Class Certificates 3780 FE	0.836%	12/15/20	Aaa	534,167

4,075	Freddie Mac MultiFamily Mortgage Trust, Structured Pass-Through Certificates, Series 2012-K501, 144A	3.361%	11/25/46	AAA	4,085,294

2,960	Freddie Mac MultiFamily Mortgage Trust, Structured Pass-Through Certificates, Series 2013-K502, 144A	3.104%	3/25/45	AAA	2,992,094

490	Freddie Mac Non Gold Participation Certificates 1L1462	2.479%	8/01/36	Aaa	514,704

Nuveen Investments	61

Nuveen Short Term Bond Fund (continued)

Portfolio of Investments	March 31, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	ASSET-BACKED AND MORTGAGE-BACKED SECURITIES (continued)

$3,468	GAHR Commercial Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2015-NRF, 144A	1.736%	12/15/16	AAA	$3,438,093

2,500	General Electric Capital Commercial Mortgage Corporation, Commercial Mortgage Pass-Through Certificates, Series 2007-C1	5.606%	12/10/49	Ba3	2,470,955

2,790	General Electric Capital Credit Card Master Trust, Series 2012-6	1.360%	8/17/20	AAA	2,787,822

2,000	Goldman Sachs Mortgage Securities Corporation II, Commercial Mortgage Pass-Through Certificates, Series 2014-GSFL, 144A	2.686%	7/15/31	A–	1,957,593

2,378	Goldman Sachs Mortgage Securities Corporation II, Commercial Mortgage Pass-Through Certificates, Series 2014-GSFL, 144A	1.436%	7/15/31	AAA	2,375,425

1,782	Goldman Sachs Mortgage Securities Corporation II, Commercial Mortgage Pass-Through Certificates, Series 2010-C1, 144A	3.679%	8/10/43	Aaa	1,851,959

1,756	Goldman Sachs Mortgage Securities Corporation, Commercial Mortgage Pass-Through Certificates, Series 2011-GC5	2.999%	8/10/44	Aaa	1,758,225

63	Government National Mortgage Association Pool 8006	1.875%	7/20/22	Aaa	64,985

14	Government National Mortgage Association Pool 80106	1.875%	8/20/27	Aaa	14,733

21	Government National Mortgage Association Pool 80154	1.750%	1/20/28	Aaa	21,342

60	Government National Mortgage Association Pool 80283	1.750%	5/20/29	Aaa	61,307

105	Government National Mortgage Association Pool 80469	2.000%	11/20/30	Aaa	108,668

34	Government National Mortgage Association Pool 80507	1.750%	4/20/31	Aaa	35,260

123	Government National Mortgage Association Pool 80535	1.875%	8/20/31	Aaa	128,464

20	Government National Mortgage Association Pool 80580	1.750%	2/20/32	Aaa	20,312

50	Government National Mortgage Association Pool 8699	1.875%	9/20/25	Aaa	52,114

46	Government National Mortgage Association Pool 8824	2.000%	8/20/21	Aaa	47,649

41	Government National Mortgage Association Pool 8847	1.750%	4/20/26	Aaa	41,767

162	Government National Mortgage Association, Guaranteed REMIC Pass-Through Securities and MX Securities Trust	4.500%	5/16/38	Aaa	166,665

2,025	GP Portfolio Trust 2014-GPP A, 144A	3.186%	2/15/27	BBB–	1,958,819

3,000	Green Tree Agency Advance Funding Trust, Manufactured Housing Contract Pass-Through Certificates, Series 2015-T2, 144A	3.687%	10/15/48	AA	3,002,610

4,500	Greenwich Capital Commercial Funding Corporation, Commercial Mortgage Pass-Through Certificates Series 2007-GG9	5.475%	3/10/39	A	4,567,759

3,100	Huntington Auto Trust, Motor Vehicle Installment Payments, Series 2015-1	1.950%	6/15/21	AA+	3,104,374

2,500	Hyatt Hotel Portfolio Trust, Mortgage Pass-Through Certificate, Series 2015-HYT, 144A	2.141%	11/15/29	AA–	2,435,636

659	IMC Home Mortgage Company, Home Equity Loan Pass-Through Certificates, Series 1998-3	6.720%	8/20/29	AA	673,208

3,994	Impac Secured Assets Corporation, Mortgage Pass-Through Certificates, Series 2006-5 2A	0.633%	12/25/36	Baa2	3,706,866

199	IndyMac INDX Mortgage Loan Trust, Pass-Through Certificates, Series 2005-AR1	2.672%	3/25/35	BBB+	197,875

2,500	Invitation Homes Trust 2013-SFR1, 144A	2.582%	12/17/30	Baa2	2,386,837

4,930	Invitation Homes Trust 2013-SFR1, 144A	1.782%	12/17/30	Aa2	4,799,705

2,500	Invitation Homes Trust 2014-SFR1, 144A	3.041%	6/17/31	Baa2	2,405,377

62	Nuveen Investments

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	ASSET-BACKED AND MORTGAGE-BACKED SECURITIES (continued)

$3,787	Invitation Homes Trust 2014-SFR2, 144A	2.041%	9/17/31	Aa2	$3,692,362

1,983	Invitation Homes Trust 2014-SFR2, 144A	1.541%	9/17/31	Aaa	1,941,724

1,367	Invitation Homes Trust 2014-SFR3, 144A	2.941%	12/17/31	A2	1,338,236

2,000	John Deere Owner Trust, Series 2015-A	1.320%	6/17/19	Aaa	2,001,646

81	JPMorgan Chase Commercial Mortgage Securities Corporation, Commercial Mortgage Pass-Through Certificates, Series 2010-C1, 144A	3.853%	6/15/43	Aaa	80,490

124	JPMorgan Chase Commercial Mortgage Securities Corporation, Commercial Mortgage Pass-Through Certificates, Series 2010-C2 A1, 144A	2.749%	11/15/43	AAA	124,058

2,290	JPMorgan Chase Commercial Mortgage Securities Corporation, Pass-Through Certificates 2006-LDP6	5.565%	4/15/43	A2	2,286,713

4,388	JPMorgan Madison Avenue Securities Trust, Mortgage Pass-Through Certificates, Series 2014-1, 144A	2.683%	11/25/24	BBB–	4,391,999

2,451	Master Resecuritization Trust 2009-1, 144A	6.000%	10/25/36	A	2,541,171

2,750	ML_CFC Commercial Mortgage Trust, Pass-Through Certificates, Series 2007-8	5.864%	8/12/49	BB	2,795,358

19	Mortgage Asset Securitization Transaction Inc., Alternative Loan Trust Mortgage Pass-Through Certificates, Series 2004-13	8.000%	1/25/35	BB	19,118

785	National Credit Union Administration, Guaranteed Notes Series 2011-R1	0.888%	1/08/20	Aaa	784,440

2,400	New Residential Advance Receivable Trust, Series 2015-T2, 144A	3.302%	8/17/48	AAA	2,412,684

3,342	New Residential Mortgage Loan Trust, Mortgage Pass-Through Certificates, Series 2014-2A, 144A	3.750%	5/25/54	AAA	3,438,798

2,106	New Residential Mortgage Loan Trust, Mortgage Pass-Through Certificates, Series 2015-A1, 144A	3.750%	5/28/52	Aaa	2,153,835

3,235	New Residential Mortgage Loan Trust, Mortgage Pass-Through Certificates, Series 2016-1A, 144A	3.750%	3/25/56	AAA	3,336,094

1,977	NLY Commercial Mortgage Trust 2014-FL1, 144A	3.036%	11/15/30	A–	1,968,307

2,350	OMART Receivables Trust, Series 2015-T3, 144A	3.211%	11/15/47	AAA	2,351,866

3,500	Opteum Mortgage Acceptance Corporation, Asset Backed Pass-Through Certificates, Series 2005-1	1.288%	2/25/35	AA–	3,362,061

2,554	PennyMac Loan Trust, Series 2015-NPL1, 144A	4.000%	3/25/55	N/R	2,522,018

353	RBSSP Resecuritization Trust 2009-10, 144A	0.536%	3/26/37	N/R	146,997

1,579	RBSSP Resecuritization Trust 2009-5, 144A	0.936%	8/26/37	BBB	1,483,314

3,351	Santander Drive Auto Receivables Trust, Series 2014-1	1.590%	10/15/18	AAA	3,351,588

3,907	Social Professional Loan Program LLC, Series 2015-C, 144A	2.510%	8/25/33	Aa2	3,850,469

108	Structured Adjustable Rate Mortgage Loan Trust, Mortgage Pass-Through Certificates, Series 2004-11	2.687%	8/25/34	N/R	106,414

2,311	Structured Agency Credit Risk 2014-DN1	1.433%	2/25/24	Aa3	2,309,217

2,962	Structured Agency Credit Risk Debt Notes, 2013-DN2	1.883%	11/25/23	A2	2,963,360

500	Sway Residential Trust, Series 2014-1, 144A	4.741%	1/17/32	N/R	485,743

186	Thornburg Mortgage Securities Trust, Mortgage Loan Pass-Through Certificates, Series 2007-4	6.103%	9/25/37	BBB+	188,473

458	Truman Capital Mortgage Loan Trust, Series 2014-NPL3, 144A	3.125%	4/25/53	N/R	457,630

Nuveen Investments	63

Nuveen Short Term Bond Fund (continued)

Portfolio of Investments	March 31, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	ASSET-BACKED AND MORTGAGE-BACKED SECURITIES (continued)

$77	U.S. Small Business Administration Guaranteed Participating Securities, Participation Certificates, Series 2007-10A	5.459%	2/10/17	Aaa	$80,092

454	UBS-Barclays Commercial Mortgage Trust 2012-C2	1.006%	5/10/63	Aaa	453,973

2,124	US Residential Opportunity Fund Trust, Series 2015-1A, 144A	3.721%	1/27/35	N/R	2,106,307

1,422	Vericrest Opportunity Loan Transferee, Series 2014-NPL8, 144A	3.375%	10/26/54	N/R	1,407,354

1,532	Vericrest Opportunity Loan Transferee, Series 2015-NP10, 144A	3.625%	7/25/45	N/R	1,520,901

1,607	Vericrest Opportunity Loan Transferee, Series 2015-NPL5, 144A	3.500%	3/25/55	N/R	1,578,659

2,140	Volkswagen Auto Loan Enhanced Trust, Series 2014-2	0.950%	4/22/19	AAA	2,122,753

2,720	Vornado DP LLC Commercial Mortgage Credit Tenant Lease Series 2010-VNO, 144A	2.970%	9/13/28	AAA	2,795,896

2,796	Walter Investment Management Company Capital Trust, Series 2012-AA ,144A	4.549%	10/16/50	A	2,809,023

5,465	Wells Fargo Commercial Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2015-LC22	1.639%	9/15/58	Aaa	5,462,026

2,002	Wells Fargo Home Equity Trust, Series 2005-2	0.973%	4/25/35	AA	1,888,270

351	Wells Fargo Mortgage Backed Securities Trust, Mortgage Pass-Through Certificate Series 2007-2	5.750%	3/25/37	Caa2	340,010

789	Wells Fargo Mortgage Backed Securities Trust, Mortgage Pass-Through Certificate Series 2006-AR14	2.743%	10/25/36	Caa2	726,657

17	Wells Fargo Mortgage Backed Securities, 2005-AR16 Class 3A2	2.928%	3/25/35	A+	17,483
$277,984	Total Asset-Backed and Mortgage-Backed Securities (cost $277,968,751)				276,967,747
	Total Long-Term Investments (cost $617,970,913)				617,959,311

Shares	Description (1)	Coupon			Value

	INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING – 3.2%

	Money Market Funds – 3.2%

20,329,880	Mount Vernon Securities Lending Trust Prime Portfolio, (7)	0.525% (6)			$20,329,880
	Total Investments Purchased with Collateral from Securities Lending (cost $20,329,880)				20,329,880

Shares	Description (1)	Coupon			Value

	SHORT-TERM INVESTMENTS – 1.1%

	Money Market Funds – 1.1%

6,817,569	First American Treasury Obligations Fund, Class Z	0.171% (6)			$6,817,569
	Total Short-Term Investments (cost $6,817,569)				6,817,569
	Total Investments (cost $645,118,362) – 102.7%				645,106,760
	Other Assets Less Liabilities – (2.7)% (8)				(16,995,558)
	Net Assets – 100%				$628,111,202

Investments in Derivatives as of March 31, 2016

Futures Contracts outstanding:

Description	Contract Position	Number of Contracts	Contract Expiration	Notional Amount at Value	Variation Margin Receivable/ (Payable)	Unrealized Appreciation (Depreciation)
U.S. Treasury 5-year Note	Short	(335)	6/16	$(40,589,961)	$(73,281)	$(799)

64	Nuveen Investments

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Corporate Bonds	$—	$295,728,261	$—	$295,728,261
$1,000 Par (or similar) Institutional Preferred	—	3,292,500	—	3,292,500
Municipal Bonds	—	11,771,323	—	11,771,323
U.S. Government and Agency Obligations	—	30,199,480	—	30,199,480
Asset-Backed and Mortgage-Backed Securities	—	276,967,747	—	276,967,747
Investments Purchased with Collateral from Securities Lending	20,329,880	—	—	20,329,880
Short-Term Investments:
Money Market Funds	6,817,569	—	—	6,817,569
Investments in Derivatives:
Futures Contracts*	(799)	—	—	(799)
Total	$27,146,650	$617,959,311	$—	$645,105,961
*	Represents net unrealized appreciation (depreciation).

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of March 31, 2016, the cost of investments (excluding investments in derivatives) was $645,118,362.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) as of March 31, 2016, were as follows:

Gross unrealized:
Appreciation	$4,212,414
Depreciation	(4,224,016)
Net unrealized appreciation (depreciation) of investments	$(11,602)

Nuveen Investments	65

Nuveen Short Term Bond Fund (continued)

Portfolio of Investments	March 31, 2016 (Unaudited)

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(3)	Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $19,634,976.

(4)	Perpetual security. Maturity date is not applicable.

(5)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(6)	The rate shown is the annualized seven-day effective yield as of the end of the reporting period.

(7)	The Fund may loan securities representing up to one third of the fair value of its total assets (which includes collateral for securities on loan) to broker-dealers, banks and other institutions. The Fund maintains collateral equal to at least 100% of the fair value of the securities loaned. The cash collateral received by the Fund is invested in this money market fund.

(8)	Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter derivatives as well as the exchange-cleared and exchange-traded derivatives, when applicable.

(I/O)	Interest only security.

144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

66	Nuveen Investments

Nuveen Strategic Income Fund

Portfolio of Investments	March 31, 2016 (Unaudited)

Shares	Description (1)				Value

	LONG-TERM INVESTMENTS – 97.9%

	COMMON STOCKS – 0.0%

	Building Products – 0.0%

50	Dayton Superior Class A, (2), (3)				$2,839

55	Dayton Superior Class 1, (2), (3)				3,154
	Total Building Products				5,993
	Total Common Stocks (cost $20,079)				5,993

Shares	Description (1)	Coupon		Ratings (4)	Value

	CONVERTIBLE PREFERRED SECURITIES – 0.1%

	Electric Utilities – 0.1%

15,000	Exelon Corporation	6.500%		BB+	$738,450

	Independent Power & Renewable Electricity Producers – 0.0%

7,500	Dynegy Inc., (5)	5.375%		N/R	401,250
	Total Convertible Preferred Securities (cost $1,488,400)				1,139,700

Principal Amount (000)	Description (1)	Coupon (7)	Maturity (6)	Ratings (4)	Value

	VARIABLE RATE SENIOR LOAN INTERESTS – 1.5% (7)

	Auto Components – 0.4%

$983	Cooper-Standard Automotive Inc., Term Loan B	4.000%	3/28/21	BB–	$976,053

1,970	Crowne Group LLC, First Lien Term Loan B	6.000%	9/29/20	B	1,891,200
2,953	Total Auto Components				2,867,253

	Diversified Financial Services – 0.1%

995	Jill Acquisition LLC, First Lien Term Loan B	6.000%	5/08/22	B	950,225

	Health Care Equipment & Supplies – 0.1%

988	Surgery Center Holdings Inc., First Lien Term Loan	5.250%	7/24/20	B	977,625

	Hotels, Restaurants & Leisure – 0.5%

1,970	Amaya BV, First Lien Term Loan	5.000%	7/29/21	BB	1,823,339

1,488	Life Time Fitness, First Lien Term Loan B	4.250%	6/03/22	BB–	1,474,793

978	Rock Ohio Caesar LLC, Term Loan B	5.000%	3/29/19	B+	948,175
4,436	Total Hotels, Restaurants & Leisure				4,246,307

	Independent Power & Renewable Electricity Producers – 0.1%

65	Empire Generating Company LLC, Term Loan C	5.250%	3/13/21	B+	56,087

889	Empire Generating Company LLC	5.250%	3/13/21	B+	764,726
954	Total Independent Power & Renewable Electricity Producers				820,813

Nuveen Investments	67

Nuveen Strategic Income Fund (continued)

Portfolio of Investments	March 31, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Coupon (7)	Maturity (6)	Ratings (4)	Value

	Oil, Gas & Consumable Fuels – 0.1%

$977	Arch Coal Inc., Term Loan B	6.250%	5/16/18	C	$348,884

2,000	Samson Investment Company Second Lien Term Loan, (8)	5.000%	9/25/18	N/R	35,000
2,977	Total Oil, Gas & Consumable Fuels				383,884

	Professional Services – 0.2%

1,000	Sedgwick Claims Management Service Inc., Second Lien Term Loan	6.750%	2/28/22	CCC+	930,000

1,000	Sedgwick Claims Management Service Inc., Second Lien Term Loan	6.750%	2/28/22	CCC+	930,000
2,000	Total Professional Services				1,860,000
$15,303	Total Variable Rate Senior Loan Interests (cost $15,192,905)				12,106,107

Shares	Description (1)	Coupon		Ratings (4)	Value

	$25 PAR (OR SIMILAR) RETAIL PREFERRED – 0.6%

	Banks – 0.5%

20,600	AgriBank FCB, (9)	6.875%		BBB+	$2,183,600

20,000	Cobank Agricultural Credit Bank, (9)	6.200%		BBB+	2,033,126
	Total Banks				4,216,726

	Multi-Utilities – 0.1%

5,000	Dominion Resources Inc.	6.375%		Baa3	251,500
	Total $25 Par (or similar) Retail Preferred (cost $4,315,000)				4,468,226

Principal Amount (000) (10)	Description (1)	Coupon	Maturity	Ratings (4)	Value

	CORPORATE BONDS – 75.2%

	Aerospace & Defense – 1.2%

$2,785	BAE Systems Holdings, 144A	3.850%	12/15/25	BBB+	$2,866,999

1,000	Bombardier Inc., 144A	7.500%	3/15/18	B	985,000

1,140	Exelis, Inc.	5.550%	10/01/21	BBB–	1,271,414

3,000	Martin Marietta Materials	4.250%	7/02/24	BBB	3,024,858

1,500	Triumph Group Inc., (5)	4.875%	4/01/21	Ba3	1,361,100
	Total Aerospace & Defense				9,509,371

	Air Freight & Logistics – 0.1%

1,200	XPO Logistics, Inc., 144A, (5)	6.500%	6/15/22	B2	1,165,500

	Airlines – 0.9%

2,000	American Airlines Group Inc., 144A	4.625%	3/01/20	BB–	1,960,000

1,641	American Airlines Inc., Pass-Through Trust 2013-2B, 144A	5.600%	7/15/20	BBB–	1,657,120

2,851	Northwest Airlines Trust Pass-Through Certificates 2007-1	7.027%	11/01/19	A	3,193,053

1,500	VistaJet Malta Finance PLC, 144A	7.750%	6/01/20	B	663,750
	Total Airlines				7,473,923

68	Nuveen Investments

Principal Amount (000) (10)	Description (1)	Coupon	Maturity	Ratings (4)	Value

	Auto Components – 0.5%

$1,575	American & Axle Manufacturing Inc., (5)	6.625%	10/15/22	BB–	$1,634,063

1,580	Tenneco Inc., (5)	5.375%	12/15/24	BB+	1,623,450

1,000	Tupy S/A, 144A	6.625%	7/17/24	BB	930,000
	Total Auto Components				4,187,513

	Automobiles – 0.8%

3,000	General Motors Corporation	4.000%	4/01/25	BBB–	2,926,821

3,240	General Motors Financial Company Inc.	4.250%	5/15/23	BBB–	3,259,320
	Total Automobiles				6,186,141

	Banks – 9.1%

1,000	Bancolombia SA	5.950%	6/03/21	BBB+	1,081,250

6,520	Bank of America Corporation, (5)	4.000%	4/01/24	A	6,841,866

4,210	Bank of America Corporation	4.200%	8/26/24	A–	4,286,138

6,100	Bank of America Corporation	4.450%	3/03/26	A–	6,298,677

4,025	Bank of America Corporation	4.250%	10/22/26	A–	4,093,010

2,700	Barclays Bank PLC	3.650%	3/16/25	A	2,531,674

1,760	CIT Group Inc.	5.000%	8/01/23	BB+	1,768,800

5,710	Citigroup Inc.	3.750%	6/16/24	A	5,916,719

1,610	Citigroup Inc.	3.300%	4/27/25	A	1,614,758

6,000	Citigroup Inc.	4.300%	11/20/26	A–	5,973,942

2,880	Citigroup Inc.	4.450%	9/29/27	A–	2,899,452

3,465	GE Capital International Funding CO, 144A	4.418%	11/15/35	AA+	3,750,114

2,360	HSBC Holdings PLC	6.800%	6/01/38	A+	2,855,735

3,605	JPMorgan Chase & Company	3.375%	5/01/23	A	3,621,208

3,000	JPMorgan Chase & Company	3.875%	9/10/24	A	3,073,221

2,280	JPMorgan Chase & Company	6.400%	5/15/38	A+	3,029,160

1,250	Popular Inc.	7.000%	7/01/19	BB–	1,215,625

1,220	Royal Bank of Scotland Group PLC	6.100%	6/10/23	BBB	1,249,938

3,335	Santander UK PLC, 144A	5.000%	11/07/23	A–	3,384,712

2,485	Societe Generale, 144A	5.000%	1/17/24	A–	2,538,892

1,960	Standard Chartered PLC, 144A	5.700%	3/26/44	A	1,764,651

4,500	Wells Fargo & Company	4.100%	6/03/26	A+	4,711,104
	Total Banks				74,500,646

	Beverages – 0.6%

1,250	Andalou Efes Biracilik ve Malt Sanayii AS, 144A	3.375%	11/01/22	BBB–	1,096,075

1,350	Constellation Brands Inc.	4.250%	5/01/23	BB+	1,380,375

2,000	DS Services of America, Inc., 144A	10.000%	9/01/21	BB–	2,260,000
	Total Beverages				4,736,450

Nuveen Investments	69

Nuveen Strategic Income Fund (continued)

Portfolio of Investments	March 31, 2016 (Unaudited)

Principal Amount (000) (10)		Description (1)	Coupon	Maturity	Ratings (4)	Value

		Building Products – 1.0%

$1,500		Builders FirstSource, Inc., 144A	7.625%	6/01/21	B+	$1,558,110

1,500		Hardwoods Acquisition Inc., 144A	7.500%	8/01/21	B	1,020,000

1,080		Masco Corporation	5.950%	3/15/22	BBB	1,188,000

1,500		NCI Building Systems, Inc., 144A	8.250%	1/15/23	BB–	1,578,750

2,740		Owens Corning Incorporated	4.200%	12/15/22	BBB–	2,777,538
		Total Building Products				8,122,398

		Capital Markets – 4.7%

900		Goldman Sachs Group, Inc., (5)	5.750%	1/24/22	A	1,038,862

14,800		Goldman Sachs Group, Inc.	4.000%	3/03/24	A	15,524,046

1,920		Goldman Sachs Group, Inc.	4.250%	10/21/25	A–	1,951,642

9,295		Morgan Stanley	4.000%	7/23/25	A	9,723,462

10,500		Morgan Stanley, (5)	3.950%	4/23/27	A–	10,516,412
		Total Capital Markets				38,754,424

		Chemicals – 2.3%

3,000		Agrium Inc.	3.375%	3/15/25	BBB	2,888,598

2,125		Braskem Finance Limited, 144A	5.750%	4/15/21	BBB–	2,029,375

2,000		Chemours Co, 144A, (5)	6.625%	5/15/23	BB–	1,630,000

1,450		Hexion Inc., (5)	6.625%	4/15/20	B3	1,203,500

1,600		Huntsman International LLC, (5)	4.875%	11/15/20	B1	1,584,000

2,000		Momentive Performance Materials Inc., (3), (8)	8.875%	10/15/20	N/R	—

2,000		Momentive Performance Materials Inc.	3.880%	10/24/21	B	1,445,000

1,500		NOVA Chemicals Corporation, 144A, (5)	5.250%	8/01/23	BBB–	1,466,250

1,350		NOVA Chemicals Corporation, 144A	5.000%	5/01/25	BBB–	1,312,875

1,000		Office Cherifien Des Phosphates SA, 144A	5.625%	4/25/24	BBB–	1,039,800

1,800		Platform Specialty Products Corporation, 144A, (5)	6.500%	2/01/22	B+	1,518,750

1,605		PolyOne Corporation	5.250%	3/15/23	BB–	1,596,975

715		Rayonier AM Products Inc., 144A	5.500%	6/01/24	BB–	586,300

1,055		Tronox Finance LLC, (5)	6.375%	8/15/20	B+	812,350
		Total Chemicals				19,113,773

		Commercial Services & Supplies – 1.4%

1,995		ABX Group Inc., (5)	6.375%	12/01/19	Ba3	2,000,985

1,000		ADS Waste Holdings Inc.	8.250%	10/01/20	CCC+	1,019,900

1,290		ADT Corporation, (5)	6.250%	10/15/21	BB+	1,296,450

1,200		Casella Waste Systems Inc., (5)	7.750%	2/15/19	B	1,217,250

1,220		Covanta Energy Corporation, Synthetic Letter of Credit	6.375%	10/01/22	Ba3	1,220,000

2,000		ERAC USA Finance LLC, 144A, (5)	3.850%	11/15/24	BBB+	2,091,660

550	CAD	GFL Environmental Corporation, 144A	7.500%	6/18/18	B	423,484

70	Nuveen Investments

Principal Amount (000) (10)		Description (1)	Coupon	Maturity	Ratings (4)	Value

		Commercial Services & Supplies (continued)

$1,065		NES Rental Holdings Inc., 144A	7.875%	5/01/18	B–	$979,800

800		R.R. Donnelley & Sons Company	7.625%	6/15/20	BB–	806,000
		Total Commercial Services & Supplies				11,055,529

		Construction & Engineering – 0.2%

1,450		AECOM Technology Corporation	5.750%	10/15/22	BB–	1,504,375

500		Boart Longyear Management Pty Ltd, 144A	7.000%	4/01/21	CCC+	175,000
		Total Construction & Engineering				1,679,375

		Construction Materials – 0.7%

1,000		Cemex Finance LLC, 144A	9.375%	10/12/22	BB–	1,106,250

1,500		Cemex SAB de CV, 144A, (5)	5.700%	1/11/25	BB–	1,390,500

1,000		Norbord Inc., 144A	5.375%	12/01/20	Ba2	998,750

2,000		Reliance Intermediate Holdings LP, 144A, (5)	6.500%	4/01/23	BB–	2,057,500
		Total Construction Materials				5,553,000

		Consumer Finance – 2.1%

3,938		Capital One Bank	3.375%	2/15/23	Baa1	3,969,571

750		Credit Acceptance Corporation	7.375%	3/15/23	BB	714,375

3,500		Discover Bank	4.250%	3/13/26	BBB+	3,519,541

3,215		Discover Financial Services	5.200%	4/27/22	BBB+	3,438,677

1,500		First Data Corporation, 144A, (5)	7.000%	12/01/23	B	1,515,000

3,445		Ford Motor Credit Company, (5)	4.250%	9/20/22	BBB	3,686,894
		Total Consumer Finance				16,844,058

		Containers & Packaging – 1.2%

1,631		Ardagh Finance Holdings SA, 144A	8.625%	6/15/19	CCC+	1,574,141

2,100	CAD	Cascades Inc., 144A	5.500%	7/15/21	Ba3	1,550,451

2,385		Packaging Corporation of America	3.650%	9/15/24	BBB	2,366,500

1,500		PaperWorks Industries Inc., 144A	9.500%	8/15/19	B–	1,320,000

2,640		Rock-Tenn Company	4.900%	3/01/22	BBB	2,837,221
		Total Containers & Packaging				9,648,313

		Diversified Consumer Services – 0.0%

500		Gibson Brands Inc., 144A	8.875%	8/01/18	CCC+	290,000

		Diversified Financial Services – 2.4%

5,465		BNP Paribas, (5)	4.250%	10/15/24	A	5,534,050

2,445		BNP Paribas, 144A, (5)	7.625%	3/30/66	BBB–	2,457,225

750		CNG Holdings Inc., 144A	9.375%	5/15/20	B–	326,250

1,650		Fly Leasing Limited	6.750%	12/15/20	BB	1,619,063

1,750		James Hardie International Finance Limited, 144A	5.875%	2/15/23	BBB–	1,767,500

1,500	EUR	Lincoln Finance LTD, 144A	6.875%	4/15/21	BB+	1,770,861

Nuveen Investments	71

Nuveen Strategic Income Fund (continued)

Portfolio of Investments	March 31, 2016 (Unaudited)

Principal Amount (000) (10)	Description (1)	Coupon	Maturity	Ratings (4)	Value

	Diversified Financial Services (continued)

$1,745	Nationstar Mortgage LLC Capital Corporation, (5)	7.875%	10/01/20	B+	$1,670,837

1,000	NewStar Financial, Inc.	7.250%	5/01/20	BB–	900,000

3,705	Synchrony Financial	4.250%	8/15/24	BBB–	3,761,160
	Total Diversified Financial Services				19,806,946

	Diversified Telecommunication Services – 3.4%

3,335	AT&T, Inc.	3.800%	3/15/22	A–	3,516,221

1,250	AT&T, Inc.	5.550%	8/15/41	A–	1,340,086

1,000	CenturyLink Inc., (5)	6.750%	12/01/23	BB+	972,500

600	CyrusOne LP Finance	6.375%	11/15/22	B+	622,500

2,500	Frontier Communications Corporation, 144A, (5)	11.000%	9/15/25	BB	2,512,500

2,240	Frontier Communications Corporation	8.500%	4/15/20	BB	2,298,800

2,750	GCI Inc.	6.875%	4/15/25	BB–	2,805,000

900	IntelSat Jackson Holdings	7.500%	4/01/21	CCC	571,500

1,000	IntelSat Jackson Holdings	6.625%	12/15/22	Caa3	535,000

1,000	Level 3 Financing Inc.	5.375%	8/15/22	BB	1,015,510

2,500	Neptune Finco Corporation, 144A, (5)	10.125%	1/15/23	B2	2,675,000

2,360	Qwest Corporation	6.750%	12/01/21	BBB–	2,537,000

3,540	Verizon Communications	5.150%	9/15/23	A–	4,087,373

1,165	Verizon Communications	3.500%	11/01/24	A–	1,222,831

700	Verizon Communications	6.550%	9/15/43	A–	920,750

500	Windstream Corporation, (5)	7.500%	4/01/23	BB–	377,500
	Total Diversified Telecommunication Services				28,010,071

	Electric Utilities – 0.9%

2,600	Eskom Holdings Limited, 144A	7.125%	2/11/25	BB+	2,401,412

2,615	FirstEnergy Transmission LLC, 144A	4.350%	1/15/25	Baa3	2,727,113

1,250	Intergen NV, 144A	7.000%	6/30/23	B+	853,125

1,000	RJS Power Holdings LLC, 144A	4.625%	7/15/19	B+	867,500

800	Talen Energy Supply LLC, (5)	6.500%	6/01/25	B+	664,000
	Total Electric Utilities				7,513,150

	Electronic Equipment, Instruments & Components – 0.2%

1,400	Anixter Inc.	5.125%	10/01/21	BB+	1,407,000

	Energy Equipment & Services – 1.5%

1,985	Diamond Offshore Drilling Inc.	5.700%	10/15/39	BBB+	1,364,237

1,890	Ensco PLC	4.700%	3/15/21	BBB	1,315,251

1,500	Ensco PLC	5.200%	3/15/25	BBB	841,875

500	McDermott International Inc., 144A	8.000%	5/01/21	BB–	391,250

1,835	Nabors Industries Inc.	4.625%	9/15/21	BBB–	1,557,713

72	Nuveen Investments

Principal Amount (000) (10)		Description (1)	Coupon	Maturity	Ratings (4)	Value

		Energy Equipment & Services (continued)

$2,430		Noble Holding International Limited, GDR	5.950%	4/01/25	BBB	$1,579,500

2,000		Origin Energy Finance Limited, 144A	3.500%	10/09/18	BBB–	1,895,190

750		Pacific Drilling V Limited, 144A	7.250%	12/01/17	B	275,625

2,750		Regency Energy Partners Finance	5.000%	10/01/22	BBB-	2,585,781
		Total Energy Equipment & Services				11,806,422

		Food & Staples Retailing – 1.1%

1,750		Supervalu Inc., (5)	7.750%	11/15/22	B	1,483,125

2,475		Sysco Corporation, (WI/DD)	3.300%	7/15/26	A3	2,504,044

2,000		Tops Holding LLC / Tops Markets II Corporation, 144A	8.000%	6/15/22	B	1,850,000

3,000		Walgreens Boots Alliance, Inc., (5)	3.800%	11/18/24	BBB	3,088,260
		Total Food & Staples Retailing				8,925,429

		Food Products – 1.2%

1,500		BRF Brasil Foods SA, 144A	4.750%	5/22/24	BBB	1,417,500

2,000		Grupo Bimbo SAB de CV, 144A	3.875%	6/27/24	BBB	2,010,362

3,000		Kellogg Company	4.500%	4/01/46	BBB	3,072,357

1,295		Pilgrim’s Pride Corporation, 144A, (5)	5.750%	3/15/25	BB+	1,299,856

2,000		Tyson Foods, (5)	3.950%	8/15/24	BBB	2,132,958
		Total Food Products				9,933,033

		Gas Utilities – 0.2%

1,250		Suburban Propane Partners LP	5.500%	6/01/24	BB–	1,206,250

		Health Care Equipment & Supplies – 0.4%

400	EUR	Ephios Bondco PLC, 144A	6.250%	7/01/22	B+	481,257

1,375		GreatBatch Limited, 144A	9.125%	11/01/23	B–	1,362,969

1,000		Tenet Healthcare Corporation	4.375%	10/01/21	Ba2	1,002,500
		Total Health Care Equipment & Supplies				2,846,726

		Health Care Providers & Services – 0.8%

2,000		Community Health Systems, Inc., (5)	6.875%	2/01/22	B+	1,805,000

1,250		HCA Inc.	5.375%	2/01/25	BB	1,263,675

1,750		Kindred Healthcare Inc.	6.375%	4/15/22	B2	1,577,188

1,000		Mednax Inc., 144A	5.250%	12/01/23	BBB–	1,040,000

1,250		Select Medical Corporation, (5)	6.375%	6/01/21	B–	1,181,250
		Total Health Care Providers & Services				6,867,113

		Hotels, Restaurants & Leisure – 1.2%

1,500		1011778 BC ULC/New Red Finance Inc., 144A	6.000%	4/01/22	B–	1,560,000

1,550		Caesars Entertainment Resort Properties LLC, (5)	8.000%	10/01/20	B+	1,517,450

750		Caesars Growth Properties Holdings LLC / Caesars Growth Properties Finance Inc.	9.375%	5/01/22	B–	586,500

Nuveen Investments	73

Nuveen Strategic Income Fund (continued)

Portfolio of Investments	March 31, 2016 (Unaudited)

Principal Amount (000) (10)	Description (1)	Coupon	Maturity	Ratings (4)	Value

	Hotels, Restaurants & Leisure (continued)

$1,100	International Game Technology PLC, 144A	6.250%	2/15/22	BB+	$1,119,250

2,000	Roc Finance LLC and Roc Finance 1 Corporation, 144A	12.125%	9/01/18	B–	2,072,500

1,500	Scientific Games Corporation, 144A, (5)	7.000%	1/01/22	BB–	1,530,000

1,450	Wynn Macau Limited, 144A, (5)	5.250%	10/15/21	BB	1,366,625
	Total Hotels, Restaurants & Leisure				9,752,325

	Household Durables – 1.8%

1,875	Brookfield Residential Properties Inc., 144A	6.500%	12/15/20	BB–	1,790,625

1,000	CalAtlantic Group Inc.	5.875%	11/15/24	BB	1,052,500

2,940	Harman International Industries, Inc.	4.150%	5/15/25	BBB–	2,904,826

1,750	KB Home, (5)	7.000%	12/15/21	B+	1,750,000

1,000	KB Home	7.625%	5/15/23	B+	992,500

2,505	Newell Rubbermaid Inc.	4.200%	4/01/26	BBB–	2,619,979

1,350	RSI Home Products Incorporated, 144A	6.500%	3/15/23	B+	1,407,375

1,990	William Lyon Homes Incorporated, (5)	8.500%	11/15/20	B–	2,041,907
	Total Household Durables				14,559,712

	Household Products – 0.4%

1,300	Kimberly-Clark de Mexico, S.A.B. de C.V, 144A	3.250%	3/12/25	A	1,294,948

2,000	Macys Retail Holdings Inc.	4.500%	12/15/34	BBB+	1,624,332
	Total Household Products				2,919,280

	Independent Power & Renewable Electricity Producers – 1.4%

3,700	AES Corporation, (5)	7.375%	7/01/21	BB	4,144,000

1,000	Columbia Pipeline Group, Inc., 144A	4.500%	6/01/25	Baa2	993,152

1,250	Dynegy Inc.	6.750%	11/01/19	B+	1,243,750

2,000	Dynegy Inc., (5)	7.625%	11/01/24	B+	1,815,000

1,395	GenOn Energy Inc.	9.500%	10/15/18	B–	1,018,350

1,500	GenOn Energy Inc.	9.875%	10/15/20	B–	967,500

1,500	NRG Energy Inc.	6.625%	3/15/23	BB–	1,399,215
	Total Independent Power & Renewable Electricity Producers				11,580,967

	Industrial Conglomerates – 0.2%

1,000	Alfa SAB de CV, 144A, (5)	5.250%	3/25/24	BBB–	1,050,000

1,000	Stena AB, 144A	7.000%	2/01/24	BB	828,750
	Total Industrial Conglomerates				1,878,750

	Insurance – 3.0%

2,475	AFLAC Insurance	6.450%	8/15/40	A–	3,094,745

3,000	Fairfax US Inc., 144A	4.875%	8/13/24	BBB–	2,988,540

3,255	Genworth Holdings Inc.	4.800%	2/15/24	Ba3	2,384,287

3,370	Liberty Mutual Group Inc., 144A	4.950%	5/01/22	BBB	3,670,119

74	Nuveen Investments

Principal Amount (000) (10)	Description (1)	Coupon	Maturity	Ratings (4)	Value

	Insurance (continued)

$2,498	Lincoln National Corporation	4.200%	3/15/22	A–	$2,625,328

3,015	Symetra Financial Corporation	4.250%	7/15/24	Baa1	3,070,434

1,830	UnumProvident Corporation	5.625%	9/15/20	BBB	2,022,018

4,790	XLIT Limited	4.450%	3/31/25	BBB	4,745,051
	Total Insurance				24,600,522

	Internet Software & Services – 0.5%

1,250	Earthlink Inc.	7.375%	6/01/20	Ba3	1,293,750

2,865	eBay Inc.	3.800%	3/09/22	BBB+	2,950,973
	Total Internet Software & Services				4,244,723

	IT Services – 0.2%

1,730	Zayo Group LLC / Zayo Capital Inc.	6.000%	4/01/23	B–	1,726,748

	Machinery – 1.2%

1,500	BlueLine Rental Finance Corporation, 144A	7.000%	2/01/19	B+	1,381,875

1,260	CTP Transportation Products LLC-Finance Inc., 144A	8.250%	12/15/19	B	1,241,100

2,015	Ingersoll-Rand Luxembourg Finance SA	3.550%	11/01/24	BBB	2,064,644

3,280	Pentair Finance SA	4.650%	9/15/25	BBB–	3,372,909

1,640	Terex Corporation	6.000%	5/15/21	BB	1,586,700
	Total Machinery				9,647,228

	Marine – 0.4%

1,900	Eletson Holdings Inc., 144A	9.625%	1/15/22	B+	1,482,000

1,340	Navios Maritime Acquisition Corporation, 144A	8.125%	11/15/21	BB–	887,750

820	Navios South American Logistics Inc., Finance US Inc., 144A	7.250%	5/01/22	B2	528,900
	Total Marine				2,898,650

	Media – 5.2%

2,750	21st Century Fox America Inc.	6.650%	11/15/37	BBB+	3,424,900

1,500	Altice S.A, 144A	7.750%	5/15/22	B	1,476,120

2,260	CBS Corporation	4.000%	1/15/26	BBB	2,361,634

4,310	CCO Safari II LLC, 144A	4.908%	7/23/25	BBB–	4,547,942

1,175	Cequel Communication Holdings I, 144A	5.125%	12/15/21	B–	1,095,687

740	Charter Communications, CCO Holdings LLC	5.125%	2/15/23	BB–	754,800

1,000	Clear Channel Communications, Inc.	11.250%	3/01/21	Caa1	700,000

1,790	Comcast Corporation	6.400%	5/15/38	A–	2,384,676

3,000	Cox Communications Inc., 144A	3.850%	2/01/25	BBB+	2,895,102

1,500	CSC Holdings Inc., (5)	8.625%	2/15/19	BB	1,650,000

1,590	Dish DBS Corporation	5.875%	11/15/24	BB–	1,456,837

1,000	Lamar Media Corporation, 144A	5.750%	2/01/26	Ba1	1,050,000

1,500	Lee Enterprises Inc., 144A, (5)	9.500%	3/15/22	B2	1,475,625

Nuveen Investments	75

Nuveen Strategic Income Fund (continued)

Portfolio of Investments	March 31, 2016 (Unaudited)

Principal Amount (000) (10)		Description (1)	Coupon	Maturity	Ratings (4)	Value

		Media (continued)

$1,000		Midcontinent Communications Finance Company, 144A, (5)	6.250%	8/01/21	B	$1,030,000

2,006		Numericable Group SA, 144A	6.000%	5/15/22	B+	1,955,850

1,750		Radio One Inc., 144A	7.375%	10/15/22	B	1,575,000

1,310		Sinclair Television Group, (5)	6.375%	11/01/21	B+	1,382,050

1,000		Sirius XM Radio Inc., 144A, (5)	5.750%	8/01/21	BB	1,046,250

2,805		Time Warner Inc.	3.875%	1/15/26	BBB+	2,942,953

1,750		Tribune Media Company, 144A, (5)	5.875%	7/15/22	BB–	1,706,250

750		Unitymedia KabelBW GmbH, 144A	6.125%	1/15/25	B	780,469

1,750	CAD	Videotron Limited, 144A	5.625%	6/15/25	BB	1,350,252

2,000		VTR Finance BV, 144A	6.875%	1/15/24	B+	1,960,600

1,750		WMG Acquisition Group, 144A	6.000%	1/15/21	B1	1,789,375
		Total Media				42,792,372

		Metals & Mining – 2.9%

1,500		AK Steel Corporation, (5)	8.750%	12/01/18	B+	1,440,000

500		AK Steel Corporation	7.625%	10/01/21	CCC+	285,000

1,400		Alcoa Inc., (5)	5.400%	4/15/21	BBB–	1,422,316

1,500		Aleris International Inc., 144A, (WI/DD)	9.500%	4/01/21	B	1,529,062

1,930		Allegheny Technologies Inc.	7.625%	8/15/23	B+	1,606,725

1,780		Anglogold Holdings PLC	6.500%	4/15/40	Baa3	1,486,300

2,015		ArcelorMittal, (5)	7.250%	2/25/22	BB+	1,993,842

1,500		ArcelorMittal, (5)	6.125%	6/01/25	BB+	1,387,500

700		Century Aluminum Company, 144A, (5)	7.500%	6/01/21	BB–	518,000

1,000		Constellium N.V, 144A	8.000%	1/15/23	CCC+	828,750

1,450		Eldorado Gold Corporation, 144A	6.125%	12/15/20	BB	1,323,125

935		First Quantum Minerals Limited, 144A	6.750%	2/15/20	B	640,475

1,885		Freeport McMoRan, Inc., (5)	3.550%	3/01/22	BBB–	1,314,787

2,150		Newmont Mining Corporation	3.500%	3/15/22	BBB	2,136,857

1,250		Novellis Inc., (5)	8.750%	12/15/20	B	1,261,625

1,200		Teck Resources Limited	3.750%	2/01/23	B+	791,256

1,860		Vale Overseas Limited, (5)	4.375%	1/11/22	BBB	1,585,445

1,125		Xstrata Finance Canada Limited, 144A	6.900%	11/15/37	BBB–	961,942

1,655		Yamana Gold Inc.	4.950%	7/15/24	Baa3	1,398,475
		Total Metals & Mining				23,911,482

		Multiline Retail – 0.2%

1,400		J.C. Penney Company Inc., (5)	8.125%	10/01/19	B	1,438,500

		Oil, Gas & Consumable Fuels – 7.3%

1,565		Anadarko Petroleum Corporation	6.200%	3/15/40	BBB	1,505,940

76	Nuveen Investments

Principal Amount (000) (10)		Description (1)	Coupon	Maturity	Ratings (4)	Value

		Oil, Gas & Consumable Fuels (continued)

$1,500		Antero Resources Corporation	5.125%	12/01/22	BB	$1,357,500

3,650		Apache Corporation	4.250%	1/15/44	BBB	3,117,921

1,700	CAD	Baytex Energy Corporation	6.625%	7/19/22	BB	929,355

1,500		Bellatrix Exploration Limited, 144A	8.500%	5/15/20	CCC+	753,750

1,295		Berkshire Hathaway Energy Company	6.125%	4/01/36	A–	1,603,605

2,965		BP Capital Markets PLC	3.814%	2/10/24	A2	3,083,793

419		California Resources Corporation, 144A	8.000%	12/15/22	B	161,315

1,750		Calumet Specialty Products	7.625%	1/15/22	B	1,207,500

1,410		Canadian Natural Resources Limited	5.850%	2/01/35	BBB+	1,213,948

565		Chesapeake Energy Corporation, 144A	8.000%	12/15/22	B+	276,850

1,425		Concho Resources Inc.	5.500%	10/01/22	BB+	1,400,062

1,865		Continental Resources Inc., (5)	5.000%	9/15/22	BB+	1,607,397

1,400		Energy Transfer Equity LP, (5)	5.875%	1/15/24	BB+	1,197,000

1,000		Energy Transfer Equity LP	5.500%	6/01/27	BB+	797,500

2,315		EnLink Midstream Partners LP	4.150%	6/01/25	BBB–	1,792,488

1,000		EV Energy Partners LP / EV Energy Finance Corporation	8.000%	4/15/19	CCC	250,000

1,800		Gibson Energy, 144A	6.750%	7/15/21	BB	1,656,000

910		Global Partners LP/GLP Finance	6.250%	7/15/22	B+	677,950

292		Halcon Resources Corporation, 144A	12.000%	2/15/22	CCC+	194,180

2,300		Hess Corporation, (5)	3.500%	7/15/24	BBB	2,085,780

2,415		Kinder Morgan Energy Partners, LP	4.250%	9/01/24	BBB–	2,287,918

600		Kinder Morgan Energy Partners, LP	6.950%	1/15/38	BBB–	600,304

2,375		Marathon Petroleum Corporation, (5)	3.625%	9/15/24	BBB	2,172,631

685		Martin Mid-Stream Partners LP Finance	7.250%	2/15/21	B–	594,237

1,450		MEG Energy Corporation, 144A	6.375%	1/30/23	BB–	855,500

2,000		MPLX LP	4.000%	2/15/25	BBB–	1,725,104

2,060		Newfield Exploration Company	5.375%	1/01/26	BB+	1,874,600

1,550		NGL Energy Partners LP/Fin Co	5.125%	7/15/19	BB–	937,750

1,500		Oasis Petroleum Inc., (5)	6.875%	3/15/22	B+	1,110,000

1,275		Petro Canada	6.800%	5/15/38	A–	1,397,587

1,000		Range Resources Corporation	5.000%	3/15/23	BB+	847,500

2,000		Reliance Holdings USA Inc., 144A	5.400%	2/14/22	BBB+	2,232,824

1,570		Rose Rock Midstream LP / Rose Rock Finance Corporation	5.625%	7/15/22	B	1,055,825

1,345		Sabine Pass Liquefaction LLC, (5)	5.625%	2/01/21	BB+	1,292,881

2,600		Southeast Supply Header LLC, 144A	4.250%	6/15/24	Baa2	2,424,032

1,445		Southwestern Energy Company	4.100%	3/15/22	BB+	960,925

1,765		Summit Midstream Holdings LLC Finance	7.500%	7/01/21	B	1,385,525

1,520		Targa Resources Inc., (5)	4.250%	11/15/23	BB–	1,337,600

Nuveen Investments	77

Nuveen Strategic Income Fund (continued)

Portfolio of Investments	March 31, 2016 (Unaudited)

Principal Amount (000) (10)	Description (1)	Coupon	Maturity	Ratings (4)	Value

	Oil, Gas & Consumable Fuels (continued)

$2,585	Transocean Inc.	4.300%	10/15/22	BB+	$1,428,213

2,075	Valero Energy Corporation, (5)	3.650%	3/15/25	BBB	2,042,315

825	Vanguard Natural Resources Finance	7.875%	4/01/20	CC	117,562

500	Western Refining Inc.	6.250%	4/01/21	B+	440,000

2,875	Woodside Finance Limited, 144A	3.650%	3/05/25	BBB+	2,671,875

1,385	WPX Energy Inc.	7.500%	8/01/20	BB–	1,083,762
	Total Oil, Gas & Consumable Fuels				59,746,304

	Paper & Forest Products – 0.7%

3,100	Domtar Corporation	6.750%	2/15/44	BBB–	3,154,864

1,200	Mercer International Inc., (5)	7.750%	12/01/22	B+	1,195,500

1,750	Resolute Forest Products, (5)	5.875%	5/15/23	BB–	1,181,250

750	Tembec Industries, Inc., 144A	9.000%	12/15/19	B–	517,500
	Total Paper & Forest Products				6,049,114

	Personal Products – 0.5%

2,915	International Paper Company	8.700%	6/15/38	BBB	4,067,197

	Pharmaceuticals – 0.2%

2,000	Endo Finance LLC, 144A	5.750%	1/15/22	B1	1,890,000

	Professional Services – 0.2%

1,500	CEB Inc., 144A	5.625%	6/15/23	BB–	1,526,250

	Real Estate Investment Trust – 2.4%

3,070	American Tower Company	5.000%	2/15/24	BBB	3,370,185

1,500	Communications Sales & Leasing Inc., 144A	6.000%	4/15/23	BB+	1,458,750

2,000	Digital Realty Trust Inc.	3.625%	10/01/22	BBB	1,986,874

2,060	Omega Healthcare Investors Inc.	4.950%	4/01/24	BBB–	2,098,841

2,080	Piedmont Operating Partnership LP	4.450%	3/15/24	BBB	2,108,211

1,420	Plum Creek Timberlands LP	4.700%	3/15/21	Baa2	1,523,000

2,000	Realogy Group LLC / Realogy Co-Issuer Corporation, 144A	5.250%	12/01/21	B	2,065,000

3,000	Senior Housing Properties Trust	4.750%	5/01/24	BBB–	2,906,985

1,795	Vereit Operating Partner	4.600%	2/06/24	BB+	1,786,025
	Total Real Estate Investment Trust				19,303,871

	Real Estate Management & Development – 0.3%

500	Crescent Resources LLC, 144A	10.250%	8/15/17	B+	495,000

1,500	Hunt Companies Inc., 144A	9.625%	3/01/21	N/R	1,376,250

705	Mattamy Group Corporation, 144A	6.500%	11/15/20	BB	634,500
	Total Real Estate Management & Development				2,505,750

78	Nuveen Investments

Principal Amount (000) (10)	Description (1)	Coupon	Maturity	Ratings (4)	Value

	Road & Rail – 0.4%

$1,130	Avis Budget Car Rental, 144A, (5)	6.375%	4/01/24	B+	$1,130,000

1,000	Hertz Corporation, (5)	7.375%	1/15/21	B	1,020,000

1,350	Watco Companies LLC Finance, 144A	6.375%	4/01/23	B	1,316,250
	Total Road & Rail				3,466,250

	Semiconductors & Semiconductor Equipment – 0.0%

490	Advanced Micro Devices, Inc.	7.000%	7/01/24	CCC	320,950

	Software – 0.7%

2,075	Computer Sciences Corporation	4.450%	9/15/22	BBB	2,123,493

1,000	SS&C Technologies Holdings, Inc., 144A	5.875%	7/15/23	B+	1,038,438

2,500	Total System Services Inc.	3.750%	6/01/23	BBB–	2,448,685
	Total Software				5,610,616

	Specialty Retail – 1.5%

2,000	AutoNation Inc.	4.500%	10/01/25	BBB–	2,050,552

2,745	Bed Bath and Beyond Incorporated	4.915%	8/01/34	BBB+	2,476,459

1,175	Guitar Center Inc., 144A	6.500%	4/15/19	B–	1,057,500

1,500	L Brands, Inc.	6.875%	11/01/35	BB+	1,627,800

4,485	Signet UK Finance PLC	4.700%	6/15/24	BBB–	4,445,994

1,000	The Men’s Warehouse Inc.	7.000%	7/01/22	B2	847,500
	Total Specialty Retail				12,505,805

	Technology Hardware, Storage & Peripherals – 0.5%

2,970	Hewlett Packard Enterprise Co, 144A	4.900%	10/15/25	A–	3,059,296

950	NCR Corporation	6.375%	12/15/23	BB	978,500
	Total Technology Hardware, Storage & Peripherals				4,037,796

	Textiles, Apparel & Luxury Goods – 0.3%

2,195	Levi Strauss & Company	5.000%	5/01/25	BB	2,216,950

	Thrifts & Mortgage Finance – 0.2%

1,500	Radian Group Inc.	7.000%	3/15/21	BB–	1,553,250

	Tobacco – 0.2%

1,006	Altria Group Inc.	9.950%	11/10/38	A–	1,769,521

	Trading Companies & Distributors – 0.3%

1,995	Air Lease Corporation, (5)	3.875%	4/01/21	BBB–	2,027,419

	Transportation Infrastructure – 0.2%

1,185	Aeropuerto Internacional de Tocumen SA	5.750%	10/09/23	BBB	1,214,625

	Wireless Telecommunication Services – 1.8%

1,500	Altice Financing SA, 144A, (5)	6.625%	2/15/23	BB–	1,503,750

2,000	Colombia Telecommunicaciones S.A. ESP, 144A	8.500%	9/30/65	B+	1,700,000

Nuveen Investments	79

Nuveen Strategic Income Fund (continued)

Portfolio of Investments	March 31, 2016 (Unaudited)

Principal Amount (000) (10)	Description (1)	Coupon	Maturity	Ratings (4)	Value

	Wireless Telecommunication Services (continued)

$1,250	Digicel Group, Limited, 144A	8.250%	9/30/20	B–	$1,073,437

3,000	ENTEL Chile SA, 144A	4.750%	8/01/26	BBB	2,878,893

1,000	FairPoint Communications Inc., 144A	8.750%	8/15/19	B	947,500

2,100	Millicom International Cellular SA, 144A	6.000%	3/15/25	BB+	1,947,750

1,000	Softbank Corporation, 144A, (5)	4.500%	4/15/20	BB+	1,013,750

2,000	Sprint Corporation	7.250%	9/15/21	B+	1,527,500

1,350	Telecom Italia SpA, 144A	5.303%	5/30/24	BBB–	1,383,750

1,050	T-Mobile USA Inc.	6.731%	4/28/22	BB	1,097,040
	Total Wireless Telecommunication Services				15,073,370
	Total Corporate Bonds (cost $636,475,489)				613,978,851

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (4)	Value

	$1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED – 7.0%

	Banks – 4.3%

$1,000	Banco Bilbao Vizcaya Argentaria S.A, Reg S	9.000%	N/A (11)	BB	$1,027,950

1,695	Bank of America Corporation	6.300%	N/A (11)	BB+	1,749,918

4,895	Barclays PLC	8.250%	N/A (11)	BB+	4,885,063

2,000	Citigroup Inc.	8.400%	N/A (11)	BB+	2,195,000

1,525	Fifth Third Bancorp.	5.100%	N/A (11)	Baa3	1,383,937

2,488	HSBC Holdings PLC	6.375%	N/A (11)	BBB	2,310,730

2,000	ING Groep N.V, (5)	6.000%	N/A (11)	Ba1	1,871,250

1,300	Intesa Sanpaolo SpA, 144A	7.700%	N/A (11)	Ba3	1,194,375

2,000	JPMorgan Chase & Company, (5)	6.750%	N/A (11)	BBB–	2,196,000

1,248	Lloyd’s Banking Group PLC	7.500%	N/A (11)	BB+	1,235,395

1,600	Nordea Bank AB, 144A	6.125%	N/A (11)	BBB	1,524,000

2,000	Societe Generale, 144A	7.875%	N/A (11)	BB+	1,864,938

2,000	Standard Chartered PLC, 144A, (5)	6.500%	N/A (11)	BBB–	1,749,218

2,620	SunTrust Bank Inc., (5)	5.625%	N/A (11)	Baa3	2,593,800

3,000	Wells Fargo & Company	5.875%	N/A (11)	BBB	3,203,400

1,500	Royal Bank of Scotland Group PLC	7.500%	N/A (11)	BB–	1,395,000

3,000	Wachovia Capital Trust III	5.570%	N/A (11)	BBB	2,968,800
35,871	Total Banks				35,348,774

	Capital Markets – 0.6%

2,300	Goldman Sachs Group Inc.	5.375%	N/A (11)	Ba1	2,225,250

2,800	UBS Group AG, Reg S	7.125%	N/A (11)	BB+	2,881,318
5,100	Total Capital Markets				5,106,568

80	Nuveen Investments

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (4)	Value

	Consumer Finance – 0.2%

$1,620	American Express Company	5.200%	N/A (11)	Baa2	$1,539,000

	Diversified Financial Services – 0.4%

3,110	BNP Paribas, 144A	7.375%	N/A (11)	BBB–	3,008,925

	Electric Utilities – 0.3%

2,720	Electricite de France, 144A	5.250%	N/A (11)	Baa1	2,488,800

	Food Products – 0.3%

2,780	Land O’ Lakes Incorporated, 144A	8.000%	N/A (11)	BB	2,863,400

	Industrial Conglomerates – 0.4%

3,086	General Electric Company	5.000%	N/A (11)	AA–	3,178,580

1,000	OAS Financial Limited, 144A	8.875%	N/A (11)	N/R	1,200
4,086	Total Industrial Conglomerates				3,179,780

	Insurance – 0.5%

1,500	Allstate Corporation	5.750%	8/15/53	Baa1	1,524,375

2,500	Sirius International Group Limited, 144A	7.506%	N/A (11)	BBB–	2,468,750
4,000	Total Insurance				3,993,125
$59,287	Total $1,000 Par (or similar) Institutional Preferred (cost $58,761,515)				57,528,372

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (4)	Value

	ASSET-BACKED AND MORTGAGE-BACKED SECURITIES – 9.1%

$1,089	321 Henderson Receivables LLC, Series 2010-3A, 144A	3.820%	12/15/48	Aaa	$1,129,312

1,250	American Homes 4 Rent, Series 2014-SFR1, 144A	2.541%	6/17/31	Baa2	1,183,765

2,354	American Homes 4 Rent, Series 2014-SFR2, 144A	3.786%	10/17/36	Aaa	2,452,068

2,270	AmeriCold LLC Trust, Series 2010, 144A	6.811%	1/14/29	A+	2,534,839

33	Bank of America Alternative Loan Trust, Series 2005-5 2 CB1	6.000%	6/25/35	Caa1	31,548

1,200	Bank of America Commercial Mortgage Inc., Commercial Mortgage Pass-Through Certificates, Series 2015-UBS7	4.367%	9/17/48	A–	1,163,621

770	Bank of America Commercial Mortgage Inc., Commercial Mortgage Pass-Through Certificates, Series 2015-UBS7	3.167%	9/17/48	BBB–	543,805

2,400	Barclays Commercial Mortgage, Mortgage Pass-Through Certificates, Series 2015-STP, 144A	4.284%	9/10/28	BBB–	2,351,747

4,570	Colony American Homes Trust 2014-1A, 144A	1.591%	5/17/31	Aaa	4,492,956

3,000	Commercial Mortgage Pass-Through Certificates, Series 2014-SAVA, 144A	2.837%	6/15/34	A	2,924,548

3,940	Commercial Mortgage Pass-Through Certificates 2015-CR22	4.127%	3/12/48	A–	3,765,204

2,860	Commercial Mortgage Pass-Through Certificates, Series 2015-CR26	4.495%	10/13/48	A–	2,572,352

203	Countrywide Alternative Loan Trust, Mortgage Pass-Through Certificates, Series 2004-24CB	5.000%	11/25/19	B3	203,540

520	Countrywide Alternative Loan Trust, Mortgage Pass-Through Certificates, Series 2006-19CB	6.000%	8/25/36	Caa3	466,732

Nuveen Investments	81

Nuveen Strategic Income Fund (continued)

Portfolio of Investments	March 31, 2016 (Unaudited)

Principal Amount (000)		Description (1)	Coupon	Maturity	Ratings (4)	Value

		ASSET-BACKED AND MORTGAGE-BACKED SECURITIES (continued)

$1,175		Countrywide Asset Backed Certificates, Series 2007-4 A2	5.530%	3/25/29	Caa1	$1,308,069

351		Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-2	2.633%	2/25/34	BB+	335,256

1,096		Countrywide Home Loans Mortgage, Series 2005-27	5.500%	1/25/23	Caa1	1,014,844

161		Credit Suisse First Boston Mortgage Securities Corporation, Mortgage-Backed Pass-Through Certificates, Series 2003-23	5.750%	9/25/33	AA+	167,630

334		Fannie Mae Mortgage Interest Strips, 366 25, (I/O)	5.000%	9/01/24	Aaa	21,568

1,017		Fannie Mae Mortgage Pool 255956	5.500%	10/01/25	Aaa	1,139,546

118		Fannie Mae Mortgage Pool 256890	6.000%	9/01/37	Aaa	132,117

128		Fannie Mae Mortgage Pool 725205	5.000%	3/01/34	Aaa	142,668

38		Fannie Mae Mortgage Pool 725553	2.402%	9/01/33	Aaa	40,095

181		Fannie Mae Mortgage Pool 725773	5.500%	9/01/34	Aaa	205,548

71		Fannie Mae Mortgage Pool 735060	6.000%	11/01/34	Aaa	81,520

54		Fannie Mae Mortgage Pool 735606	1.996%	5/01/35	Aaa	55,591

51		Fannie Mae Mortgage Pool 745101	6.000%	4/01/32	Aaa	56,805

251		Fannie Mae Mortgage Pool 745324	6.000%	3/01/34	Aaa	282,310

256		Fannie Mae Mortgage Pool 745548	2.521%	1/01/35	Aaa	265,088

53		Fannie Mae Mortgage Pool 824163	5.500%	4/01/35	Aaa	60,407

117		Fannie Mae Mortgage Pool 831377	6.500%	4/01/36	Aaa	134,109

74		Fannie Mae Mortgage Pool 838948	2.053%	8/01/35	Aaa	77,057

51		Fannie Mae Mortgage Pool 852909	6.500%	4/01/36	Aaa	60,393

—	(12)	Fannie Mae Mortgage Pool 889618	5.500%	5/01/38	Aaa	201

147		Fannie Mae Mortgage Pool 893318	6.500%	8/01/36	Aaa	176,472

18		Fannie Mae Mortgage Pool 905597	5.743%	12/01/36	Aaa	18,751

76		Fannie Mae Mortgage Pool 944340	6.000%	6/01/37	Aaa	86,688

57		Fannie Mae Mortgage Pool 946228	6.159%	9/01/37	Aaa	60,313

—	(12)	Fannie Mae Mortgage Pool 985344	5.500%	7/01/38	Aaa	101

319		Fannie Mae Mortgage Pool AA0005	5.500%	11/01/38	Aaa	358,941

277		Fannie Mae Mortgage Pool AA0889	5.500%	12/01/38	Aaa	311,241

76		Fannie Mae Mortgage Pool AL1187	5.500%	7/01/24	Aaa	76,842

14,060		Fannie Mae TBA Mortgage Pool, (WI/DD)	3.500%	TBA	Aaa	14,745,151

332		FDIC Structures Sale Guaranteed Notes, Series 2010-S1, 144A	0.991%	2/25/48	Aaa	331,982

13		Federal Home Loan Mortgage Corporation, Mortgage Pool 1B3220	2.639%	1/01/37	Aaa	13,651

2		Federal Home Loan Mortgage Corporation, Series 2376	5.500%	11/15/16	Aaa	2,481

362		Freddie Mac Gold Pool 1L0117	2.842%	10/01/29	Aaa	378,130

701		Freddie Mac Gold Pool 1K1238	2.500%	7/01/36	Aaa	741,175

155		Freddie Mac Gold Pool 847240	2.478%	7/01/30	Aaa	161,280

96		Freddie Mac Gold Pool 847411	2.417%	5/01/33	Aaa	101,152

333		Freddie Mac Mortgage Pool, Various A17212	6.500%	7/01/31	Aaa	388,858

82	Nuveen Investments

.Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (4)	Value

	ASSET-BACKED AND MORTGAGE-BACKED SECURITIES (continued)

$65	Freddie Mac Mortgage Pool, Various H09059	7.000%	8/01/37	Aaa	$72,066

1,405	Freddie Mac Mortgage Trust, Multifamily Mortgage Pass-Through Certificates, Series 2013-K712, 144A	3.369%	5/25/45	Aaa	1,411,195

18	Freddie Mac Non Gold Participation Certificates 847681	2.514%	12/01/36	Aaa	18,437

3,430	Goldman Sachs Mortgage Securities Trust, Mortgage Pass-Through Certificates, Series 2015-GC32	3.345%	7/10/48	BBB–	2,461,949

68	Government National Mortgage Association, Guaranteed REMIC Pass-Through Securities and MX Securities Trust	4.500%	5/16/38	Aaa	69,607

1,401	Impac Secured Assets Corporation, Mortgage Pass-Through Certificates, Series 2000-3	8.000%	10/25/30	CCC	855,802

229	IndyMac INDX Mortgage Loan Trust, Pass-Through Certificates, Series 2005-AR1	2.672%	3/25/35	BBB+	227,556

3,910	Invitation Homes Trust 2014-SFR1, 144A	3.041%	6/19/31	Baa2	3,762,009

909	JPMorgan Alternative Loan Trust, Mortgage Pass-Through Certificates, Series 2007-S1	0.713%	6/25/37	Caa1	807,978

1,370	JPMorgan Chase Commercial Mortgage Securities Trust, Pass-Through Certificates 2015-C29	3.702%	5/15/48	BBB–	963,067

4,274	JPMorgan Madison Avenue Securities Trust, Mortgage Pass-Through Certificates, Series 2014-1, 144A	2.683%	11/25/24	BBB–	4,277,541

306	Lehman Mortgage Trust, Mortgage Pass-Through Certificates, Series 2008-6	5.232%	4/25/38	BB+	306,709

2,665	Master RePerforming Loan Trust 2005-1, 144A	7.500%	8/25/34	B1	2,723,670

230	Merrill Lynch Mortgage Investors Inc., Commercial Mortgage Pass-Through Certificates, Series 2006	5.204%	12/12/49	AA	233,909

1,000	ML_CFC Commercial Mortgage Trust, Pass-Through Certificates, Series 2007-8	5.864%	8/12/49	BB	1,016,494

1,954	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C22, 144A	4.243%	4/17/48	BBB–	1,506,091

34	Oaktree Real Estate Investments, Commercial Mortgage Asset Backed Securities ORES NPL LLC 2013-LV2I, 144A	3.081%	9/25/25	N/R	33,339

114	Residential Accredit Loans Inc., Mortgage Asset-Backed Pass-Through Certificates, Series 2005-QS12	5.500%	8/25/35	Caa2	102,263

368	Wachovia Mortgage Loan Trust LLC, Mortgage Pass-Through Certificates, Series 2005-B	2.772%	10/20/35	D	317,984

279	Washington Mutual Mortgage Securities Corporation, Mortgage Pass-Through Certificates, Series 2004-RA3	6.338%	8/25/38	AA	292,708

3,429	Wells Fargo Commercial Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2015-C26, 144A	3.586%	2/18/48	BBB–	2,418,418

18	Wells Fargo Mortgage Backed Securities, 2005-AR16 Class 3A2	2.928%	2/25/35	A+	17,626

1,351	Wells Fargo-RBS Commercial Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2013-C15, 144A	4.480%	8/17/46	BBB–	1,192,998
$77,887	Total Asset-Backed and Mortgage-Backed Securities (cost $75,364,712)				74,439,484

Nuveen Investments	83

Nuveen Strategic Income Fund (continued)

Portfolio of Investments	March 31, 2016 (Unaudited)

Principal Amount (000) (10)		Description (1)	Coupon	Maturity	Ratings (4)	Value

		SOVEREIGN DEBT – 4.4%

		Colombia – 0.1%

$850		Republic of Colombia	8.125%	5/21/24	BBB	$1,060,800

		Costa Rica – 0.2%

2,000		Republic of Costa Rica, 144A	7.000%	4/04/44	Ba1	1,805,000

		Dominican Republic – 0.3%

2,500		Dominican Republic, 144A	5.500%	1/27/25	BB–	2,500,000

		Mexico – 2.5%

74,700	MXN	Mexico Bonos de DeSarrollo	8.500%	12/13/18	A	4,846,147

72,550	MXN	Mexico Bonos de DeSarrollo	8.000%	12/07/23	A	4,895,105

60,500	MXN	Mexico Bonos de DeSarrollo	10.000%	12/05/24	A	4,620,572

84,800	MXN	Mexico Bonos de DeSarrollo	7.750%	11/13/42	A	5,688,869
		Total Mexico				20,050,693

		Portugal – 0.6%

4,300	EUR	Portugal Obrigacoes do Tesouro, 144A, Reg S	2.875%	10/15/25	Ba1	4,930,020

		South Africa – 0.3%

2,250		Republic of South Africa, (5)	5.875%	9/16/25	Baa2	2,434,163

		Sri Lanka – 0.3%

2,600		Republic of Sri Lanka, 144A	6.850%	11/03/25	B+	2,478,395

		Uruguay – 0.1%

850		Republic of Uruguay	5.100%	6/18/50	BBB	790,500
		Total Sovereign Debt (cost $42,099,493)				36,049,571
		Total Long-Term Investments (cost $831,717,593)				799,716,304

Shares		Description (1)	Coupon			Value

		INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING – 11.3%

		Money Market Funds – 11.3%

92,555,888		Mount Vernon Securities Lending Trust Prime Portfolio, (14)	0.525% (13)			$92,555,888
		Total Investments Purchased with Collateral from Securities Lending (cost $92,555,888)				92,555,888

Shares		Description (1)	Coupon			Value

		SHORT-TERM INVESTMENTS – 2.2%

		Money Market Funds – 2.2%

17,796,327		First American Treasury Obligations Fund, Class Z	0.171% (13)			$17,796,327
		Total Short-Term Investments (cost $17,796,327)				17,796,327
		Total Investments (cost $942,069,808) – 111.4%				910,068,519
		Other Assets Less Liabilities – (11.4)% (15)				(93,267,230)
		Net Assets – 100%				$816,801,289

84	Nuveen Investments

Investments in Derivatives as of March 31, 2016

Forward Foreign Currency Exchange Contracts outstanding:

Counterparty	Currency Contracts to Deliver	Amount (Local Currency)	In Exchange For Currency	Amount (Local Currency)	Settlement Date	Unrealized Appreciation (Depreciation) (U.S. Dollars)
Bank of America, N.A.	Euro	6,379,000	U.S. Dollar	7,072,914	5/27/16	$(198,735)
Bank of America, N.A.	Mexican Peso	191,530,000	U.S. Dollar	10,407,259	4/29/16	(648,944)
Bank of America, N.A.	U.S. Dollar	3,982,499	Mexican Peso	71,000,000	4/29/16	116,025
Bank of America, N.A.	U.S. Dollar	4,106,258	Swiss Franc	4,000,000	4/29/16	59,122
Goldman Sachs Bank USA	Canadian Dollar	6,602,000	U.S. Dollar	4,941,802	5/27/16	(141,798)
Goldman Sachs Bank USA	U.S. Dollar	711,593	Canadian Dollar	924,000	5/27/16	(105)
						$(814,435)

Credit Default Swaps outstanding:

Counterparty	Referenced entity	Buy/Sell Protection (16)	Current Credit Spread (17)	Notional Amount	Fixed Rate (Annualized)	Termination Date	Value	Variation Margin Receivable/ (Payable)	Unrealized Appreciation (Depreciation)
Citigroup Global Markets, Inc.*	Markit iTraxx Europe Crossover	Sell	3.26%	11,850,000	5.000%	12/20/20	$1,014,200	$(6,233)	$34,704
*	Citigroup Global Markets, Inc. is also the clearing broker for this transaction.

Interest Rate Swaps outstanding:

Counterparty	Notional Amount	Fund Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate (Annualized)	Fixed Rate Payment Frequency	Optional Termination Date	Termination Date	Value	Variation Margin Receivable/ (Payable)	Unrealized Appreciation (Depreciation)
JPMorgan Chase Bank, N.A.	$21,000,000	Receive	3-Month USD-LIBOR-ICE	2.113%	Semi-Annually	—	2/21/22	$(1,040,666)	—	$(1,040,666)
JPMorgan Chase Bank, N.A.	10,800,000	Receive	3-Month USD-LIBOR-ICE	2.078	Semi-Annually	2/08/23	2/19/23	(518,187)	—	(518,187)
Morgan Stanley Capital Services LLC*	26,000,000	Receive	3-Month USD-LIBOR-ICE	2.743	Semi-Annually	—	4/15/24	(2,767,755)	$18,274	(2,767,755)
	$57,800,000							$(4,326,608)	$18,274	$(4,326,608)
*	Citigroup Global Markets, Inc. is the clearing broker for this transaction.

Futures Contracts outstanding:

Description	Contract Position	Number of Contracts	Contract Expiration	Notional Amount at Value*	Variation Margin Receivable/ (Payable)	Unrealized Appreciation (Depreciation)
U.S. Treasury 5-Year Note	Long	72	6/16	$8,723,813	$20,220	$40,326
U.S. Treasury 10-Year Note	Short	(1,310)	6/16	(170,811,719)	(507,697)	274,249
U.S. Treasury Ultra Bond	Long	264	6/16	45,548,250	280,500	(514,976)
				$(116,539,656)	$(206,977)	$(200,401)
*	Total aggregate Notional Amount at Value of long and short positions is $54,272,063 and $(170,811,719), respectively.

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs

Nuveen Investments	85

Nuveen Strategic Income Fund (continued)

Portfolio of Investments	March 31, 2016 (Unaudited)

reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3		Total
Long-Term Investments:
Common Stocks	$—	$—	$5,993		$5,993
Convertible Preferred Securities	1,139,700	—	—		1,139,700
Variable Rate Senior Loan Interests	—	12,106,107	—		12,106,107
$25 Par (or similar) Retail Preferred	251,500	4,216,726	—		4,468,226
Corporate Bonds	—	613,978,851	—	*	613,978,851
$1,000 Par (or similar) Institutional Preferred	—	57,528,372	—		57,528,372
Asset-Backed and Mortgage-Backed Securities	—	74,439,484	—		74,439,484
Sovereign Debt	—	36,049,571	—		36,049,571
Investments Purchased with Collateral from Securities Lending	92,555,888	—	—		92,555,888
Short-Term Investments:
Money Market Funds	17,796,327	—	—		17,796,327
Investments in Derivatives:
Forward Foreign Currency Exchange Contracts**	—	(814,435)	—		(814,435)
Credit Default Swaps**	—	37,404	—		37,404
Interest Rate Swaps**	—	(4,326,608)	—		(4,326,608)
Futures Contracts**	(200,401)	—	—		(200,401)
Total	$111,543,014	$793,215,472	$5,993		$904,764,479
*	Value equals zero as of the end of the reporting period.
**	Represents net unrealized appreciation (depreciation).

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of March 31, 2016, the cost of investments (excluding investments in derivatives) was $942,387,521.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) as of March 31, 2016, were as follows:

Gross unrealized:
Appreciation	$18,569,370
Depreciation	(50,888,372)
Net unrealized appreciation (depreciation) of investments	$(32,319,002)

86	Nuveen Investments

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(3)	Investment valued at fair value using methods determined in good faith by, or at discretion of, the Board. For fair value measurement disclosure purposes, investment classified as Level 3.

(4)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(5)	Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $89,386,088.

(6)	Senior Loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments of senior loans may occur. As a result, the actual remaining maturity of senior loans held may be substantially less than the stated maturities shown.

(7)	Senior loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate plus an assigned fixed rate. These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank Offered Rate (“LIBOR”), or (ii) the prime rate offered by one or more major United States banks. Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan. The rate shown is the coupon as of the end of the reporting period.

(8)	As of, or subsequent to, the end of the reporting period this security is non-income producing. Non-income producing, in the case of a fixed-income security, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the Fund’s Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has ceased accruing additional income on the Fund’s records.

(9)	For fair value measurement disclosure purposes, investment classified as Level 2.

(10)	Principal Amount (000) denominated in U.S. Dollars, unless otherwise noted.

(11)	Perpetual security. Maturity date is not applicable.

(12)	Principal Amount (000) rounds to less than $1,000.

(13)	The rate shown is the annualized seven-day effective yield as of the end of the reporting period.

(14)	The Fund may loan securities representing up to one third of the fair value of its total assets (which includes collateral for securities on loan) to broker-dealers, banks and other institutions. The Fund maintains collateral equal to at least 100% of the fair value of the securities loaned. The cash collateral received by the Fund is invested in this money market fund.

(15)	Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter derivatives as well as the exchange-cleared and exchange-traded derivatives, when applicable.

(16)	The Fund entered into the credit default swaps to gain investment exposure to the referenced entity. Selling protection has a similar credit risk position to owning the referenced entity. Buying protection has a similar credit risk position to selling the referenced entity short.

(17)	The credit spread generally serves as an indication of the current status of the payment/performance risk and therefore the likelihood of default of the credit derivative. The credit spread also reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into a credit default swap contract. Higher credit spreads are indicative of higher likelihood of performance by the seller of protection.

(I/O)	Interest only.

GDR	Global Depositary Receipt

Reg S	Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the United States.

N/A	Not Applicable

TBA	To be announced. Maturity date not known prior to settlement of this transaction.

144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

(WI/DD)	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.

CAD	Canadian Dollar

EUR	Euro

MXN	Mexican Peso

USD-LIBOR-ICE	United States Dollar-London Inter-Bank Offered Rate-Intercontinental Exchange.

Nuveen Investments	87

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See Ex-99. CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Investment Funds, Inc.

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date: May 27, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date: May 27, 2016

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: May 27, 2016